UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-22959

1290 FUNDS
(Exact name of registrant as specified in charter)

1290 Avenue of the Americas
New York, New York 10104
(Address of principal executive offices)

SHANE DALY.
Executive Vice President, General Counsel and Secretary
Equitable Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK C. AMOROSI, ESQ.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1.	REPORTS TO STOCKHOLDERS.
Item 1(a):
Copies of the reports transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 (the “1940 Act”) are filed herewith.

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 30, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

How did the Fund perform last period and what affected its
performance
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 28.86% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 1000
®
Index and the Russell 1000
®
Growth Index, which returned 38.07%, and 43.77% respectively, over the same period.
What helped performance during the period?
• The Fund’s overweight exposure to companies with the highest book-to-market
and profitability characteristics, which outperformed, aided performance. Additionally, the Fund’s underweight to companies with the lowest book-to-market
and profitability characteristics, which underperformed, also contributed to performance.
What hurt performance during the period?
• The Fund’s underweight to
mega-cap
stocks, which outperformed, and overweight exposure to large- and mid-cap
stocks in the Russell 1000
®
Growth Index universe detracted from results.

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the S&P 500 Index, the Russell 1000
®
Index and the Russell 1000
®
Growth Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class A)
without Sales Charge	28.86%
with Sales Charge	21.77%
Russell 1000 ® Index**	26.81%
Russell 1000 ® Growth Index	29.68%
S&P 500 ® Index	26.98%
*	Date of inception: November 30, 2023
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$174,297,086
Total number of portfolio holdings	197
Total Investment advisory fees (net of waiver)	$189,209
Portfolio turnover rate (for the year ended October 31, 2024)	22%

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.1%

Consumer Discretionary	15.9%

Communication Services	12.5%

Industrials	8.2%

Financials	6.7%

Health Care	5.7%

Consumer Staples	4.5%

Energy	2.1%

Materials	0.7%

Utilities	0.3%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

  # Less than 0.05%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

How did the Fund perform last year and what affected its performance?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.65%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 37.92% for the year ended October 31, 2024, underperforming the Russell 1000
®
Index and the Russell 1000
®
Growth Index, which returned 38.07%, and 43.77% respectively, over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to companies with the highest book-to-market
and profitability characteristics, which outperformed, aided performance. Additionally, the Fund’s underweight to companies with the lowest book-to-market
and profitability characteristics, which underperformed, also contributed to performance.
What hurt performance during the year?
•
The Fund’s underweight to
mega-cap
stocks, which outperformed, and overweight exposure to large- and mid-cap
stocks in the Russell 1000
®
Growth Index universe detracted from results.

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index, the Russell 1000
®
Index and the Russell 1000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class I)	37.92%	9.82%	9.86%
Russell 1000 ® Index**	38.07%	15.00%	13.81%
Russell 1000 ® Growth Index	43.77%	19.00%	18.12%
S&P 500 ® Index	38.02%	15.27%	14.09%
*	Date of inception: February 27, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$174,297,086
Total number of portfolio holdings	197
Total Investment advisory fees (net of waiver)	$189,209
Portfolio turnover rate (for the year ended October 31, 2024)	22%

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.1%

Consumer Discretionary	15.9%

Communication Services	12.5%

Industrials	8.2%

Financials	6.7%

Health Care	5.7%

Consumer Staples	4.5%

Energy	2.1%

Materials	0.7%

Utilities	0.3%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

#	Less than 0.05%

Material Changes to the Fund
Effective November 29, 2023, 1290 Retirement 2060 Fund was renamed 1290 Avantis
®
U.S. Large Cap Growth Fund.

Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds
under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Fund’s performance as a fund-of-funds
reflected the impact of these operating costs and expenses. On November 29, 2023, the Fund repositioned its investments in connection with a change in its investment objective and principal investment strategy and policies.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.75%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 12.95% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
• The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
• The Fund’s overweight to duration in South African bonds added to performance over the period.
• Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
• The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
• The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
• The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

1

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class A)
without Sales Charge	12.95%	0.45%	2.06%
with Sales Charge	7.91%	(0.47%)	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

2

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

What did the Fund invest in?
(as of October 31, 2024)
Sector Weightings (as a % of Net Assets)

Government/Government Related
47.4%
US
24.9%
Non - US
22.5%
Agency/MBS
34.6%
Corporate Bonds
4.8%
Collateralized Mortgage Obligations
2.5%
Commercial Mortgage-Backed Securities
1.4%
Short-Term Investments
5.5%
Cash and Other Assets Less Liabilities
3.8%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 13.16% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
•
The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
•
The Fund’s overweight to duration in South African bonds added to performance over the period.
•
Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
•
The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
•
The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
•
The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

1

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class I)	13.16%	0.65%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

2

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

What did the Fund invest in?
(as of October 31, 2024)
Sector Weightings (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.00%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 12.64% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
•
The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
•
The Fund’s overweight to duration in South African bonds added to performance over the period.
•
Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
•
The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
•
The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
•
The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

1

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class R)	12.64%	0.18%	1.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

2

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

What did the Fund invest in?
(as of October 31, 2024)
Sector Weightings (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.13%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 35.88% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Russell 3000
®
 Index and the Russell 2000
®
 Growth Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class A)
without Sales Charge	35.88%	8.79%
with Sales Charge	28.37%	6.16%
Russell 3000 ® Index**	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees (net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.88%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 36.21% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
 Index and the Russell 2000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class I)	36.21%	9.06%
Russell 3000 ® Index **	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees ( net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$163	1.38%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 35.55% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
 Index and the Russell 2000
®
Growth Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class R)	35.55%	8.51%
Russell 3000 ® Index **	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees (net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.20%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 26.96% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
• Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
• The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
• The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
• The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class A)
without Sales Charge	26.96%	10.54%	8.40%
with Sales Charge	19.95%	9.28%	7.78%
Russell 3000 ® Index **	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.95%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 27.32% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
• Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
• The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
• The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
• The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class I)	27.32%	10.80%	8.67%
Russell 3000 ® Index **	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$164	1.45%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 26.66% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
•
Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
•
The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
•
The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
•
The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized
companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Russell 3000
®
Index and the Russell 2500
®
Value Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class R)	26.66%	10.26%	8.13%
Russell 3000 ® Index**	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-
0416, or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 15.90% (without sales charge) for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

1

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the ICE BofA U.S. High Yield Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class A)
without Sales Charge	15.90%	4.19%	4.12%
with Sales Charge	10.66%	3.22%	3.64%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

2

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

What did the Fund invest in?
(as of October 31, 2024)
Credit Quality Ratings (as a % of Net Assets)

BBB
4.45%
BB
35.20%
B
38.23%
CCC
17.14%
C
0.18%
Not Rated
4.80%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.75%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 16.17% for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

1

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the ICE BofA U.S. High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class I)	16.17%	4.47%	4.39%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

2

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

What did the Fund invest in?
(as of October 31, 2024)
Credit Quality Ratings (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.25%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 15.61% for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

1

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the ICE BofA U.S. High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class R)	15.61%	3.95%	3.86%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

2

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

What did the Fu
n
d invest in?
(as of October 31, 2024)
Credit Quality Ratings (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 16.13% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
•
Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
•
Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
•
Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class A)
without Sales Charge	16.13%	6.67%	6.92%
with Sales Charge	10.95%	5.48%	6.23%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

What did the Fund invest in?
(as of October 31, 2024)
Asset Allocation (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-
0416, or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What
were
the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 16.40% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
• Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
• Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
• Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class I)	16.40%	6.95%	7.19%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

What did the Fund invest in?
(as of October 31, 2024)
Asset Allocation (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What
were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$140	1.30%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 15.86% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
• Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
• Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
• Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index, the 1290 Multi-Asset Income Index, the MSCI World High Dividend Yield Index, the Cboe S&P 500 BuyWrite Index
sm
, and the Bloomberg U.S. Corporate High Yield Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class R)	15.86%	6.40%	6.65%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

What did the Fund invest in?
(as of October 31, 2024)
Asset Allocation (as a % of Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 13.62% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S.
3-Month
Treasury Bill Index performed over the same period.This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class A)
without Sales Charge	13.62%	2.04%	1.70%
with Sales Charge	7.41%	0.90%	1.08%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

What did the Fund invest in?
(as of October 31, 2024)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNGIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.85%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 14.00% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNGIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S.
3-Month
Treasury Bill Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class I)	14.00%	2.30%	1.95%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNGIX)

What did the Fund invest in?
(as of October 31, 2024)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R (TNMRX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 13.42% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R (TNMRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the Bloomberg U.S. Aggregate Bond Index and the ICE BofA U.S.
3-Month
Treasury Bill Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class R)	13.42%	1.80%	1.45%
Bloomberg U.S. Aggregate Bond Index **	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R (TNMRX)

What did the Fund invest in?
(as of October 31, 2024)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2020 FUND CLASS I (TNIIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2020 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.56%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 17.31% for the year ended October 31, 2024, underperforming the S&P Target Date 2020 Index, which returned 19.00%, over the same period.
What helped performance during the year?
• The Fund’s 43.8% allocation to global equities, roughly in line with index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 55.8% allocation to bonds, roughly matching the benchmark’s level, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.4% for the period, detracted from performance.

1

1290 RETIREMENT 2020 FUND CLASS I (TNIIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2020 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2020 Fund (Class I)	17.31%	3.96%	5.04%
Bloomberg U.S. Aggregate Bond Index **	10.55%	(0.23%)	1.31%
S&P Target Date 2020 Index	19.00%	5.44%	5.82%
*	Date of inception: February 27, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$6,354,982
Total number of portfolio holdings	18
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	7%

2

1290 RETIREMENT 2020 FUND CLASS I (TNIIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.9%

	Fixed Income	57.5%

	Equity	42.4%

Short-Term Investments			1.2%

Cash and Other Assets Less Liabilities			(1.1)%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2025 FUND CLASS I (TNJIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2025 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.55%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 19.26% for the year ended October 31, 2024, underperforming the S&P Target Date 2025 Index, which returned 19.78%, over the same period.
What helped performance during the year?
• The Fund’s 53.0% allocation to global equities, an overweight compared to index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter’s small allocation contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• The Fund’s 46.9% allocation to bonds, an underweight compared to that of the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class.
• Holding some cash, about 0.4% for the period, detracted from performance.

1

1290 RETIREMENT 2025 FUND CLASS I (TNJIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2025 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2025 Fund (Class I)	19.26%	4.73%	5.78%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2025 Index	19.78%	6.22%	6.52%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,977,686
Total number of portfolio holdings	17
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	23%

2

1290 RETIREMENT 2025 FUND CLASS I (TNJIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.9%

	Equity	53.0%

	Fixed Income	46.9%

Cash and Other Assets Less Liabilities			0.1%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2030 FUND CLASS I (TNKIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2030 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.55%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 21.18% for the year ended October 31, 2024, underperforming the S&P Target Date 2030 Index, which returned 22.37%, over the same period.
What helped performance during the year?
• The Fund’s 63.4% allocation to global equities, above the index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 36.0% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.6% for the period, detracted from performance.

1

1290 RETIREMENT 2030 FUND CLASS I (TNKIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2030 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2030 Fund (Class I)	21.18%	5.31%	6.31%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2030 Index	22.37%	7.24%	7.35%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$12,611,048
Total number of portfolio holdings	18
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	9%

2

1290 RETIREMENT 2030 FUND CLASS I (TNKIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	63.0%

	Fixed Income	36.5%

Short-Term Investments			0.3%

Cash and Other Assets Less Liabilities			0.2%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2035 FUND CLASS I (TNLIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2035 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 22.52% for the year ended October 31, 2024, underperforming the S&P Target Date 2035 Index which returned 24.97%, over the same period.
What helped performance during the year?
•
The Fund’s 71.5% allocation to global equities, above the index levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 27.9% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.8% for the period, detracted from performance.

1

1290 RETIREMENT 2035 FUND CLASS I (TNLIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500
®
Index and the S&P Target Date 2035 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2035 Fund (Class I)	22.52%	5.86%	6.77%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2035 Index	24.97%	8.31%	8.20%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$15,844,078
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	2%

2

1290 RETIREMENT 2035 FUND CLASS I (TNLIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.7%

	Equity	71.8%

	Fixed Income	27.9%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.2%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2040 FUND CLASS I (TNNIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2040 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 23.53% for the year ended October 31, 2024, underperforming the S&P Target Date 2040 Index which returned 27.29%, over the same period.
What helped performance during the year?
•
The Fund’s 75.8% allocation to global equities, comparable to the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 23.7% allocation to bonds, somewhat higher than the benchmark level, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.6% for the period, detracted from performance.

1

1290 RETIREMENT 2040 FUND CLASS I (TNNIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500
®
Index and the S&P Target Date 2040 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2040 Fund (Class I)	23.53%	6.60%	7.38%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2040 Index	27.29%	9.20%	8.88%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$7,858,779
Total number of portfolio holdings	14
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	19%

2

1290 RETIREMENT 2040 FUND CLASS I (TNNIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	75.8%

	Fixed Income	23.7%

Cash and Other Assets Less Liabilities			0.5%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2045 FUND CLASS I (TNOIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2045 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 24.47% for the year ended October 31, 2024, underperforming the S&P Target Date 2045 Index which returned 28.69%, over the same period.
What helped performance during the year?
•
The Fund’s 81.1% allocation to global equities, slightly lower than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 18.0% allocation to bonds, an overweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.9% for the period, detracted from performance.

1

1290 RETIREMENT 2045 FUND CLASS I (TNOIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2045 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2045 Fund (Class I)	24.47%	6.94%	7.70%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2045 Index	28.69%	9.73%	9.27%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$11,916,348
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	1%

2

1290 RETIREMENT 2045 FUND CLASS I (TNOIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			100.5%

	Equity	81.5%

	Fixed Income	19.0%

Short-Term Investments			0.3%

Cash and Other Assets Less Liabilities			(0.8)%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2050 FUND CLASS I (TNWIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2050 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.53%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 25.45% for the year ended October 31, 2024, underperforming the S&P Target Date 2050 Index which returned 29.63%, over the same period.
What helped performance during the year?
•
The Fund’s 86.1% allocation to global equities, slightly lower than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 13.1% allocation to bonds, an overweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.8% for the period, detracted from performance.

1

1290 RETIREMENT 2050 FUND CLASS I (TNWIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2050 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2050 Fund (Class I)	25.45%	7.28%	8.04%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2050 Index	29.63%	10.04%	9.51%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$11,935,894
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	3%

2

1290 RETIREMENT 2050 FUND CLASS I (TNWIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	85.7%

	Fixed Income	13.8%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.4%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 RETIREMENT 2055 FUND CLASS I (TNQIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 Retirement 2055 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.53%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 26.50% for the year ended October 31, 2024, underperforming the S&P Target Date 2055 Index which returned 29.69%, over the same period.
What helped performance during the year?
• The Fund’s 91.0% allocation to global equities, somewhat higher than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 8.1% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.9% for the period, detracted from performance.

1

1290 RETIREMENT 2055 FUND CLASS I (TNQIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the S&P 500 Index and the S&P Target Date 2055 Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2055 Fund (Class I)	26.50%	7.57%	8.34%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2055 Index	29.69%	10.10%	9.57%
*	Date of inception: February 27, 2017
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$8,417,016
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	2%

2

1290 RETIREMENT 2055 FUND CLASS I (TNQIX)

What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.3%

	Equity	90.5%

	Fixed Income	8.8%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.6%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.10%

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 30.38% (without sales charge) for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

1

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund (reflecting the maximum applicable Class A sales charge) would have performed since inception, and how the MSCI World (Net) Index performed over the same period. This graph includes the deduction of the maximum sales charge, if any.

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class A)
without Sales Charge	30.38%	10.22%	9.22%
with Sales Charge	23.19%	8.97%	8.60%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

2

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%

How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 30.72% for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

1

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $1,000,000 investment in the Fund would have performed since inception, and how the MSCI World (Net) Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class I)	30.72%	10.50%	9.49%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

2

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

Annual Shareholder Report - October 31, 2024
This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.35%

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 30.11% for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

1

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

How did the Fund perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Fund would have performed since inception, and how the MSCI World (Net) Index performed over the same period.

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class R)	30.11%	9.95%	8.95%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

2

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

3

ITEM 1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Mr. Clement and Mr. Foley are considered to be “independent” for purposes of Item 3(a)(2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees for fiscal year 2024: $579,552 and for fiscal year 2023: $560,388.

(b)  Audit-Related Fees fiscal year 2024: $0 and for fiscal year 2023: $0.

Audit-Related Fees represent fees billed for assurance and related services that are reasonably related to the performance of the audit or the review of the fund’s financial statements that are not reported under Audit Fees.

(c)  Tax Fees for fiscal year 2024: $206,930 and for fiscal year 2023: $259,455.

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)  All Other Fees for fiscal year 2024: $0 and for fiscal year 2023: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1)  The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the audit committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the audit committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g)  For fiscal year 2024: $0 and for fiscal year 2023: $0.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The complete schedule of investments for each series is disclosed in the registrant’s financial statements included in Item 7 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report

October 31, 2024

1290 Funds

Annual Report

October 31, 2024

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.5%)
Entertainment (1.0%)
Live Nation Entertainment, Inc.*	418	$48,964
Netflix, Inc.*	2,330	1,761,550

		1,810,514

Interactive Media & Services (11.5%)
Alphabet, Inc., Class A	35,092	6,004,592
Alphabet, Inc., Class C	29,023	5,011,982
Meta Platforms, Inc., Class A	15,834	8,987,062

		20,003,636

Total Communication Services		21,814,150

Consumer Discretionary (15.9%)
Automobiles (0.5%)
Tesla, Inc.*	3,680	919,448

Broadline Retail (6.5%)
Amazon.com, Inc.*	56,667	10,562,729
Coupang, Inc., Class A*	26,592	685,808
Etsy, Inc.*	328	16,872

		11,265,409

Distributors (0.3%)
Pool Corp.	1,166	421,672

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	2,379	320,665
Booking Holdings, Inc.	69	322,661
Chipotle Mexican Grill, Inc.*	24,500	1,366,365
Choice Hotels International, Inc.	896	125,001
Darden Restaurants, Inc.	1,320	211,226
Domino’s Pizza, Inc.	159	65,783
Expedia Group, Inc.*	867	135,521
Hilton Worldwide Holdings, Inc.	292	68,576
Las Vegas Sands Corp.	9,740	505,019
McDonald’s Corp.	334	97,565
Norwegian Cruise Line Holdings Ltd.*	3,780	95,785
Planet Fitness, Inc., Class A*	114	8,951
Royal Caribbean Cruises Ltd.	1,928	397,843
Starbucks Corp.	1,335	130,430
Texas Roadhouse, Inc., Class A	2,941	562,084
Wingstop, Inc.	143	41,140
Wynn Resorts Ltd.	130	12,483
Yum! Brands, Inc.	812	106,502

		4,573,600

Specialty Retail (4.9%)
AutoZone, Inc.*	42	126,378
Burlington Stores, Inc.*	2,488	616,452
CarMax, Inc.*	321	23,234
Dick’s Sporting Goods, Inc.	162	31,711
Floor & Decor Holdings, Inc., Class A*	2,932	302,143
Home Depot, Inc. (The)	5,700	2,244,375
Murphy USA, Inc.	770	376,107
O’Reilly Automotive, Inc.*	136	156,827
Ross Stores, Inc.	5,834	815,126
TJX Cos., Inc. (The)	18,027	2,037,592
Tractor Supply Co.	4,073	1,081,422
Ulta Beauty, Inc.*	1,175	433,551
Williams-Sonoma, Inc.	2,450	328,619

		8,573,537

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	1,798	193,860
Deckers Outdoor Corp.*	5,694	916,108
Lululemon Athletica, Inc.*	1,585	472,171
NIKE, Inc., Class B	4,935	380,637
Skechers USA, Inc., Class A*	175	10,755

		1,973,531

Total Consumer Discretionary		27,727,197

Consumer Staples (4.5%)
Beverages (1.1%)
Coca-Cola Co. (The)	13,704	895,008
Monster Beverage Corp.*	3,180	167,523
PepsiCo, Inc.	4,776	793,198

		1,855,729

Consumer Staples Distribution & Retail (2.5%)
Casey’s General Stores, Inc.	169	66,590
Costco Wholesale Corp.	4,324	3,779,954
Performance Food Group Co.*	1,650	134,063
Sysco Corp.	4,415	330,904

		4,311,511

Food Products (0.1%)
Hershey Co. (The)	1,346	239,023
Lamb Weston Holdings, Inc.	198	15,382

		254,405

Household Products (0.8%)
Clorox Co. (The)	2,026	321,222
Colgate-Palmolive Co.	2,284	214,034
Kimberly-Clark Corp.	4,725	634,001
Procter & Gamble Co. (The)	1,373	226,792

		1,396,049

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	36,331

Total Consumer Staples		7,854,025

Energy (2.1%)
Energy Equipment & Services (0.1%)
Weatherford International plc	2,064	163,056

Oil, Gas & Consumable Fuels (2.0%)
Antero Midstream Corp.	3,947	56,719
Cheniere Energy, Inc.	4,268	816,810
Hess Corp.	4,488	603,546
Permian Resources Corp.	3,356	45,742
Targa Resources Corp.	8,116	1,355,047
Texas Pacific Land Corp.	469	546,854

		3,424,718

Total Energy		3,587,774

Financials (6.7%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	2,751	1,403,835
Blackstone, Inc.	1,949	326,945

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Charles Schwab Corp. (The)	930	$65,872
FactSet Research Systems, Inc.	468	212,500
Goldman Sachs Group, Inc. (The)	542	280,642
Jefferies Financial Group, Inc.	1,413	90,404
KKR & Co., Inc.	1,243	171,833
LPL Financial Holdings, Inc.	1,933	545,454
Moody’s Corp.	804	365,048
MSCI, Inc.	91	51,979

		3,514,512

Consumer Finance (0.2%)
Ally Financial, Inc.	843	29,547
American Express Co.	1,009	272,511

		302,058

Financial Services (3.2%)
Apollo Global Management, Inc.	5,617	804,691
Mastercard, Inc., Class A	5,400	2,697,786
Visa, Inc., Class A	7,289	2,112,717

		5,615,194

Insurance (1.3%)
Allstate Corp. (The)	311	58,008
Everest Group Ltd.	193	68,633
Kinsale Capital Group, Inc.	299	128,005
Markel Group, Inc.*	59	90,978
Marsh & McLennan Cos., Inc.	888	193,797
Progressive Corp. (The)	7,311	1,775,330

		2,314,751

Total Financials		11,746,515

Health Care (5.7%)
Biotechnology (1.9%)
AbbVie, Inc.	7,695	1,568,780
Alnylam Pharmaceuticals, Inc.*	222	59,183
Amgen, Inc.	1,588	508,414
GRAIL, Inc. (x)*	27	366
Regeneron Pharmaceuticals, Inc.*	57	47,777
Vertex Pharmaceuticals, Inc.*	2,216	1,054,772

		3,239,292

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	931	190,883
Dexcom, Inc.*	3,048	214,823
Edwards Lifesciences Corp.*	3,762	252,092
IDEXX Laboratories, Inc.*	1,297	527,775
Intuitive Surgical, Inc.*	880	443,379
ResMed, Inc.	1,486	360,310
Stryker Corp.	170	60,568

		2,049,830

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	306	33,207
Cencora, Inc.	1,690	385,455
Cigna Group (The)	90	28,333
Elevance Health, Inc.	180	73,037
HCA Healthcare, Inc.	104	37,309
McKesson Corp.	118	59,070
Molina Healthcare, Inc.*	588	188,877
UnitedHealth Group, Inc.	244	137,738

		943,026

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	1,241	259,158

Life Sciences Tools & Services (0.3%)
Waters Corp.*	645	208,406
West Pharmaceutical Services, Inc.	792	243,881

		452,287

Pharmaceuticals (1.7%)
Eli Lilly and Co.	2,806	2,328,250
Merck & Co., Inc.	1,483	151,741
Zoetis, Inc.	2,732	488,427

		2,968,418

Total Health Care		9,912,011

Industrials (8.2%)
Aerospace & Defense (0.7%)
Boeing Co. (The)*	154	22,994
BWX Technologies, Inc.	513	62,458
General Electric Co.	747	128,320
Lockheed Martin Corp.	1,793	979,067
TransDigm Group, Inc.	20	26,046

		1,218,885

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	49,266

Building Products (0.6%)
AAON, Inc.	736	84,066
Advanced Drainage Systems, Inc.	2,211	331,385
Lennox International, Inc.	269	162,091
Trane Technologies plc	498	184,340
Trex Co., Inc.*	3,300	233,805

		995,687

Commercial Services & Supplies (0.9%)
Cintas Corp.	2,048	421,499
Copart, Inc.*	7,396	380,672
Rollins, Inc.	2,737	129,022
Waste Management, Inc.	2,566	553,871

		1,485,064

Construction & Engineering (0.4%)
Comfort Systems USA, Inc.	818	319,870
EMCOR Group, Inc.	528	235,525
Quanta Services, Inc.	279	84,155

		639,550

Electrical Equipment (0.3%)
Generac Holdings, Inc.*	526	87,079
Vertiv Holdings Co., Class A	3,558	388,854

		475,933

Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	2,648	533,095
Saia, Inc.*	67	32,737
Uber Technologies, Inc.*	1,999	144,028
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	89	6,527

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
U-Haul Holding Co. (New York Stock exchange)	1,153	$78,704
Union Pacific Corp.	3,816	885,579

		1,680,670

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	372	76,513

Machinery (1.4%)
Caterpillar, Inc.	4,468	1,680,861
Illinois Tool Works, Inc.	1,690	441,310
Lincoln Electric Holdings, Inc.	1,423	274,013

		2,396,184

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	19,966

Professional Services (1.6%)
Automatic Data Processing, Inc.	4,566	1,320,670
Paychex, Inc.	4,327	602,881
Paycom Software, Inc.	1,606	335,702
Verisk Analytics, Inc.	2,160	593,395

		2,852,648

Trading Companies & Distributors (1.3%)
Fastenal Co.	11,419	892,738
United Rentals, Inc.	283	230,022
W.W. Grainger, Inc.	1,101	1,221,262

		2,344,022

Total Industrials		14,234,388

Information Technology (43.1%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	2,130	823,117
Motorola Solutions, Inc.	1,643	738,282
Ubiquiti, Inc.	128	34,009

		1,595,408

Electronic Equipment, Instruments & Components (0.3%)
CDW Corp.	1,289	242,629
Jabil, Inc.	1,860	228,947

		471,576

IT Services (0.4%)
Gartner, Inc.*	765	384,412
GoDaddy, Inc., Class A*	1,952	325,594
VeriSign, Inc.*	12	2,122

		712,128

Semiconductors & Semiconductor Equipment (16.2%)
Advanced Micro Devices, Inc.*	5,610	808,233
Applied Materials, Inc.	7,777	1,412,148
Broadcom, Inc.	24,320	4,128,806
KLA Corp.	1,698	1,131,259
Lam Research Corp.	20,460	1,521,201
NVIDIA Corp.	124,809	16,569,643
QUALCOMM, Inc.	12,382	2,015,418
Teradyne, Inc.	2,097	222,722
Texas Instruments, Inc.	1,982	402,663

		28,212,093

Software (13.2%)
Adobe, Inc.*	1,230	588,038
AppLovin Corp., Class A*	2,746	465,145
Dropbox, Inc., Class A*	875	22,619
Fair Isaac Corp.*	128	255,118
Fortinet, Inc.*	3,381	265,949
Intuit, Inc.	1,477	901,413
Manhattan Associates, Inc.*	952	250,719
Microsoft Corp.	40,331	16,388,502
Nutanix, Inc., Class A*	445	27,634
Oracle Corp.	6,696	1,123,857
Palo Alto Networks, Inc.*	1,936	697,599
Pegasystems, Inc.	819	65,061
Salesforce, Inc.	3,769	1,098,174
ServiceNow, Inc.*	993	926,459

		23,076,287

Technology Hardware, Storage & Peripherals (12.1%)
Apple, Inc.	92,877	20,981,843
HP, Inc.	670	23,798
NetApp, Inc.	932	107,469

		21,113,110

Total Information Technology		75,180,602

Materials (0.7%)
Chemicals (0.4%)
RPM International, Inc.	1,043	132,575
Sherwin-Williams Co. (The)	1,340	480,752

		613,327

Construction Materials (0.2%)
Eagle Materials, Inc.	1,181	337,128
Martin Marietta Materials, Inc.	48	28,433

		365,561

Containers & Packaging (0.0%)†
Avery Dennison Corp.	345	71,425

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	1,431	141,526

Total Materials		1,191,839

Utilities (0.3%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	142	37,340
NRG Energy, Inc.	584	52,794

		90,134

Independent Power and Renewable Electricity Producers (0.3%)
Vistra Corp.	3,927	490,718

Total Utilities		580,852

Total Common Stocks (99.7%) (Cost $154,353,956)		173,829,353

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	6,384	$6,384

Total Short-Term Investments (0.0%)† (Cost $6,384)		6,384

Total Investments in Securities (99.7%) (Cost $154,360,340)		173,835,737
Other Assets Less Liabilities (0.3%)		461,349

Net Assets (100%)		$174,297,086

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $6,192. This was collateralized by cash of $6,384 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,814,150	$—	$—	$21,814,150
Consumer Discretionary	27,727,197	—	—	27,727,197
Consumer Staples	7,854,025	—	—	7,854,025
Energy	3,587,774	—	—	3,587,774
Financials	11,746,515	—	—	11,746,515
Health Care	9,912,011	—	—	9,912,011
Industrials	14,234,388	—	—	14,234,388
Information Technology	75,180,602	—	—	75,180,602
Materials	1,191,839	—	—	1,191,839
Utilities	580,852	—	—	580,852
Short-Term Investments
Investment Companies	6,384	—	—	6,384

Total Assets	$173,835,737	$—	$—	$173,835,737

Total Liabilities	$—	$—	$—	$—

Total	$173,835,737	$—	$—	$173,835,737

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$167,822,210
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,593,020

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,099,741
Aggregate gross unrealized depreciation	(2,626,824)

Net unrealized appreciation	$19,472,917

Federal income tax cost of investments in securities and derivative instruments, if applicable	$154,362,820

For the year ended October 31, 2024, the Fund incurred approximately $1,553 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $154,360,340)	$173,835,737
Cash	479,316
Receivable for Fund shares sold	117,509
Dividends, interest and other receivables	50,135
Prepaid registration and filing fees	13,550
Securities lending income receivable	227
Other assets	623

Total assets	174,497,097

LIABILITIES
Payable for Fund shares repurchased	54,988
Administrative fees payable	22,498
Transfer agent fees payable	7,006
Payable for return of collateral on securities loaned	6,384
Investment advisory fees payable	5,519
Distribution fees payable - Class A	28
Accrued expenses	103,588

Total liabilities	200,011

Commitments and contingent liabilities^
NET ASSETS	$174,297,086

Net assets were comprised of:
Paid in capital	$154,071,019
Total distributable earnings (loss)	20,226,067

Net assets	$174,297,086

Class A
Net asset value and redemption price per share, $131,697 / 7,483 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.60
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price per share	$18.62

Class I
Net asset value, offering and redemption price per share, $174,165,389 / 9,875,065 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.64

(x)	Includes value of securities on loan of $6,192.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$681,326
Interest	11,723
Securities lending (net)	1,415

Total income	694,464

EXPENSES
Investment advisory fees	453,609
Administrative fees	136,085
Professional fees	85,505
Printing and mailing expenses	72,082
Transfer agent fees	34,600
Registration and filing fees	23,159
Custodian fees	12,700
Trustees’ fees	2,644
Distribution fees - Class A	271
Miscellaneous	32,793

Gross expenses	853,448
Less: Waiver from investment adviser	(264,400)

Net expenses	589,048

NET INVESTMENT INCOME (LOSS)	105,416

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	665,667
Net change in unrealized appreciation (depreciation) on investments in securities	18,938,095

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,603,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,709,178

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$105,416	$102,821
Net realized gain (loss)	665,667	71,819
Net change in unrealized appreciation (depreciation)	18,938,095	48,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,709,178	223,083

Distributions to shareholders:
Class A	(540)	—
Class I	(141,959)	(211,104)

Total distributions to shareholders	(142,499)	(211,104)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,483 and 0 shares, respectively ]	103,558	—

Total Class A transactions	103,558	—

Class I
Capital shares sold [ 10,017,211 and 112,639 shares, respectively ]	158,993,681	1,484,540
Capital shares issued in reinvestment of dividends [ 1,188 and 6,061 shares, respectively ]	16,779	78,969
Capital shares repurchased [ (610,571) and (55,092) shares, respectively ]	(10,392,760)	(729,068)

Total Class I transactions	148,617,700	834,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	148,721,258	834,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,287,937	846,420
NET ASSETS:
Beginning of year	6,009,149	5,162,729

End of year	$174,297,086	$6,009,149

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	November 30, 2023* to October 31, 2024
Net asset value, beginning of period	$13.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)†
Net realized and unrealized gain (loss)	3.95

Total from investment operations	3.94

Less distributions:
Dividends from net investment income	(0.03)
Distributions from net realized gains	(0.04)

Total dividends and distributions	(0.07)

Net asset value, end of period	$17.60

Total return (b)	28.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.06	)%(l)
Before waivers and reimbursements (a)(f)	(0.42	)%(l)
Portfolio turnover rate^	22	%(h)

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.86		$12.79		$15.21		$11.77		$12.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.24	(x)	0.25	(x)	0.16	(x)	0.24	(x)
Net realized and unrealized gain (loss)	4.84		0.36		(2.36)		3.66		(0.61)

Total from investment operations	4.86		0.60		(2.11)		3.82		(0.37)

Less distributions:
Dividends from net investment income	(0.04)		(0.28)		(0.16)		(0.22)		(0.22)
Distributions from net realized gains	(0.04)		(0.25)		(0.15)		(0.16)		(0.02)

Total dividends and distributions	(0.08)		(0.53)		(0.31)		(0.38)		(0.24)

Net asset value, end of year	$17.64		$12.86		$12.79		$15.21		$11.77

Total return	37.92%		4.63%		(14.17)%		33.13%		(3.11)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$174,165		$6,009		$5,163		$5,658		$3,818
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)	0.53	%**(o)
Before waivers and reimbursements (f)	0.94%		2.75%		2.75%		3.24%		4.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.12%		1.77	%(x)	1.84	%(x)	1.13	%(x)	2.01	%(x)
Before waivers and reimbursements (f)	(0.17)%		(0.45	)%(x)	(0.39	)%(x)	(1.58	)%(x)	(1.78	)%(x)
Portfolio turnover rate^	22	%(h)	7%		8%		4%		9%

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 0.65% for Class I.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for Class I.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% for Class I.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Collateralized Mortgage Obligations (2.5%)
Connecticut Avenue Securities Trust,
Series 2023-R08 1M2 7.357%, 10/25/43 (l)§		$11,390,000	$11,692,680
Series 2024-R06 1B1 6.907%, 9/25/44 (l)§		1,630,000	1,634,000
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1 9.607%, 2/25/42 (l)§		2,430,000	2,558,870

Total Collateralized Mortgage Obligations			15,885,550

Commercial Mortgage-Backed Securities (1.4%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D 4.835%, 5/10/58 (l)§		2,200,000	2,040,348
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24 D 3.257%, 5/15/48§		2,520,000	2,222,304
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B 4.482%, 11/15/48 (l)		5,030,000	4,928,764

Total Commercial Mortgage-Backed Securities			9,191,416

Corporate Bonds (4.8%)
Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Baytex Energy Corp. 8.500%, 4/30/30§		5,720,000	5,805,800
Petroleos Mexicanos 5.350%, 2/12/28		14,860,000	13,830,053

Total Energy			19,635,853

Financials (1.5%)
Capital Markets (1.0%)
Ares Capital Corp. 4.250%, 3/1/25		1,070,000	1,063,725
Golub Capital BDC, Inc. 2.500%, 8/24/26		5,275,000	4,994,083

			6,057,808

Financial Services (0.5%)
Freedom Mortgage Corp. 6.625%, 1/15/27§		3,210,000	3,161,850

Total Financials			9,219,658

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		1,550,000	1,551,666

Total Utilities			1,551,666

Total Corporate Bonds			30,407,177

Foreign Government Securities (22.5%)
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	1,343,500,000	52,694,629
Notas do Tesouro Nacional 10.000%, 1/1/35	BRL	228,320,000	33,718,608
6.000%, 8/15/50 TIPS		85,202,690	13,470,102
Republic of Panama 3.870%, 7/23/60		$5,660,000	3,178,090
4.500%, 1/19/63		4,770,000	3,005,100
U.K. Treasury Bonds 4.375%, 7/31/54(m)	GBP	30,440,000	36,152,003

Total Foreign Government Securities			142,218,532

Mortgage-Backed Securities (34.6%)
FNMA UMBS 5.500%, 12/1/52		$8,823,158	8,767,930
5.500%, 1/1/53		18,390,027	18,251,927
5.500%, 2/1/54		5,235,335	5,184,568
GNMA 5.500%, 10/20/52		22,309,884	22,190,297
5.500%, 1/20/53		10,152,543	10,113,985
5.500%, 2/20/53		6,423,387	6,392,970
5.500%, 4/20/53		9,244,051	9,203,167
5.500%, 5/20/53		14,734,167	14,669,001
5.500%, 6/20/53		7,693,839	7,657,406
5.500%, 9/20/53		13,205,299	13,142,768
5.500%, 10/20/53		13,904,646	13,830,113
6.000%, 4/20/54		6,865,125	6,919,610
5.500%, 5/20/54		4,461,185	4,437,272
6.000%, 5/20/54		10,712,720	10,801,090
6.000%, 6/20/54		4,542,843	4,581,737
6.000%, 7/20/54		26,178,489	26,386,257
6.000%, 8/20/54		2,428,433	2,447,897
5.500%, 9/20/54		17,333,706	17,243,500
6.000%, 9/20/54		10,364,288	10,453,833
6.000%, 10/20/54		6,190,000	6,243,480

Total Mortgage-Backed Securities			218,918,808

U.S. Treasury Obligations (24.9%)
U.S. Treasury Bonds 2.875%, 5/15/52		61,830,000	45,714,054
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.687%, 7/31/25 (k)		6,950,000	6,944,350
3.875%, 8/15/33		107,760,000	104,641,932

Total U.S. Treasury Obligations			157,300,336

Total Long-Term Debt Securities (90.7%) (Cost $590,440,915)			573,921,819

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (4.2%)
Arab Republic of Egypt 27.67%, 12/17/24 (p)	EGP	737,225,000	$14,542,535
28.39%, 2/4/25 (p)		625,000,000	11,881,001

Total Foreign Government Treasury Bills			26,423,536

	Number of Shares		Value (Note 1)
Investment Companies (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)		8,402,426	8,405,786

Total Short-Term Investments (5.5%) (Cost $35,827,397)			34,829,322

Total Investments in Securities (96.2%) (Cost $626,268,312)			608,751,141
Other Assets Less Liabilities (3.8%)			23,882,385

Net Assets (100%)			$632,633,526

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2024, the market value of these securities amounted to $30,667,518 or 4.8% of net assets.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2024, the market value or fair value, as applicable, of these securities amounted to $36,152,003 or 5.7% of net assets.

(p)	Yield to maturity.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2024.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	7.4%
Canada	0.9
Egypt	4.2
Mexico	10.8
Panama	1.0
United Kingdom	5.7
United States	66.2
Cash and Other	3.8

100.0%

Futures contracts outstanding as of October 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	897	12/2024	GBP	108,770,111	(5,998,716)
U.S. Treasury 5 Year Note	1,514	12/2024	USD	162,352,844	(3,557,291)
U.S. Treasury 10 Year Ultra Note	1,670	12/2024	USD	189,962,500	(2,957,032)

					(12,513,039)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Futures contracts outstanding as of October 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Canada 10 Year Bond	(990)	12/2024	CAD	(86,738,320)	2,033,993
Euro-Bobl	(1,600)	12/2024	EUR	(205,628,260)	732,743
Euro-Bund	(1,120)	12/2024	EUR	(160,569,304)	2,116,987

					4,883,723

					(7,629,316)

Forward Foreign Currency Contracts outstanding as of October 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	11,470,000	USD	12,466,915	JPMorgan Chase Bank	11/7/2024	11,406
EUR	29,710,000	USD	32,285,708	Morgan Stanley	11/7/2024	36,081
USD	20,150,118	EUR	18,050,000	Barclays Bank plc	11/7/2024	513,352
USD	33,243,778	EUR	29,870,000	Citibank NA	11/7/2024	747,924
USD	33,475,214	EUR	30,500,000	HSBC Bank plc	11/7/2024	293,976
USD	13,283,024	EUR	12,010,000	Morgan Stanley	11/7/2024	217,232
USD	19,928,253	NOK	213,900,000	Citibank NA	11/12/2024	481,706
TRY	484,800,000	USD	12,985,962	Citibank NA	11/22/2024	903,458
USD	12,558,367	AUD	18,840,000	Goldman Sachs Bank USA	12/6/2024	155,607
CHF	6,260,000	USD	7,261,128	Barclays Bank plc	12/12/2024	19,171
USD	12,556,863	CHF	10,710,000	Morgan Stanley	12/12/2024	101,272
USD	53,754,102	CHF	45,350,000	UBS AG	12/12/2024	1,012,638
USD	17,491,603	GBP	13,310,000	Citibank NA	12/12/2024	330,211
USD	40,293,262	GBP	30,710,000	HSBC Bank plc	12/12/2024	696,994
USD	32,446,500	GBP	25,000,000	JPMorgan Chase Bank	12/12/2024	212,482
USD	28,711,057	JPY	3,995,000,000	JPMorgan Chase Bank	12/13/2024	2,279,661
USD	19,443,918	KRW	25,630,000,000	Citibank NA**	12/13/2024	838,537
USD	30,772,389	BRL	176,760,000	HSBC Bank plc**	1/22/2025	494,229

Total unrealized appreciation						9,345,937

EUR	1,770,000	USD	1,942,892	Citibank NA	11/7/2024	(17,292)
EUR	17,380,000	USD	18,933,598	Goldman Sachs Bank USA	11/7/2024	(25,732)
EUR	17,460,000	USD	19,105,011	JPMorgan Chase Bank	11/7/2024	(110,113)
EUR	24,360,000	USD	26,783,260	UBS AG	11/7/2024	(281,786)
NOK	213,900,000	USD	20,400,572	Citibank NA	11/12/2024	(954,026)
USD	13,695,109	TRY	484,800,000	Citibank NA	11/22/2024	(194,311)
USD	19,249,512	CNY	137,070,000	JPMorgan Chase Bank**	11/27/2024	(48,379)
AUD	67,640,000	USD	46,177,820	Morgan Stanley	12/6/2024	(1,649,015)
GBP	9,780,000	USD	12,714,489	Barclays Bank plc	12/12/2024	(104,541)
USD	12,877,282	CHF	11,080,000	UBS AG	12/12/2024	(8,615)
JPY	3,995,000,000	USD	28,329,215	JPMorgan Chase Bank	12/13/2024	(1,897,818)
JPY	3,869,000,000	USD	26,026,706	Morgan Stanley	12/13/2024	(428,942)
KRW	25,630,000,000	USD	19,333,912	Citibank NA**	12/13/2024	(728,531)
USD	12,646,118	JPY	1,930,000,000	Citibank NA	12/13/2024	(122,991)
CLP	12,650,000,000	USD	14,132,499	HSBC Bank plc**	1/15/2025	(979,586)
CAD	44,740,000	USD	32,637,280	Citibank NA	1/27/2025	(406,543)
MXN	550,900,000	USD	27,263,909	Citibank NA	1/29/2025	(134,276)
HUF	11,880,000,000	USD	31,721,153	HSBC Bank plc	1/31/2025	(217,009)
CLP	5,360,000,000	USD	5,972,677	HSBC Bank plc**	2/14/2025	(400,577)
USD	31,698,650	SEK	336,200,000	Morgan Stanley	2/24/2025	(57,615)

Total unrealized depreciation						(8,767,698)

Net unrealized appreciation						578,239

**	Non-deliverable forward.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Collateralized Mortgage Obligations	$—	$15,885,550	$—	$15,885,550
Commercial Mortgage-Backed Securities	—	9,191,416	—	9,191,416
Corporate Bonds
Energy	—	19,635,853	—	19,635,853
Financials	—	9,219,658	—	9,219,658
Utilities	—	1,551,666	—	1,551,666
Foreign Government Securities	—	142,218,532	—	142,218,532
Forward Currency Contracts	—	9,345,937	—	9,345,937
Futures	4,883,723	—	—	4,883,723
Mortgage-Backed Securities	—	218,918,808	—	218,918,808
Short-Term Investments
Foreign Government Treasury Bills	—	26,423,536	—	26,423,536
Investment Company	8,405,786	—	—	8,405,786
U.S. Treasury Obligations	—	157,300,336	—	157,300,336

Total Assets	$13,289,509	$609,691,292	$—	$622,980,801

Liabilities:
Forward Currency Contracts	$—	$(8,767,698)	$—	$(8,767,698)
Futures	(12,513,039)	—	—	(12,513,039)

Total Liabilities	$(12,513,039)	$(8,767,698)	$—	$(21,280,737)

Total	$776,470	$600,923,594	$—	$601,700,064

Fair Values of Derivative Instruments as of October 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$4,883,723	*
Foreign exchange contracts	Receivables	9,345,937

Total		$14,229,660

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(12,513,039	)*
Foreign exchange contracts	Payables	(8,767,698)

Total		$(21,280,737)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$10,235,655	$—	$—	$10,235,655
Foreign exchange contracts	—	570,404	—	570,404
Credit contracts	—	—	(2,732)	(2,732)

Total	$10,235,655	$570,404	$(2,732)	$10,803,327

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$206,317	$—	$206,317
Foreign exchange contracts	—	5,030,240	5,030,240

Total	$206,317	$5,030,240	$5,236,557

^ The Fund held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$512,363,000
Average notional value of contracts — short	210,633,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$419,894,000
Average settlement value sold — in USD	369,379,000

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$532,523	$(104,541)	$—	$427,982
Citibank NA	3,301,836	(2,557,970)	(160,000)	583,866
Goldman Sachs Bank USA	155,607	(25,732)	—	129,875
HSBC Bank plc	1,485,199	(1,485,199)	—	—
JPMorgan Chase Bank	2,503,549	(2,056,310)	—	447,239
Morgan Stanley	354,585	(354,585)	—	—
UBS AG	1,012,638	(290,401)	—	722,237

Total	$9,345,937	$(6,874,738)	$(160,000)	$2,311,199

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$104,541	$(104,541)	$—	$—
Citibank NA	2,557,970	(2,557,970)	—	—
Goldman Sachs Bank USA	25,732	(25,732)	—	—
HSBC Bank plc	1,597,172	(1,485,199)	(111,973)	—
JPMorgan Chase Bank	2,056,310	(2,056,310)	—	—
Morgan Stanley	2,135,572	(354,585)	—	1,780,987
UBS AG	290,401	(290,401)	—	—

Total	$8,767,698	$(6,874,738)	$(111,973)	$1,780,987

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$408,766,689
Long-term U.S. government debt securities	453,957,277

$862,723,966

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$332,377,973
Long-term U.S. government debt securities	528,835,469

$861,213,442

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,589,004
Aggregate gross unrealized depreciation	(35,052,015)

Net unrealized depreciation	$(18,463,011)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$620,163,075

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $626,268,312)	$608,751,141
Cash	878,000
Foreign cash (Cost $794)	793
Cash held as collateral for forward foreign currency contracts	950,000
Due from broker for futures variation margin	16,792,776
Unrealized appreciation on forward foreign currency contracts	9,345,937
Dividends, interest and other receivables	6,296,986
Receivable for Fund shares sold	1,065,077
Prepaid registration and filing fees	30,576
Variation Margin on Centrally Cleared Swaps	39
Securities lending income receivable	14
Other assets	5,483

Total assets	644,116,822

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	8,767,698
Payable for securities purchased	1,329,762
Payable for Fund shares repurchased	696,160
Payable for return of cash collateral on forward foreign currency contracts	160,000
Investment advisory fees payable	141,239
Administrative fees payable	82,491
Transfer agent fees payable	49,179
Dividends and distributions payable	6,611
Distribution fees payable – Class R	1,405
Distribution fees payable – Class A	940
Trustees’ fees payable	891
Accrued expenses	246,920

Total liabilities	11,483,296

Commitments and contingent liabilities^
NET ASSETS	$632,633,526

Net assets were comprised of:
Paid in capital	$798,490,838
Total distributable earnings (loss)	(165,857,312)

Net assets	$632,633,526

Class A
Net asset value and redemption price per share, $4,671,015 / 555,592 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.41
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.81

Class I
Net asset value, offering and redemption price per share, $624,708,167 / 73,904,284 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.45

Class R
Net asset value, offering and redemption price per share, $3,254,344 / 390,248 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.34

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Interest	$39,189,615
Dividends	710,615
Securities lending (net)	548

Total income	39,900,778

EXPENSES
Investment advisory fees	3,795,535
Administrative fees	949,022
Transfer agent fees	302,900
Professional fees	279,390
Printing and mailing expenses	186,450
Custodian fees	137,599
Registration and filing fees	59,161
Trustees’ fees	20,412
Distribution fees – Class R	15,012
Distribution fees – Class A	11,776
Miscellaneous	85,176

Gross expenses	5,842,433
Less: Waiver from investment adviser	(2,652,034)

Net expenses	3,190,399

NET INVESTMENT INCOME (LOSS)	36,710,379

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(875,505)
Futures contracts	10,235,655
Forward foreign currency contracts	570,404
Foreign currency transactions	(1,331,020)
Swaps	(2,732)

Net realized gain (loss)	8,596,802

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,170,935
Futures contracts	206,317
Forward foreign currency contracts	5,030,240
Foreign currency translations	18,104

Net change in unrealized appreciation (depreciation)	29,425,596

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,022,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,732,777

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,710,379	$34,077,947
Net realized gain (loss)	8,596,802	(75,492,316)
Net change in unrealized appreciation (depreciation)	29,425,596	33,325,189

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,732,777	(8,089,180)

Distributions to shareholders:
Class A	(285,397)	(163,937)
Class I	(39,389,194)	(15,397,087)
Class R	(177,907)	(45,660)

Total distributions to shareholders	(39,852,498)	(15,606,684)

Tax return of capital:
Class A	(2,525)	(88,150)
Class I	(348,420)	(8,279,101)
Class R	(1,574)	(24,551)

Total tax return of capital	(352,519)	(8,391,802)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 133,597 and 83,483 shares, respectively ]	1,144,134	742,404
Capital shares issued in reinvestment of dividends [ 32,960 and 24,703 shares, respectively ]	281,797	224,297
Capital shares repurchased [ (250,099) and (262,790) shares, respectively ]	(2,130,265)	(2,310,066)

Total Class A transactions	(704,334)	(1,343,365)

Class I
Capital shares sold [ 12,494,140 and 17,626,727 shares, respectively ]	108,790,279	156,148,768
Capital shares issued in reinvestment of dividends [ 4,613,713 and 2,592,764 shares, respectively ]	39,644,398	23,622,504
Capital shares repurchased [ (14,266,315) and (18,330,147) shares, respectively ]	(123,440,903)	(160,540,380)

Total Class I transactions	24,993,774	19,230,892

Class R
Capital shares sold [ 170,179 and 200,824 shares, respectively ]	1,440,510	1,767,395
Capital shares issued in reinvestment of dividends [ 21,058 and 7,726 shares, respectively ]	178,591	69,671
Capital shares repurchased [ (107,781) and (120,330) shares, respectively ]	(922,542)	(1,083,042)

Total Class R transactions	696,559	754,024

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,985,999	18,641,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,513,759	(13,446,115)
NET ASSETS:
Beginning of year	573,119,767	586,565,882

End of year	$632,633,526	$573,119,767

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.92	$8.33	$10.70	$10.68	$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.48	0.45	0.27	0.29	0.39
Net realized and unrealized gain (loss)	0.54	(0.54)	(2.41)	0.44	0.43

Total from investment operations	1.02	(0.09)	(2.14)	0.73	0.82

Less distributions:
Dividends from net investment income	(0.53)	(0.21)	(0.23)	(0.47)	(0.15)
Distributions from net realized gains	—	—	—	(0.22)	(0.33)
Return of capital	— #	(0.11)	—	(0.02)	—

Total dividends and distributions	(0.53)	(0.32)	(0.23)	(0.71)	(0.48)

Net asset value, end of year	$8.41	$7.92	$8.33	$10.70	$10.68

Total return	12.95%	(1.50)%	(20.39)%	6.73%	8.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,671	$5,062	$6,608	$8,550	$7,796
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (f)	1.17%	1.22%	1.20%	1.22%	1.42%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	5.54%	5.07%	2.75%	2.62%	3.76%*
Before waivers and reimbursements (f)	5.12%	4.60%	2.31%	2.15%	3.09%*
Portfolio turnover rate^	151%	193%	244%	165%	200%

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.96	$8.36	$10.72	$10.71	$10.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.50	0.47	0.30	0.31	0.41
Net realized and unrealized gain (loss)	0.54	(0.54)	(2.42)	0.43	0.41

Total from investment operations	1.04	(0.07)	(2.12)	0.74	0.82

Less distributions:
Dividends from net investment income	(0.55)	(0.21)	(0.24)	(0.49)	(0.15)
Distributions from net realized gains	—	—	—	(0.22)	(0.33)
Return of capital	— #	(0.12)	—	(0.02)	—

Total dividends and distributions	(0.55)	(0.33)	(0.24)	(0.73)	(0.48)

Net asset value, end of year	$8.45	$7.96	$8.36	$10.72	$10.71

Total return	13.16%	(1.23)%	(20.18)%	6.85%	8.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$624,708	$565,647	$578,149	$673,625	$169,409
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers and reimbursements (f)	0.92%	0.97%	0.95%	0.96%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	5.81%	5.30%	3.04%	2.79%	3.95%*
Before waivers and reimbursements (f)	5.39%	4.83%	2.59%	2.33%	3.28%*
Portfolio turnover rate^	151%	193%	244%	165%	200%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.86	$8.27	$10.64	$10.63	$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.45	0.42	0.26	0.25	0.35 *
Net realized and unrealized gain (loss)	0.54	(0.52)	(2.42)	0.45	0.41

Total from investment operations	0.99	(0.10)	(2.16)	0.70	0.76

Less distributions:
Dividends from net investment income	(0.51)	(0.20)	(0.21)	(0.45)	(0.14)
Distributions from net realized gains	—	—	—	(0.22)	(0.33)
Return of capital	— #	(0.11)	—	(0.02)	—

Total dividends and distributions	(0.51)	(0.31)	(0.21)	(0.69)	(0.47)

Net asset value, end of year	$8.34	$7.86	$8.27	$10.64	$10.63

Total return	12.64%	(1.66)%	(20.60)%	6.44%	7.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,254	$2,411	$1,808	$1,264	$298
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (f)	1.42%	1.47%	1.46%	1.47%	1.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	5.31%	4.79%	2.68%	2.24%	3.43%*
Before waivers and reimbursements (f)	4.89%	4.32%	2.22%	1.77%	2.75%*
Portfolio turnover rate^	151%	193%	244%	165%	200%
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73% lower.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Interactive Media & Services (0.6%)
EverQuote, Inc., Class A*	22,540	$405,269

Media (0.6%)
Integral Ad Science Holding Corp.*	29,093	344,461

Total Communication Services		749,730

Consumer Discretionary (5.6%)
Automobile Components (1.1%)
Patrick Industries, Inc.	5,819	733,078

Diversified Consumer Services (2.7%)
Frontdoor, Inc.*	13,315	661,622
Lincoln Educational Services Corp.*	82,718	1,098,495

		1,760,117

Hotels, Restaurants & Leisure (1.0%)
Sweetgreen, Inc., Class A*	17,467	630,559

Specialty Retail (0.8%)
Revolve Group, Inc., Class A*	19,605	486,596

Total Consumer Discretionary		3,610,350

Consumer Staples (1.0%)
Food Products (1.0%)
SunOpta, Inc.*	99,073	648,433

Total Consumer Staples		648,433

Energy (2.3%)
Energy Equipment & Services (1.5%)
Expro Group Holdings NV*	33,381	425,608
TETRA Technologies, Inc.*	163,025	546,134

		971,742

Oil, Gas & Consumable Fuels (0.8%)
Matador Resources Co.	9,540	497,129

Total Energy		1,468,871

Financials (6.1%)
Capital Markets (2.1%)
BGC Group, Inc., Class A	75,055	703,265
Evercore, Inc., Class A	2,411	636,914

		1,340,179

Financial Services (1.5%)
Paymentus Holdings, Inc., Class A*	41,202	1,013,981

Insurance (2.5%)
HCI Group, Inc.	7,548	855,264
Universal Insurance Holdings, Inc.	38,109	759,893

		1,615,157

Total Financials		3,969,317

Health Care (28.3%)
Biotechnology (6.8%)
Amicus Therapeutics, Inc.*	52,053	594,445
Arcutis Biotherapeutics, Inc.*	32,133	267,025
Avita Medical, Inc. (x)*	55,984	565,439
Day One Biopharmaceuticals, Inc.*	36,117	531,642
Insmed, Inc.*	15,149	1,019,225
Kiniksa Pharmaceuticals International plc, Class A*	36,851	832,464
Myriad Genetics, Inc.*	26,262	576,714

		4,386,954

Health Care Equipment & Supplies (9.4%)
Brainsway Ltd. (ADR)*	62,799	627,990
ClearPoint Neuro, Inc. (x)*	87,436	1,083,332
Myomo, Inc.*	168,162	615,473
Novocure Ltd.*	31,714	481,419
PROCEPT BioRobotics Corp.*	11,692	1,052,280
QuidelOrtho Corp.*	13,586	516,947
SI-BONE, Inc.*	45,118	622,628
Stereotaxis, Inc.*	259,478	508,577
Tactile Systems Technology, Inc.*	38,690	561,392

		6,070,038

Health Care Providers & Services (2.1%)
Biodesix, Inc.*	179,590	305,303
Nutex Health, Inc.*	22,664	505,181
Performant Financial Corp.*	133,486	519,260

		1,329,744

Health Care Technology (1.4%)
Health Catalyst, Inc.*	63,312	491,934
Phreesia, Inc.*	23,117	422,810

		914,744

Life Sciences Tools & Services (1.0%)
Adaptive Biotechnologies Corp.*	132,779	642,650

Pharmaceuticals (7.6%)
Aquestive Therapeutics, Inc. (x)*	132,884	729,533
Evolus, Inc.*	38,869	634,342
EyePoint Pharmaceuticals, Inc.*	26,839	315,627
Ligand Pharmaceuticals, Inc.*	6,133	648,258
MediWound Ltd.*	25,113	454,545
Ocular Therapeutix, Inc.*	81,984	863,292
Tarsus Pharmaceuticals, Inc.*	21,387	951,508
Xeris Biopharma Holdings, Inc.*	102,020	328,504

		4,925,609

Total Health Care		18,269,739

Industrials (30.7%)
Aerospace & Defense (4.4%)
Kratos Defense & Security Solutions, Inc.*	52,105	1,183,826
Leonardo DRS, Inc.*	54,965	1,652,797

		2,836,623

Air Freight & Logistics (0.9%)
Forward Air Corp. (x)	17,351	613,011

Building Products (2.3%)
Builders FirstSource, Inc.*	3,041	521,228
Caesarstone Ltd. (x)*	71,501	288,149
Griffon Corp.	10,432	655,964

		1,465,341

Commercial Services & Supplies (6.3%)
ACV Auctions, Inc., Class A*	28,149	486,696
CECO Environmental Corp.*	33,223	790,707

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Enviri Corp.*	73,912	$566,166
Interface, Inc., Class A	30,508	532,975
Liquidity Services, Inc.*	22,803	492,088
Montrose Environmental Group, Inc.*	23,502	619,748
Perma-Fix Environmental Services, Inc. (x)*	41,097	551,522

		4,039,902

Construction & Engineering (4.8%)
Argan, Inc.	7,830	1,033,873
Great Lakes Dredge & Dock Corp.*	64,057	732,172
Matrix Service Co.*	44,557	500,375
Sterling Infrastructure, Inc.*	5,452	842,061

		3,108,481

Electrical Equipment (3.3%)
American Superconductor Corp.*	49,170	1,205,648
LSI Industries, Inc.	57,504	940,766

		2,146,414

Ground Transportation (0.9%)
Covenant Logistics Group, Inc., Class A	11,113	562,318

Machinery (2.2%)
Graham Corp.*	34,649	970,865
Shyft Group, Inc. (The)	34,492	445,637

		1,416,502

Professional Services (3.3%)
Kelly Services, Inc., Class A	15,044	300,729
Upwork, Inc.*	30,561	414,407
Willdan Group, Inc.*	29,512	1,396,213

		2,111,349

Trading Companies & Distributors (2.3%)
MRC Global, Inc.*	57,400	703,724
Transcat, Inc.*	8,177	781,476

		1,485,200

Total Industrials		19,785,141

Information Technology (21.6%)
Communications Equipment (1.4%)
Ceragon Networks Ltd.*	235,627	584,355
Lantronix, Inc.*	88,747	347,001

		931,356

Electronic Equipment, Instruments & Components (4.3%)
Arlo Technologies, Inc.*	42,670	433,527
Identiv, Inc. (x)*	86,440	305,998
Mirion Technologies, Inc., Class A*	68,513	1,013,993
Novanta, Inc.*	4,351	740,714
Ouster, Inc.*	47,378	314,116

		2,808,348

IT Services (1.8%)
Crexendo, Inc.*	155,949	860,838
Research Solutions, Inc.*	123,239	324,119

		1,184,957

Semiconductors & Semiconductor Equipment (2.0%)
Ambarella, Inc.*	10,978	616,854
Tower Semiconductor Ltd.*	15,411	646,645

		1,263,499

Software (11.0%)
Arteris, Inc.*	61,279	417,310
AvePoint, Inc.*	61,541	747,108
Blend Labs, Inc., Class A*	88,851	322,529
Cognyte Software Ltd.*	73,702	478,326
Docebo, Inc.*	15,936	727,638
Logility Supply Chain Solutions, Inc.	50,271	530,359
Olo, Inc., Class A*	83,295	417,308
OneSpan, Inc.*	47,702	795,669
Ooma, Inc.*	3,755	44,910
RADCOM Ltd.*	6,168	65,072
Red Violet, Inc.*	12,843	386,318
SimilarWeb Ltd.*	56,456	491,732
Zeta Global Holdings Corp., Class A*	60,021	1,661,381

		7,085,660

Technology Hardware, Storage & Peripherals (1.1%)
Turtle Beach Corp.*	43,718	698,176

Total Information Technology		13,971,996

Materials (0.8%)
Chemicals (0.8%)
Aspen Aerogels, Inc.*	29,145	519,947

Total Materials		519,947

Total Common Stocks (97.6%) (Cost $47,920,558)		62,993,524

EXCHANGE TRADED FUNDS (ETF):
Equity (0.7%)
iShares Russell 2000 Growth ETF	1,471	412,527

Total Exchange Traded Funds (0.7%) (Cost $420,501)		412,527

SHORT-TERM INVESTMENTS:
Investment Companies (4.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.76% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.72% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	1,397,481	1,397,481
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	1,122,951	1,123,401

Total Investment Companies		2,920,882

Total Short-Term Investments (4.5%) (Cost $2,920,882)		2,920,882

Total Investments in Securities (102.8%) (Cost $51,261,941)		66,326,933
Other Assets Less Liabilities (-2.8%)		(1,794,458)

Net Assets (100%)		$64,532,475

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

*	Non-income producing.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $1,765,987. This was collateralized by $115,877 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 11/7/24 - 2/15/54 and by cash of $1,797,481 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$749,730	$—	$—	$749,730
Consumer Discretionary	3,610,350	—	—	3,610,350
Consumer Staples	648,433	—	—	648,433
Energy	1,468,871	—	—	1,468,871
Financials	3,969,317	—	—	3,969,317
Health Care	18,269,739	—	—	18,269,739
Industrials	19,785,141	—	—	19,785,141
Information Technology	13,971,996	—	—	13,971,996
Materials	519,947	—	—	519,947
Exchange Traded Fund	412,527	—	—	412,527
Short-Term Investments
Investment Companies	2,920,882	—	—	2,920,882

Total Assets	$66,326,933	$—	$—	$66,326,933

Total Liabilities	$—	$—	$—	$—

Total	$66,326,933	$—	$—	$66,326,933

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,090,571
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,804,329

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,442,836
Aggregate gross unrealized depreciation	(2,626,575)

Net unrealized appreciation	$14,816,261

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,510,672

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $51,261,941)	$66,326,933
Cash	300,000
Receivable for Fund shares sold	137,194
Prepaid registration and filing fees	17,152
Securities lending income receivable	5,045
Dividends, interest and other receivables	4,077
Other assets	807

Total assets	66,791,208

LIABILITIES
Payable for return of collateral on securities loaned	1,797,481
Payable for securities purchased	321,947
Payable for Fund shares repurchased	41,424
Investment advisory fees payable	15,612
Transfer agent fees payable	9,900
Administrative fees payable	8,242
Distribution fees payable – Class R	67
Distribution fees payable – Class A	27
Accrued expenses	64,033

Total liabilities	2,258,733

Commitments and contingent liabilities^
NET ASSETS	$64,532,475

Net assets were comprised of:
Paid in capital	$56,385,058
Total distributable earnings (loss)	8,147,417

Net assets	$64,532,475

Class A
Net asset value and redemption price per share, $125,066 / 10,352 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.08
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price per share	$12.78

Class I
Net asset value, offering and redemption price per share, $64,251,590 / 5,287,793 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.15

Class R
Net asset value, offering and redemption price per share, $155,819 / 12,972 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.01

(x)	Includes value of securities on loan of $1,765,987.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends (net of $3,339 foreign withholding tax)	$191,564
Interest	16,686
Securities lending (net)	18,662

Total income	226,912

EXPENSES
Investment advisory fees	431,030
Administrative fees	86,215
Professional fees	74,516
Transfer agent fees	64,401
Registration and filing fees	38,588
Printing and mailing expenses	37,528
Custodian fees	10,900
Trustees’ fees	1,873
Distribution fees – Class R	710
Distribution fees – Class A	328
Miscellaneous	15,492

Gross expenses	761,581
Less: Waiver from investment adviser	(254,364)

Net expenses	507,217

NET INVESTMENT INCOME (LOSS)	(280,305)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(4,378,924)
Net change in unrealized appreciation (depreciation) on investments in securities	21,241,417

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,862,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,582,188

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(280,305)	$(96,000)
Net realized gain (loss)	(4,378,924)	(2,166,435)
Net change in unrealized appreciation (depreciation)	21,241,417	(6,673,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,582,188	(8,936,390)

Distributions to shareholders:
Class A	—	(663)
Class I	—	(72,415)
Class R	—	(559)

Total distributions to shareholders	—	(73,637)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 195 and 2,339 shares, respectively ]	2,155	25,259
Capital shares issued in reinvestment of dividends [ 0 and 10 shares ]	—	105
Capital shares repurchased [ (3,526) and (543) shares, respectively ]	(39,680)	(6,000)

Total Class A transactions	(37,525)	19,364

Class I
Capital shares sold [ 1,356,056 and 4,556,929 shares, respectively ]	14,971,107	48,783,568
Capital shares issued in reinvestment of dividends [ 0 and 1,695 shares ]	—	17,682
Capital shares repurchased [ (1,069,086) and (537,801) shares, respectively ]	(11,813,923)	(5,591,615)

Total Class I transactions	3,157,184	43,209,635

Class R
Capital shares sold [ 918 and 2,789 shares, respectively ]	10,050	29,602
Capital shares repurchased [ (735) and 0 shares, respectively ]	(8,525)	—

Total Class R transactions	1,525	29,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,121,184	43,258,601

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,703,372	34,248,574
NET ASSETS:
Beginning of year	44,829,103	10,580,529

End of year	$64,532,475	$44,829,103

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,			July 11, 2022* to October 31, 2022
Class A	2024	2023
Net asset value, beginning of period	$8.89	$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)	(0.05	)(1)	(0.02)
Net realized and unrealized gain (loss)	3.27	(1.55)		0.57

Total from investment operations	3.19	(1.60)		0.55

Less distributions:
Distributions from net realized gains	—	(0.06)		—

Net asset value, end of period	$12.08	$8.89		$10.55

Total return (b)	35.88%	(15.28)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125	$122		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%	1.13%		1.13%
Before waivers and reimbursements (a)(f)	1.57%	2.38%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.72)%	(0.49	)%(aa)	(0.61	)%(l)
Before waivers and reimbursements (a)(f)	(1.16)%	(1.74	)%(aa)	(5.80	)%(l)
Portfolio turnover rate^	73%	69%		29	%(z)

	Year Ended October 31,			July 11, 2022* to October 31, 2022
Class I	2024	2023
Net asset value, beginning of period	$8.92	$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.03	)(1)	(0.01)
Net realized and unrealized gain (loss)	3.28	(1.55)		0.57

Total from investment operations	3.23	(1.58)		0.56

Less distributions:
Distributions from net realized gains	—	(0.06)		—

Net asset value, end of period	$12.15	$8.92		$10.56

Total return (b)	36.21%	(15.08)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,252	$44,594		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%		0.88%
Before waivers and reimbursements (a)(f)	1.32%	1.94%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.48)%	(0.24	)%(aa)	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.92)%	(1.30	)%(aa)	(5.50	)%(l)
Portfolio turnover rate^	73%	69%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,			July 11, 2022* to October 31, 2022
Class R	2024	2023
Net asset value, beginning of period	$8.86	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)	(0.08	)(1)	(0.03)
Net realized and unrealized gain (loss)	3.26	(1.54)		0.57

Total from investment operations	3.15	(1.62)		0.54

Less distributions:
Distributions from net realized gains	—	(0.06)		—

Net asset value, end of period	$12.01	$8.86		$10.54

Total return (b)	35.55%	(15.49)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156	$113		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%	1.38%		1.38%
Before waivers and reimbursements (a)(f)	1.82%	2.59%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.98)%	(0.74	)%(aa)	(0.85	)%(l)
Before waivers and reimbursements (a)(f)	(1.42)%	(1.95	)%(aa)	(6.00	)%(l)
Portfolio turnover rate^	73%	69%		29	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.03) and $(0.08) for Class A, Class I and Class R, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.8%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	500	$16,240
Iridium Communications, Inc.	1,000	29,330
Telesat Corp.*	117,000	1,475,370

		1,520,940

Entertainment (5.1%)
Atlanta Braves Holdings, Inc., Class A*	40,500	1,703,430
Atlanta Braves Holdings, Inc., Class C*	25,000	987,750
Liberty Media Corp.-Liberty Live, Class A*	1,000	56,740
Lions Gate Entertainment Corp., Class A (x)*	37,000	292,300
Lions Gate Entertainment Corp., Class B*	22,000	155,100
Madison Square Garden Entertainment Corp., Class A*	19,000	792,490
Madison Square Garden Sports Corp.*	13,300	2,961,910
Sphere Entertainment Co.*	26,500	1,107,965

		8,057,685

Media (9.4%)
Altice USA, Inc., Class A*	3,500	8,505
AMC Networks, Inc., Class A*	18,000	145,800
Clear Channel Outdoor Holdings, Inc.*	520,000	764,400
Corus Entertainment, Inc., Class B (x)*	115,000	9,498
EchoStar Corp., Class A*	36,400	912,184
EW Scripps Co. (The), Class A*	55,000	184,525
Fox Corp., Class B	12,000	467,520
Grupo Televisa SAB (ADR) (x)	600,000	1,500,000
JCDecaux SE*	31,000	584,798
News Corp., Class B	20,000	580,800
Nexstar Media Group, Inc., Class A	10,200	1,794,384
Paramount Global, Class A (x)	123,500	2,703,415
Paramount Global, Class B	30,200	330,388
Sinclair, Inc. (x)	167,000	2,884,090
Sirius XM Holdings, Inc.	30,000	799,800
TEGNA, Inc.	66,000	1,084,380
WideOpenWest, Inc.*	32,500	162,175

		14,916,662

Wireless Telecommunication Services (2.4%)
Gogo, Inc.*	12,900	84,495
Millicom International Cellular SA*	36,000	992,160
Telephone and Data Systems, Inc.	30,000	892,500
United States Cellular Corp.*	30,000	1,851,000

		3,820,155

Total Communication Services		28,315,442

Consumer Discretionary (14.6%)
Automobile Components (5.0%)
Dana, Inc.	115,000	882,050
Garrett Motion, Inc.*	20,000	148,600
Gentex Corp.	25,500	772,905
Gentherm, Inc.*	4,500	188,775
Goodyear Tire & Rubber Co. (The)*	140,000	1,121,400
Modine Manufacturing Co.*	27,500	3,238,675
Strattec Security Corp.*	44,500	1,670,975

		8,023,380

Automobiles (0.1%)
Winnebago Industries, Inc.	3,000	168,120

Diversified Consumer Services (0.4%)
Graham Holdings Co., Class B	800	674,640

Hotels, Restaurants & Leisure (3.4%)
Bally’s Corp.*	20,000	349,000
Caesars Entertainment, Inc.*	45,500	1,822,275
Churchill Downs, Inc.	4,000	560,400
Golden Entertainment, Inc.	22,500	660,937
Krispy Kreme, Inc.	12,000	136,440
Nathan’s Famous, Inc.	19,500	1,642,485
Ollamani SAB*	130,000	220,895
Wynn Resorts Ltd.	800	76,816

		5,469,248

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	24,000	345,360
Lennar Corp., Class B	8,700	1,394,784

		1,740,144

Leisure Products (1.6%)
Brunswick Corp.	14,000	1,116,360
Johnson Outdoors, Inc., Class A	36,000	1,138,320
Mattel, Inc.*	12,900	262,902

		2,517,582

Specialty Retail (3.0%)
Advance Auto Parts, Inc. (x)	50,000	1,784,500
AutoNation, Inc.*	6,500	1,010,555
Lands’ End, Inc.*	10,000	157,400
Monro, Inc.	50,000	1,370,500
Valvoline, Inc.*	10,000	402,800

		4,725,755

Total Consumer Discretionary		23,318,869

Consumer Staples (7.9%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	2,200	640,354
National Beverage Corp.	20,000	903,800
Remy Cointreau SA	9,400	589,800

		2,133,954

Consumer Staples Distribution & Retail (0.2%)
Ingles Markets, Inc., Class A	2,000	127,720
Village Super Market, Inc., Class A	8,600	245,444

		373,164

Food Products (2.6%)
Bunge Global SA	3,500	294,070
Calavo Growers, Inc.	34,500	917,010
Farmer Bros Co.*	96,000	177,600
Hain Celestial Group, Inc. (The)*	38,000	331,740
J M Smucker Co. (The)	12,500	1,418,875
Maple Leaf Foods, Inc.	47,000	710,899
McCormick & Co., Inc. (Non-Voting)	2,900	227,650

		4,077,844

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Household Products (3.2%)
Energizer Holdings, Inc.	73,000	$2,341,110
Spectrum Brands Holdings, Inc.	30,500	2,733,410

		5,074,520

Personal Care Products (0.6%)
Edgewell Personal Care Co.	27,300	954,135

Total Consumer Staples		12,613,617

Energy (0.9%)
Energy Equipment & Services (0.9%)
Innovex International, Inc.*	60,000	851,400
RPC, Inc. (x)	104,000	590,720

Total Energy		1,442,120

Financials (2.5%)
Banks (2.0%)
Cadence Bank	9,000	300,870
Flushing Financial Corp.	27,000	423,225
SouthState Corp.	6,000	585,180
Synovus Financial Corp.	37,000	1,845,190

		3,154,465

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,200	232,680
Janus Henderson Group plc	10,000	413,100

		645,780

Financial Services (0.1%)
NCR Atleos Corp.*	9,000	235,620

Total Financials		4,035,865

Health Care (2.6%)
Health Care Equipment & Supplies (0.3%)
Cutera, Inc.*	2,000	1,158
QuidelOrtho Corp.*	12,500	475,625

		476,783

Health Care Providers & Services (0.7%)
Henry Schein, Inc.*	3,500	245,805
Option Care Health, Inc.*	17,500	403,200
Patterson Cos., Inc.	18,000	378,180

		1,027,185

Health Care Technology (0.4%)
Evolent Health, Inc., Class A*	30,000	700,500

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	107,457

Pharmaceuticals (1.1%)
Perrigo Co. plc	38,000	973,940
Teva Pharmaceutical Industries Ltd. (ADR)*	42,500	783,700

		1,757,640

Total Health Care		4,069,565

Industrials (34.7%)
Aerospace & Defense (5.7%)
AAR Corp.*	18,100	1,062,470
Ducommun, Inc.*	4,000	235,160
Embraer SA (ADR)*	2,000	67,040
Hexcel Corp.	8,000	469,520
Moog, Inc., Class A	9,500	1,791,700
Moog, Inc., Class B	12,900	2,432,940
National Presto Industries, Inc.	2,000	143,860
Park Aerospace Corp.	3,000	40,590
Spirit AeroSystems Holdings, Inc., Class A*	12,000	388,440
Textron, Inc.	28,000	2,251,760
Triumph Group, Inc.*	14,500	200,680

		9,084,160

Building Products (1.8%)
AZZ, Inc.	29,000	2,209,220
Griffon Corp.	11,500	723,120

		2,932,340

Commercial Services & Supplies (0.9%)
Matthews International Corp., Class A	47,000	1,094,630
OPENLANE, Inc.*	20,000	316,000

		1,410,630

Construction & Engineering (1.4%)
Arcosa, Inc.	11,000	1,030,040
MDU Resources Group, Inc.	2,400	69,240
Valmont Industries, Inc.	3,600	1,122,048

		2,221,328

Machinery (21.2%)
Astec Industries, Inc.	66,500	2,113,370
CNH Industrial NV	31,300	351,499
Commercial Vehicle Group, Inc.*	88,000	256,080
Crane Co.	18,500	2,909,680
Donaldson Co., Inc.	800	58,528
Eastern Co. (The)	27,000	840,780
Enerpac Tool Group Corp., Class A	22,000	970,640
Enpro, Inc.	11,500	1,674,515
Flowserve Corp.	42,000	2,210,880
Gorman-Rupp Co. (The)	11,000	406,450
Graco, Inc.	2,500	203,625
Hyster-Yale, Inc.	35,600	2,259,532
Ingersoll Rand, Inc.	15,200	1,459,200
ITT, Inc.	12,000	1,681,440
Iveco Group NV	65,000	677,509
Kennametal, Inc.	19,000	481,080
L B Foster Co., Class A*	42,000	791,700
Manitowoc Co., Inc. (The)*	24,000	224,160
Mueller Industries, Inc.	53,500	4,385,395
Mueller Water Products, Inc., Class A	13,700	295,783
Park-Ohio Holdings Corp.	72,000	2,049,840
Shyft Group, Inc. (The)	1,500	19,380
Snap-on, Inc.	2,800	924,364
Tennant Co.	9,300	814,308
Terex Corp.	11,500	594,665
Timken Co. (The)	1,000	83,000
Toro Co. (The)	5,300	426,544
Trinity Industries, Inc.	69,000	2,365,320
Twin Disc, Inc.	112,000	1,300,320
Watts Water Technologies, Inc., Class A	4,500	857,655

		33,687,242

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (3.7%)
Ashtead Group plc	2,300	$173,199
GATX Corp.	12,900	1,777,104
Herc Holdings, Inc.	18,500	3,869,090
MSC Industrial Direct Co., Inc., Class A	1,000	79,070

		5,898,463

Total Industrials		55,234,163

Information Technology (1.9%)
Communications Equipment (0.1%)
Viasat, Inc.*	18,200	174,720

Electronic Equipment, Instruments & Components (0.6%)
Crane NXT Co.	1,500	81,405
Landis+Gyr Group AG	9,500	763,412
Mirion Technologies, Inc., Class A*	5,000	74,000

		918,817

IT Services (0.9%)
Kyndryl Holdings, Inc.*	65,000	1,487,850

Software (0.3%)
A10 Networks, Inc.	12,000	175,800
NCR Voyix Corp.*	20,200	258,762

		434,562

Total Information Technology		3,015,949

Materials (7.5%)
Chemicals (5.1%)
Axalta Coating Systems Ltd.*	22,500	853,200
Core Molding Technologies, Inc.*	66,000	993,300
Element Solutions, Inc.	65,900	1,785,890
HB Fuller Co.	9,000	658,620
Huntsman Corp.	10,000	220,000
Scotts Miracle-Gro Co. (The)	41,700	3,627,066

		8,138,076

Construction Materials (0.0%)†
Knife River Corp.*	600	58,392

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	60,000	220,800
Greif, Inc., Class A	19,000	1,186,360
Myers Industries, Inc.	53,000	624,340

		2,031,500

Metals & Mining (1.1%)
Ampco-Pittsburgh Corp.*	90,000	157,500
Freeport-McMoRan, Inc.	18,500	832,870
Tredegar Corp.*	100,000	775,000

		1,765,370

Total Materials		11,993,338

Real Estate (0.6%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	267,625

Real Estate Management & Development (0.4%)
Seritage Growth Properties, Class A*	16,000	67,040
St Joe Co. (The)	11,000	568,700

		635,740

Total Real Estate		903,365

Utilities (4.5%)
Electric Utilities (0.4%)
ALLETE, Inc.	9,500	607,145

Gas Utilities (2.5%)
National Fuel Gas Co.	37,000	2,239,610
Southwest Gas Holdings, Inc.	24,000	1,758,000

		3,997,610

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	54,000	890,460
NextEra Energy Partners LP	20,000	387,000

		1,277,460

Multi-Utilities (0.8%)
Algonquin Power & Utilities Corp.	250,000	1,210,000

Total Utilities		7,092,215

Total Common Stocks (95.5%) (Cost $119,983,034)		152,034,508

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)* (Cost $—)	6,250	4,945

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	2,310

Total Materials		2,310

Total Warrants (0.0%)† (Cost $—)		2,318

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.76% (7 day yield) (xx)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.72% (7 day yield) (xx)	400,000	400,000

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	602,668	$602,668
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	6,929,656	6,932,427

Total Investment Companies		8,335,095

Total Short-Term Investments (5.2%) (Cost $8,335,650)		8,335,095

Total Investments in Securities (100.7%) (Cost $128,318,684)		160,376,866
Other Assets Less Liabilities (-0.7%)		(1,164,725)

Net Assets (100%)		$159,212,141

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $5,935,045. This was collateralized by $4,815,543 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 1/15/25 – 8/15/49 and by cash of $1,402,668 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,730,644	$584,798	$—	$28,315,442
Consumer Discretionary	23,318,869	—	—	23,318,869
Consumer Staples	11,796,167	817,450	—	12,613,617
Energy	1,442,120	—	—	1,442,120
Financials	4,035,865	—	—	4,035,865
Health Care	4,069,565	—	—	4,069,565
Industrials	51,950,515	3,283,648	—	55,234,163
Information Technology	2,252,537	763,412	—	3,015,949
Materials	11,993,338	—	—	11,993,338
Real Estate	903,365	—	—	903,365
Utilities	7,092,215	—	—	7,092,215
Rights
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	8,335,095	—	—	8,335,095
Warrants
Health Care	—	8	—	8
Materials	2,310	–	—	2,310

Total Assets	$154,922,605	$5,449,316	$4,945	$160,376,866

Total Liabilities	$—	$—	$—	$—

Total	$154,922,605	$5,449,316	$4,945	$160,376,866

The Fund held no derivatives contracts during the year ended October 31, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,140,756
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,614,344

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,091,422
Aggregate gross unrealized depreciation	(13,550,768)

Net unrealized appreciation	$28,540,654

Federal income tax cost of investments in securities and derivative instruments, if applicable	$131,836,212

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $128,318,684)	$160,376,866
Cash	331,000
Foreign cash (Cost $6,933)	6,838
Receivable for Fund shares sold	267,376
Dividends, interest and other receivables	44,507
Prepaid registration and filing fees	35,303
Securities lending income receivable	8,526
Other assets	1,300

Total assets	161,071,716

LIABILITIES
Payable for return of collateral on securities loaned	1,402,668
Payable for securities purchased	145,089
Payable for Fund shares repurchased	110,190
Investment advisory fees payable	61,944
Transfer agent fees payable	31,879
Administrative fees payable	20,526
Distribution fees payable – Class A	1,447
Distribution fees payable – Class R	626
Trustees’ fees payable	17
Accrued expenses	85,189

Total liabilities	1,859,575

Commitments and contingent liabilities^

NET ASSETS	$159,212,141

Net assets were comprised of:
Paid in capital	$123,491,940
Total distributable earnings (loss)	35,720,201

Net assets	$159,212,141

Class A
Net asset value and redemption price per share, $6,776,944 / 380,519 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.81
Maximum sales charge (5.50% of offering price)	1.04

Maximum offering price per share	$18.85

Class I
Net asset value, offering and redemption price per share, $151,007,735 / 8,450,391 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.87

Class R
Net asset value, offering and redemption price per share, $1,427,462 / 81,019 shares outstanding (unlimited amount authorized: $0.001 par value)	$17.62

(x)	Includes value of securities on loan of $5,935,045.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends (net of $14,433 foreign withholding tax)	$2,657,026
Interest	18,861
Securities lending (net)	228,303

Total income	2,904,190

EXPENSES
Investment advisory fees	1,109,844
Transfer agent fees	232,499
Administrative fees	221,991
Professional fees	99,894
Printing and mailing expenses	64,410
Registration and filing fees	29,476
Distribution fees – Class A	15,932
Custodian fees	14,599
Distribution fees – Class R	6,716
Trustees’ fees	4,803
Distribution fees – Class T**	412
Miscellaneous	24,977

Gross expenses	1,825,553
Less: Waiver from investment adviser	(402,629)
Waiverfrom distributor	(412)

Net expenses	1,422,512

NET INVESTMENT INCOME (LOSS)	1,481,678

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,679,353
Foreign currency transactions	217

Net realized gain (loss)	5,679,570

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,242,178
Foreign currency translations	6

Net change in unrealized appreciation (depreciation)	26,242,184

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,921,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,403,432

**	After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,481,678	$1,099,704
Net realized gain (loss)	5,679,570	4,138,454
Net change in unrealized appreciation (depreciation)	26,242,184	(972,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,403,432	4,265,774

Distributions to shareholders:
Class A	(225,687)	(115,589)
Class I	(5,035,690)	(2,655,839)
Class R	(43,306)	(23,110)
Class T**	(6,446)	(3,637)

Total distributions to shareholders	(5,311,129)	(2,798,175)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 66,242 and 61,592 shares, respectively ]	1,120,536	961,657
Capital shares issued in reinvestment of dividends [ 13,423 and 7,696 shares, respectively ]	218,654	111,872
Capital shares repurchased [ (75,938) and (51,328) shares, respectively ]	(1,280,318)	(784,540)

Total Class A transactions	58,872	288,989

Class I
Capital shares sold [ 2,251,846 and 2,069,994 shares, respectively ]	38,258,795	31,772,142
Capital shares issued in reinvestment of dividends [ 251,579 and 146,693 shares, respectively ]	4,103,247	2,135,267
Capital shares repurchased [ (1,975,616) and (1,930,280) shares, respectively ]	(33,450,465)	(29,340,104)

Total Class I transactions	8,911,577	4,567,305

Class R
Capital shares sold [ 20,790 and 20,991 shares, respectively ]	349,101	313,247
Capital shares issued in reinvestment of dividends [ 2,320 and 1,367 shares, respectively ]	37,475	19,714
Capital shares repurchased [ (18,820) and (17,616) shares, respectively ]	(320,110)	(264,051)

Total Class R transactions	66,466	68,910

Class T **
Capital shares repurchased [ (10,179) and 0 shares ]	(184,904)	—

Total Class T transactions	(184,904)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,852,011	4,925,204

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,944,314	6,392,803
NET ASSETS:
Beginning of year	122,267,827	115,875,024

End of year	$159,212,141	$122,267,827

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.54		$14.31		$17.19		$11.41		$12.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.10		0.06		0.09	(2)	0.04	(1)
Net realized and unrealized gain (loss)	3.74		0.45		(1.82)		5.73		(0.90)

Total from investment operations	3.87		0.55		(1.76)		5.82		(0.86)

Less distributions:
Dividends from net investment income	(0.11)		—		(0.26)		(0.04)		(0.04)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.60)		(0.32)		(1.12)		(0.04)		(0.19)

Net asset value, end of year	$17.81		$14.54		$14.31		$17.19		$11.41

Total return	26.96%		3.88%		(10.93)%		51.10%		(7.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,777		$5,478		$5,134		$5,904		$3,400
Ratio of expenses to average net assets:
After waivers (f)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.24	%(o)	1.25	%(o)
Before waivers (f)	1.47%		1.53%		1.51%		1.42%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.76%		0.66%		0.42%		0.55	%(bb)	0.40	%(aa)
Before waivers (f)	0.49%		0.33%		0.13%		0.37	%(bb)	0.07	%(aa)
Portfolio turnover rate^	11%		14%		27%		35%		19%

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.58		$14.35		$17.24		$11.43		$12.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.14		0.10		0.13	(2)	0.07	(1)
Net realized and unrealized gain (loss)	3.76		0.44		(1.84)		5.75		(0.91)

Total from investment operations	3.93		0.58		(1.74)		5.88		(0.84)

Less distributions:
Dividends from net investment income	(0.15)		(0.03)		(0.29)		(0.07)		(0.07)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.64)		(0.35)		(1.15)		(0.07)		(0.22)

Net asset value, end of year	$17.87		$14.58		$14.35		$17.24		$11.43

Total return	27.32%		4.11%		(10.74)%		51.57%		(6.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$151,008		$115,537		$109,572		$145,394		$84,537
Ratio of expenses to average net assets:
After waivers (f)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)
Before waivers (f)	1.22%		1.28%		1.25%		1.17%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.02%		0.91%		0.68%		0.76	%(bb)	0.64	%(aa)
Before waivers (f)	0.74%		0.57%		0.40%		0.59	%(bb)	0.31	%(aa)
Portfolio turnover rate^	11%		14%		27%		35%		19%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.39		$14.20		$17.07		$11.33		$12.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.06		0.03		0.05	(2)	0.02	(1)
Net realized and unrealized gain (loss)	3.70		0.45		(1.82)		5.70		(0.91)

Total from investment operations	3.79		0.51		(1.79)		5.75		(0.89)

Less distributions:
Dividends from net investment income	(0.07)		—		(0.22)		(0.01)		(0.01)
Distributions from net realized gains	(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.56)		(0.32)		(1.08)		(0.01)		(0.16)

Net asset value, end of year	$17.62		$14.39		$14.20		$17.07		$11.33

Total return	26.66%		3.62%		(11.17)%		50.80%		(7.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,427		$1,104		$1,022		$1,096		$685
Ratio of expenses to average net assets:
After waivers (f)	1.45	%(j)	1.45	%(j)	1.46	%(k)	1.49	%(o)	1.50	%(o)
Before waivers (f)	1.72%		1.78%		1.76%		1.67%		1.83%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.51%		0.41%		0.17%		0.28	%(bb)	0.15	%(aa)
Before waivers (f)	0.24%		0.08%		(0.12)%		0.11	%(bb)	(0.19	)%(aa)
Portfolio turnover rate^	11%		14%		27%		35%		19%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06 and $0.01 for Class A, Class I and Class R , respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05 and $(0.02) for Class A, Class I and Class R , respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I and 1.46% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.9%)
Communication Services (10.8%)
Diversified Telecommunication Services (4.0%)
Altice France SA 8.125%, 2/1/27§	$200,000	$164,680
CCO Holdings LLC 5.500%, 5/1/26§	187,000	186,533
6.375%, 9/1/29 (x)§	290,000	287,100
4.750%, 3/1/30§	175,000	159,198
4.750%, 2/1/32§	386,000	335,337
4.500%, 5/1/32	426,000	361,035
4.500%, 6/1/33§	468,000	387,270
Level 3 Financing, Inc. 4.500%, 4/1/30§	372,000	296,614
Windstream Escrow LLC 7.750%, 8/15/28	250	3
Windstream Services LLC 7.750%, 8/15/28§	224,000	224,560
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	436,000	386,732
6.125%, 3/1/28§	212,000	181,436

		2,970,498

Entertainment (0.3%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	186,000	188,093

Media (6.5%)
CSC Holdings LLC 11.750%, 1/31/29§	400,000	388,804
Gray Television, Inc. 10.500%, 7/15/29 (x)§	93,000	96,255
4.750%, 10/15/30 (x)§	414,000	260,530
5.375%, 11/15/31§	50,000	30,919
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	427,000	428,601
Neptune Bidco US, Inc. 9.290%, 4/15/29§	398,000	369,145
Nexstar Media, Inc. 5.625%, 7/15/27§	351,000	343,870
Outfront Media Capital LLC 5.000%, 8/15/27§	362,000	355,618
Sinclair Television Group, Inc. 5.500%, 3/1/30§	161,000	110,378
Sirius XM Radio, Inc. 3.125%, 9/1/26 (x)§	304,000	290,795
3.875%, 9/1/31§	423,000	362,080
Stagwell Global LLC 5.625%, 8/15/29§	355,000	336,806
TEGNA, Inc. 4.750%, 3/15/26§	253,000	250,078
5.000%, 9/15/29	232,000	216,574
Univision Communications, Inc. 8.500%, 7/31/31§	444,000	436,896
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	242,228
Ziggo Bond Co. BV 6.000%, 1/15/27§	350,000	348,204

		4,867,781

Total Communication Services		8,026,372

Consumer Discretionary (17.5%)
Automobile Components (0.7%)
Clarios Global LP 8.500%, 5/15/27§	86,000	86,323
6.750%, 5/15/28 (x)§	467,000	477,951

		564,274

Broadline Retail (0.9%)
Getty Images, Inc. 9.750%, 3/1/27§	668,000	664,660

Distributors (2.2%)
Resideo Funding, Inc. 6.500%, 7/15/32 (x)§	170,000	170,573
Ritchie Bros Holdings, Inc. 6.750%, 3/15/28§	331,000	340,516
7.750%, 3/15/31§	261,000	275,355
Velocity Vehicle Group LLC 8.000%, 6/1/29§	135,000	138,316
Verde Purchaser LLC 10.500%, 11/30/30 (x)§	321,000	341,865
Windsor Holdings III LLC 8.500%, 6/15/30§	360,000	377,640

		1,644,265

Diversified Consumer Services (0.8%)
Belron UK Finance plc 5.750%, 10/15/29§	200,000	200,438
Service Corp. International 5.750%, 10/15/32	182,000	178,587
Wand NewCo 3, Inc. 7.625%, 1/30/32§	181,000	186,535

		565,560

Hotels, Restaurants & Leisure (9.4%)
1011778 BC ULC 3.875%, 1/15/28§	261,000	247,780
5.625%, 9/15/29§	276,000	275,310
Caesars Entertainment, Inc. 7.000%, 2/15/30§	708,000	726,585
Carnival Corp. 6.000%, 5/1/29§	372,000	371,025
7.000%, 8/15/29§	211,000	221,023
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	150,000	160,422
CEC Entertainment LLC 6.750%, 5/1/26§	166,000	164,962
Churchill Downs, Inc. 5.500%, 4/1/27§	175,000	173,934
5.750%, 4/1/30 (x)§	347,000	341,434
Dave & Buster’s, Inc. 7.625%, 11/1/25§	319,000	318,968
Flutter Treasury DAC 6.375%, 4/29/29§	200,000	204,532
Great Canadian Gaming Corp. 8.750%, 11/15/29§	196,000	196,000
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	112,000	111,860
3.625%, 2/15/32§	282,000	246,722
5.875%, 3/15/33§	167,000	166,350
Life Time, Inc. 5.750%, 1/15/26§	370,000	368,224

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
MajorDrive Holdings IV LLC 6.375%, 6/1/29 (x)§	$224,000	$214,130
NCL Corp. Ltd. 8.375%, 2/1/28§	218,000	228,627
Ontario Gaming GTA LP 8.000%, 8/1/30 (x)§	321,000	329,134
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27 (x)§	286,000	284,659
6.000%, 2/1/33§	212,000	212,642
Scientific Games Holdings LP 6.625%, 3/1/30§	219,000	212,704
Six Flags Entertainment Corp. 6.625%, 5/1/32§	314,000	319,888
Station Casinos LLC 4.500%, 2/15/28§	188,000	179,395
4.625%, 12/1/31§	150,000	136,313
Vail Resorts, Inc. 6.500%, 5/15/32 (x)§	154,000	157,321
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	203,000	192,479
Yum! Brands, Inc. 5.375%, 4/1/32 (x)	226,000	220,350

		6,982,773

Household Durables (0.5%)
CD&R Smokey Buyer, Inc. 9.500%, 10/15/29§	149,000	150,490
Newell Brands, Inc. 6.625%, 5/15/32	209,000	209,000

		359,490

Specialty Retail (1.9%)
Cougar JV Subsidiary LLC 8.000%, 5/15/32 (x)§	105,000	109,412
eG Global Finance plc 12.000%, 11/30/28 (x)§	400,000	443,500
LBM Acquisition LLC 6.250%, 1/15/29 (x)§	256,000	236,160
LCM Investments Holdings II LLC 4.875%, 5/1/29§	218,000	204,783
Specialty Building Products Holdings LLC 7.750%, 10/15/29§	136,000	138,720
White Cap Buyer LLC 6.875%, 10/15/28§	271,000	270,959

		1,403,534

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc. 4.125%, 8/15/31§	228,000	199,090
Hanesbrands, Inc. 9.000%, 2/15/31§	314,000	335,289
S&S Holdings LLC 8.375%, 10/1/31§	257,000	256,746

		791,125

Total Consumer Discretionary		12,975,681

Consumer Staples (5.2%)
Beverages (0.3%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	222,000	208,403

Consumer Staples Distribution & Retail (1.2%)
Performance Food Group, Inc. 6.125%, 9/15/32§	143,000	143,179
United Natural Foods, Inc. 6.750%, 10/15/28§	306,000	295,247
US Foods, Inc. 4.625%, 6/1/30§	318,000	301,696
7.250%, 1/15/32§	145,000	150,198

		890,320

Food Products (2.7%)
Darling Ingredients, Inc. 6.000%, 6/15/30§	366,000	363,255
Fiesta Purchaser, Inc. 7.875%, 3/1/31 (x)§	153,000	160,267
9.625%, 9/15/32§	129,000	134,805
Post Holdings, Inc. 5.500%, 12/15/29§	74,000	72,213
4.500%, 9/15/31§	289,000	262,140
6.375%, 3/1/33§	142,000	139,823
6.250%, 10/15/34§	207,000	204,212
Sigma Holdco BV 7.875%, 5/15/26§	200,000	197,500
Simmons Foods, Inc. 4.625%, 3/1/29 (x)§	158,000	146,101
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	371,000	368,403

		2,048,719

Household Products (0.5%)
Energizer Holdings, Inc. 4.750%, 6/15/28 (x)§	272,000	260,440
Kronos Acquisition Holdings, Inc. 10.750%, 6/30/32§	97,000	90,219

		350,659

Personal Care Products (0.5%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	100,000	99,500
Prestige Brands, Inc. 3.750%, 4/1/31§	308,000	274,200

		373,700

Total Consumer Staples		3,871,801

Energy (6.5%)
Energy Equipment & Services (0.3%)
Transocean, Inc. 8.750%, 2/15/30§	197,200	203,538

Oil, Gas & Consumable Fuels (6.2%)
Antero Resources Corp. 7.625%, 2/1/29§	120,000	123,000
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§	224,000	221,995
Blue Racer Midstream LLC 6.625%, 7/15/26§	230,000	229,816
7.250%, 7/15/32§	113,000	116,719
Crescent Energy Finance LLC 7.625%, 4/1/32§	332,000	327,850
Delek Logistics Partners LP 8.625%, 3/15/29§	404,000	412,339

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	$205,000	$206,127
Genesis Energy LP 7.750%, 2/1/28	382,000	385,820
7.875%, 5/15/32	236,000	234,808
Kinetik Holdings LP 5.875%, 6/15/30 (x)§	479,000	474,210
NGL Energy Operating LLC 8.375%, 2/15/32§	345,000	347,156
NuStar Logistics LP 5.750%, 10/1/25	186,000	185,784
6.000%, 6/1/26	175,000	174,591
Permian Resources Operating LLC 5.875%, 7/1/29 (x)§	151,000	148,798
6.250%, 2/1/33§	147,000	145,479
Summit Midstream Holdings LLC 8.625%, 10/31/29§	475,000	489,250
Sunoco LP 4.500%, 4/30/30	192,000	180,252
7.250%, 5/1/32§	204,000	211,866

		4,615,860

Total Energy		4,819,398

Financials (6.3%)
Capital Markets (0.3%)
Aretec Group, Inc. 7.500%, 4/1/29§	111,000	106,560
10.000%, 8/15/30 (x)§	150,000	162,750

		269,310

Consumer Finance (1.3%)
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	198,000	208,395
Enova International, Inc. 9.125%, 8/1/29§	255,000	260,738
GGAM Finance Ltd. 8.000%, 2/15/27§	199,000	204,868
8.000%, 6/15/28§	260,000	273,894

		947,895

Financial Services (2.9%)
Armor Holdco, Inc. 8.500%, 11/15/29§	361,000	351,072
Freedom Mortgage Corp. 12.000%, 10/1/28§	186,000	200,415
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	232,000	236,060
NCR Atleos Corp. 9.500%, 4/1/29§	257,000	282,757
PHH Mortgage Corp. 7.875%, 3/15/26§	156,000	158,964
Rocket Mortgage LLC 2.875%, 10/15/26§	129,000	122,872
Shift4 Payments LLC 4.625%, 11/1/26§	335,000	329,138
6.750%, 8/15/32§	463,000	473,445

		2,154,723

Insurance (1.8%)
Acrisure LLC 8.250%, 2/1/29§	341,000	346,541
Alliant Holdings Intermediate LLC 6.750%, 10/15/27 (x)§	196,000	195,265
Baldwin Insurance Group Holdings LLC 7.125%, 5/15/31§	153,000	156,443
BroadStreet Partners, Inc. 5.875%, 4/15/29§	222,000	211,177
HUB International Ltd. 7.250%, 6/15/30§	258,000	267,048
Panther Escrow Issuer LLC 7.125%, 6/1/31§	139,000	141,433

		1,317,907

Total Financials		4,689,835

Health Care (7.3%)
Biotechnology (0.2%)
Grifols SA 4.750%, 10/15/28§	200,000	183,450

Health Care Equipment & Supplies (0.9%)
Medline Borrower LP 5.250%, 10/1/29§	182,000	175,641
Neogen Food Safety Corp. 8.625%, 7/20/30§	323,000	348,608
Varex Imaging Corp. 7.875%, 10/15/27§	152,000	153,900

		678,149

Health Care Providers & Services (3.9%)
AdaptHealth LLC 5.125%, 3/1/30§	229,000	210,027
Centene Corp. 4.625%, 12/15/29	148,000	141,066
HCA, Inc. 5.450%, 4/1/31	298,000	300,890
HealthEquity, Inc. 4.500%, 10/1/29§	448,000	424,892
Heartland Dental LLC 10.500%, 4/30/28§	423,000	449,438
Icon Investments Six DAC 6.000%, 5/8/34	400,000	410,246
Star Parent, Inc. 9.000%, 10/1/30§	203,000	210,340
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	306,000	313,757
Tenet Healthcare Corp. 6.250%, 2/1/27	270,000	270,000
US Acute Care Solutions LLC 9.750%, 5/15/29§	174,000	178,075

		2,908,731

Health Care Technology (1.2%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	197,500
5.000%, 5/15/27§	260,000	255,775
5.700%, 5/15/28	200,000	203,857
6.250%, 2/1/29 (x)	219,000	227,794

		884,926

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.2%)
Fortrea Holdings, Inc. 7.500%, 7/1/30§	$134,000	$131,487

Pharmaceuticals (0.9%)
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	262,000	260,035
3.500%, 4/1/30§	210,000	202,650
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	192,000

		654,685

Total Health Care		5,441,428

Industrials (16.5%)
Aerospace & Defense (0.3%)
Rolls-Royce plc 5.750%, 10/15/27§	200,000	203,560

Building Products (2.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	164,000	164,764
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28 (x)§	365,000	382,794
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	270,000	270,675
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	152,000	138,651
EMRLD Borrower LP 6.625%, 12/15/30§	363,000	368,921
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	158,000	152,470
Standard Industries, Inc. 4.375%, 7/15/30 (x)§	274,000	251,595

		1,729,870

Commercial Services & Supplies (5.3%)
ACCO Brands Corp. 4.250%, 3/15/29§	152,000	138,756
ADT Security Corp. (The) 4.875%, 7/15/32§	218,000	203,285
Allied Universal Holdco LLC 9.750%, 7/15/27§	344,000	344,430
6.000%, 6/1/29§	248,000	226,300
Aramark Services, Inc. 5.000%, 4/1/25§	259,000	258,353
Garda World Security Corp. 9.500%, 11/1/27§	566,000	566,572
6.000%, 6/1/29 (x)§	359,000	334,767
8.250%, 8/1/32§	105,000	104,475
8.375%, 11/15/32§	453,000	452,864
Madison IAQ LLC 5.875%, 6/30/29§	274,000	259,903
Matthews International Corp. 8.625%, 10/1/27§	254,000	261,193
OPENLANE, Inc. 5.125%, 6/1/25§	61,000	60,695
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	344,000	342,280
Williams Scotsman, Inc. 6.125%, 6/15/25§	116,000	115,823
7.375%, 10/1/31 (x)§	267,000	275,677

		3,945,373

Construction & Engineering (1.6%)
Arcosa, Inc. 6.875%, 8/15/32§	81,000	83,079
Brand Industrial Services, Inc. 10.375%, 8/1/30§	260,000	275,202
Dycom Industries, Inc. 4.500%, 4/15/29§	218,000	205,465
Pike Corp. 5.500%, 9/1/28§	295,000	287,268
8.625%, 1/31/31 (x)§	160,000	169,600
Weekley Homes LLC 4.875%, 9/15/28 (x)§	172,000	163,835

		1,184,449

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	164,000	167,280

Ground Transportation (2.2%)
Dcli Bidco LLC 7.750%, 11/15/29§	135,000	136,350
EquipmentShare.com, Inc. 9.000%, 5/15/28 (x)§	200,000	206,500
8.625%, 5/15/32§	93,000	95,944
NESCO Holdings II, Inc. 5.500%, 4/15/29§	417,000	381,555
RXO, Inc. 7.500%, 11/15/27§	198,000	203,034
Watco Cos. LLC 7.125%, 8/1/32§	325,000	334,441
XPO, Inc. 7.125%, 6/1/31§	230,000	237,188
7.125%, 2/1/32§	63,000	65,205

		1,660,217

Machinery (2.2%)
ATS Corp. 4.125%, 12/15/28§	217,000	202,491
Calderys Financing LLC 11.250%, 6/1/28§	200,000	212,872
Chart Industries, Inc. 7.500%, 1/1/30§	575,000	595,418
Hillenbrand, Inc. 6.250%, 2/15/29	241,000	242,210
3.750%, 3/1/31	84,000	73,290
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29 (x)§	214,000	219,879
Terex Corp. 6.250%, 10/15/32§	111,000	110,551

		1,656,711

Professional Services (0.8%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	57,000	58,995
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (x)§	224,000	216,720
Science Applications International Corp. 4.875%, 4/1/28§	138,000	134,205
VT Topco, Inc. 8.500%, 8/15/30§	172,000	181,030

		590,950

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (1.6%)
Beacon Roofing Supply, Inc. 6.500%, 8/1/30§	$162,000	$164,126
United Rentals North America, Inc. 6.000%, 12/15/29§	252,000	255,785
6.125%, 3/15/34§	210,000	210,611
WESCO Distribution, Inc. 7.250%, 6/15/28§	341,000	348,673
6.625%, 3/15/32§	182,000	185,782

		1,164,977

Total Industrials		12,303,387

Information Technology (12.3%)
Communications Equipment (1.3%)
CommScope LLC 6.000%, 3/1/26§	330,000	321,750
8.250%, 3/1/27§	242,000	228,100
4.750%, 9/1/29§	361,000	306,850
CommScope Technologies LLC 6.000%, 6/15/25§	150,000	146,437

		1,003,137

Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp. 6.500%, 6/1/32§	162,000	165,240

IT Services (1.7%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	414,000	402,106
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 (x)§	133,000	137,863
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	359,000
Unisys Corp. 6.875%, 11/1/27§	348,000	339,300

		1,238,269

Software (9.1%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	437,000	433,723
Alteryx, Inc. 8.750%, 3/15/28§	252,000	257,040
AthenaHealth Group, Inc. 6.500%, 2/15/30§	432,000	407,160
Camelot Finance SA 4.500%, 11/1/26§	296,000	288,600
Capstone Borrower, Inc. 8.000%, 6/15/30§	131,000	136,895
Central Parent LLC 8.000%, 6/15/29§	143,000	145,799
Central Parent, Inc. 7.250%, 6/15/29§	164,000	164,585
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	378,000	356,182
Cloud Software Group, Inc. 6.500%, 3/31/29§	163,000	159,129
9.000%, 9/30/29§	522,000	520,042
Gen Digital, Inc. 5.000%, 4/15/25§	328,000	326,360
7.125%, 9/30/30§	251,000	259,785
Helios Software Holdings, Inc. 4.625%, 5/1/28§	200,000	183,250
8.750%, 5/1/29§	200,000	202,500
McAfee Corp. 7.375%, 2/15/30§	448,000	430,214
NCR Voyix Corp. 5.000%, 10/1/28§	225,000	216,562
5.125%, 4/15/29§	101,000	96,834
Open Text Corp. 6.900%, 12/1/27§	160,000	166,400
Open Text Holdings, Inc. 4.125%, 12/1/31§	402,000	359,916
Rocket Software, Inc. 6.500%, 2/15/29§	242,000	223,850
SS&C Technologies, Inc. 5.500%, 9/30/27§	406,000	404,477
6.500%, 6/1/32§	335,000	339,878
UKG, Inc. 6.875%, 2/1/31§	104,000	106,242
ZoomInfo Technologies LLC 3.875%, 2/1/29 (x)§	638,000	581,129

		6,766,552

Total Information Technology		9,173,198

Materials (11.7%)
Chemicals (5.2%)
Avient Corp. 7.125%, 8/1/30 (x)§	248,000	254,381
6.250%, 11/1/31§	122,000	122,305
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	173,995
HB Fuller Co. 4.250%, 10/15/28	226,000	213,287
Illuminate Buyer LLC 9.000%, 7/1/28§	632,000	640,090
INEOS Quattro Finance 2 plc 9.625%, 3/15/29§	200,000	211,750
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	230,000	234,600
Minerals Technologies, Inc. 5.000%, 7/1/28§	508,000	488,315
NOVA Chemicals Corp. 8.500%, 11/15/28§	185,000	195,637
Nufarm Australia Ltd. 5.000%, 1/27/30§	360,000	333,551
Olympus Water US Holding Corp. 6.250%, 10/1/29§	200,000	190,000
7.250%, 6/15/31§	354,000	363,208
WR Grace Holdings LLC 5.625%, 8/15/29§	470,000	432,987

		3,854,106

Containers & Packaging (5.8%)
ARD Finance SA 6.500%, 6/30/27 PIK§	600,000	130,920
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	400,000	351,164
Ardagh Packaging Finance plc 4.125%, 8/15/26§	200,000	174,000
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	579,000	587,511

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Graphic Packaging International LLC 6.375%, 7/15/32 (x)§	$100,000	$100,625
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	298,000	293,157
LABL, Inc. 10.500%, 7/15/27 (x)§	438,000	433,852
5.875%, 11/1/28§	158,000	146,150
8.625%, 10/1/31§	156,000	150,057
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	285,000	292,781
9.250%, 4/15/27§	690,000	703,800
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	270,000	267,953
7.250%, 5/15/31 (x)§	206,000	202,395
Sealed Air Corp. 6.125%, 2/1/28§	103,000	103,742
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	400,000	396,500

		4,334,607

Metals & Mining (0.2%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	212,000	188,468

Paper & Forest Products (0.5%)
Glatfelter Corp. 7.250%, 11/15/31§	344,000	340,639

Total Materials		8,717,820

Real Estate (2.3%)
Diversified REITs (0.2%)
VICI Properties LP (REIT) 4.625%, 6/15/25§	192,000	191,040

Hotel & Resort REITs (0.8%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	202,215
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§	148,000	147,401
XHR LP (REIT) 6.375%, 8/15/25§	214,000	214,000

		563,616

Real Estate Management & Development (0.9%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	280,000	281,400
Greystar Real Estate Partners LLC 7.750%, 9/1/30§	202,000	211,027
Howard Hughes Corp. (The) 4.375%, 2/1/31§	206,000	184,621

		677,048

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	300,000	292,422

Total Real Estate		1,724,126

Utilities (0.5%)
Water Utilities (0.5%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	384,000	385,920

Total Utilities		385,920

Total Corporate Bonds		72,128,966

Total Long-Term Debt Securities (96.9%) (Cost $72,216,318)		72,128,966

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.76% (7 day yield) (xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.72% (7 day yield) (xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	4,613,840	4,613,840
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	1,532,466	1,533,080

Total Investment Companies		7,946,920

Total Short-Term Investments (10.7%) (Cost $7,946,919)		7,946,920

Total Investments in Securities (107.6%) (Cost $80,163,237)		80,075,886
Other Assets Less Liabilities (-7.6%)		(5,633,051)

Net Assets (100%)		$74,442,835

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2024, the market value of these securities amounted to $67,699,522 or 90.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $6,262,783. This was collateralized by cash of $6,413,840 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,026,372	$—	$8,026,372
Consumer Discretionary	—	12,975,681	—	12,975,681
Consumer Staples	—	3,871,801	—	3,871,801
Energy	—	4,819,398	—	4,819,398
Financials	—	4,689,835	—	4,689,835
Health Care	—	5,441,428	—	5,441,428
Industrials	—	12,303,387	—	12,303,387
Information Technology	—	9,173,198	—	9,173,198
Materials	—	8,717,820	—	8,717,820
Real Estate	—	1,724,126	—	1,724,126
Utilities	—	385,920	—	385,920
Short-Term Investments
Investment Companies	7,946,920	—	—	7,946,920

Total Assets	$7,946,920	$72,128,966	$—	$80,075,886

Total Liabilities	$—	$—	$—	$—

Total	$7,946,920	$72,128,966	$—	$80,075,886

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,906,153
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,202,685

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,327,185
Aggregate gross unrealized depreciation	(2,019,950)

Net unrealized depreciation	$(692,765)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$80,768,651

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $80,163,237)	$80,075,886
Cash	895,000
Dividends, interest and other receivables	1,257,757
Receivable for Fund shares sold	229,545
Receivable for securities sold	33,041
Prepaid registration and filing fees	22,538
Securities lending income receivable	3,402
Other assets	602

Total assets	82,517,771

LIABILITIES
Payable for return of collateral on securities loaned	6,413,840
Payable for securities purchased	1,413,193
Payable for Fund shares repurchased	102,106
Dividends and distributions payable	31,973
Transfer agent fees payable	12,361
Investment advisory fees payable	10,076
Administrative fees payable	9,426
Distribution fees payable – Class A	369
Distribution fees payable – Class R	220
Accrued expenses	81,372

Total liabilities	8,074,936

Commitments and contingent liabilities^

NET ASSETS	$74,442,835

Net assets were comprised of:
Paid in capital	$82,115,104
Total distributable earnings (loss)	(7,672,269)

Net assets	$74,442,835

Class A
Net asset value and redemption price per share, $1,775,351 / 208,506 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.51
Maximum sales charge (4.50% of offering price)	0.40

Maximum offering price per share	$8.91

Class I
Net asset value, offering and redemption price per share, $72,146,310 / 8,465,277 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.52

Class R
Net asset value, offering and redemption price per share, $521,174 / 61,236 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.51

(x)	Includes value of securities on loan of $6,262,783.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Interest	$4,793,335
Dividends	55,885
Securities lending (net)	43,654

Total income	4,892,874

EXPENSES
Investment advisory fees	410,899
Administrative fees	102,736
Transfer agent fees	94,401
Professional fees	92,499
Printing and mailing expenses	39,263
Registration and filing fees	37,275
Custodian fees	9,501
Distribution fees – Class A	4,699
Distribution fees – Class R	2,332
Trustees’ fees	2,200
Distribution fees – Class T**	284
Miscellaneous	19,907

Gross expenses	815,996
Less: Waiver from investment adviser	(294,924)
Waiver from distributor	(284)

Net expenses	520,788

NET INVESTMENT INCOME (LOSS)	4,372,086

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(288,474)
Net change in unrealized appreciation (depreciation) on investments in securities	5,884,149

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,595,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,967,761

**	After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,372,086	$3,598,035
Net realized gain (loss)	(288,474)	(2,469,007)
Net change in unrealized appreciation (depreciation)	5,884,149	1,457,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,967,761	2,586,631

Distributions to shareholders:
Class A	(114,723)	(115,750)
Class I	(4,221,829)	(3,515,387)
Class R	(27,587)	(20,122)
Class T**	(6,931)	(7,073)

Total distributions to shareholders	(4,371,070)	(3,658,332)

Tax return of capital:
Class A	(812)	(1,006)
Class I	(29,874)	(30,566)
Class R	(195)	(175)
Class T**	(49)	(62)

Total tax return of capital	(30,930)	(31,809)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 43,566 and 37,137 shares, respectively ]	363,458	302,809
Capital shares issued in reinvestment of dividends [ 12,348 and 12,500 shares, respectively ]	103,195	100,543
Capital shares repurchased [ (80,347) and (48,706) shares, respectively ]	(672,951)	(391,667)

Total Class A transactions	(206,298)	11,685

Class I
Capital shares sold [ 2,472,189 and 3,843,263 shares, respectively ]	20,744,759	30,919,225
Capital shares issued in reinvestment of dividends [ 466,309 and 397,864 shares, respectively ]	3,905,745	3,202,134
Capital shares repurchased [ (2,032,619) and (3,447,821) shares, respectively ]	(16,952,551)	(27,793,519)

Total Class I transactions	7,697,953	6,327,840

Class R
Capital shares sold [ 17,430 and 16,648 shares, respectively ]	145,785	133,797
Capital shares issued in reinvestment of dividends [ 2,038 and 1,284 shares, respectively ]	17,064	10,316
Capital shares repurchased [ (5,262) and (18,057) shares, respectively ]	(43,763)	(144,395)

Total Class R transactions	119,086	(282)

Class T **
Capital shares repurchased [ (14,192) and 0 shares ]	(121,901)	—

Total Class T transactions	(121,901)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,488,840	6,339,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,054,601	5,235,733
NET ASSETS:
Beginning of year	61,388,234	56,152,501

End of year	$74,442,835	$61,388,234

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.81	$7.95	$9.24	$9.01	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.51	0.47	0.40	0.39	0.44
Net realized and unrealized gain (loss)	0.71	(0.13)	(1.27)	0.26	(0.03)

Total from investment operations	1.22	0.34	(0.87)	0.65	0.41

Less distributions:
Dividends from net investment income	(0.52)	(0.48)	(0.40)	(0.42)	(0.46)
Return of capital	— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.52)	(0.48)	(0.42)	(0.42)	(0.46)

Net asset value, end of year	$8.51	$7.81	$7.95	$9.24	$9.01

Total return	15.90%	4.30%	(9.60)%	7.27%	4.72%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,775	$1,819	$1,844	$2,145	$2,115
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (f)	1.43%	1.50%	1.43%	1.44%	1.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	6.15%	5.83%	4.61%	4.24%	4.97%
Before waivers and reimbursements (f)	5.72%	5.33%	4.18%	3.80%	4.29%
Portfolio turnover rate^	35%	35%	43%	39%	59%

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.82	$7.95	$9.25	$9.01	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.54	0.49	0.42	0.42	0.47
Net realized and unrealized gain (loss)	0.70	(0.12)	(1.28)	0.26	(0.04)

Total from investment operations	1.24	0.37	(0.86)	0.68	0.43

Less distributions:
Dividends from net investment income	(0.54)	(0.50)	(0.42)	(0.44)	(0.48)
Return of capital	— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.54)	(0.50)	(0.44)	(0.44)	(0.48)

Net asset value, end of year	$8.52	$7.82	$7.95	$9.25	$9.01

Total return	16.17%	4.69%	(9.47)%	7.65%	4.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$72,146	$59,091	$53,821	$66,473	$42,159
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (f)	1.18%	1.26%	1.18%	1.18%	1.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	6.39%	6.09%	4.84%	4.47%	5.22%
Before waivers and reimbursements (f)	5.96%	5.58%	4.42%	4.04%	4.54%
Portfolio turnover rate^	35%	35%	43%	39%	59%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.81	$7.95	$9.23	$9.00	$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.49	0.45	0.37	0.37	0.42
Net realized and unrealized gain (loss)	0.71	(0.13)	(1.25)	0.25	(0.03)

Total from investment operations	1.20	0.32	(0.88)	0.62	0.39

Less distributions:
Dividends from net investment income	(0.50)	(0.46)	(0.38)	(0.39)	(0.44)
Return of capital	— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.50)	(0.46)	(0.40)	(0.39)	(0.44)

Net asset value, end of year	$8.51	$7.81	$7.95	$9.23	$9.00

Total return	15.61%	4.04%	(9.72)%	7.01%	4.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$521	$367	$375	$708	$638
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.25%	1.25%	1.25%	1.25%	1.25%
Before waivers and reimbursements (f)	1.68%	1.76%	1.67%	1.69%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	5.89%	5.59%	4.29%	3.98%	4.69%
Before waivers and reimbursements (f)	5.46%	5.08%	3.87%	3.54%	4.01%
Portfolio turnover rate^	35%	35%	43%	39%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.3%)
Anchorage Capital CLO Ltd.,
Series 2021-17A A1 6.088%, 7/15/34 (l)§	$250,000	$250,396
Magnetite XXVII Ltd.,
Series 2020-27A AR 6.019%, 10/20/34 (l)§	335,000	335,640
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 6.067%, 10/25/34 (l)§	340,000	340,506
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	15,923	16,241

Total Asset-Backed Securities		942,783

Convertible Bond (0.1%)
Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc. 0.500%, 12/1/28§	245,000	72,420

Total Industrials		72,420

Total Convertible Bond		72,420

Corporate Bonds (43.0%)
Communication Services (2.8%)
Diversified Telecommunication Services (0.6%)
CCO Holdings LLC 4.750%, 3/1/30§	15,000	13,645
4.750%, 2/1/32§	17,000	14,769
4.500%, 5/1/32	89,000	75,428
4.500%, 6/1/33§	49,000	40,548
4.250%, 1/15/34§	21,000	16,763
Consolidated Communications, Inc. 6.500%, 10/1/28§	100,000	95,000
Frontier Communications Holdings LLC
6.750%, 5/1/29§	141,000	139,766
Windstream Services LLC 8.250%, 10/1/31§	15,000	15,131

		411,050

Entertainment (0.2%)
Cinemark USA, Inc. 7.000%, 8/1/32§	85,000	86,806
Netflix, Inc. 5.400%, 8/15/54	50,000	50,263
ROBLOX Corp. 3.875%, 5/1/30§	14,000	12,635

		149,704

Media (1.3%)
AMC Networks, Inc. 4.250%, 2/15/29	63,000	43,281
Comcast Corp. 2.937%, 11/1/56	550,000	338,013
Directv Financing LLC 5.875%, 8/15/27§	10,000	9,632
8.875%, 2/1/30§	252,000	248,182
Gray Television, Inc. 7.000%, 5/15/27§	23,000	22,396
5.375%, 11/15/31§	62,000	38,339
Neptune Bidco US, Inc. 9.290%, 4/15/29§	11,000	10,203
Sinclair Television Group, Inc. 5.500%, 3/1/30§	56,000	38,392
TEGNA, Inc. 5.000%, 9/15/29	165,000	154,029
Urban One, Inc. 7.375%, 2/1/28§	58,000	41,833

		944,300

Wireless Telecommunication Services (0.7%)
Millicom International Cellular SA 4.500%, 4/27/31 (m)	245,000	219,300
T-Mobile USA, Inc. 5.150%, 4/15/34	155,000	154,908
4.700%, 1/15/35	170,000	163,572

		537,780

Total Communication Services		2,042,834

Consumer Discretionary (5.2%)
Automobile Components (0.8%)
Allison Transmission, Inc. 3.750%, 1/30/31§	173,000	152,672
BorgWarner, Inc. 4.950%, 8/15/29	55,000	54,621
Garrett Motion Holdings, Inc. 7.750%, 5/31/32§	65,000	64,838
Patrick Industries, Inc. 4.750%, 5/1/29§	166,000	156,521
6.375%, 11/1/32§	25,000	24,756
Phinia, Inc. 6.750%, 4/15/29§	138,000	140,941

		594,349

Automobiles (0.1%)
Thor Industries, Inc. 4.000%, 10/15/29§	82,000	74,817

Broadline Retail (0.6%)
ANGI Group LLC 3.875%, 8/15/28§	72,000	64,958
Go Daddy Operating Co. LLC 3.500%, 3/1/29§	72,000	66,420
GrubHub Holdings, Inc. 5.500%, 7/1/27§	78,000	72,442
Millennium Escrow Corp. 6.625%, 8/1/26§	38,000	24,320
NMG Holding Co., Inc. 8.500%, 10/1/28 (x)§	38,000	38,433
Nordstrom, Inc. 6.950%, 3/15/28	155,000	159,650
QVC, Inc. 5.950%, 3/15/43	49,000	29,645

		455,868

Distributors (0.5%)
Genuine Parts Co. 4.950%, 8/15/29	200,000	198,093
Resideo Funding, Inc. 4.000%, 9/1/29§	163,000	150,164

		348,257

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc. 5.500%, 3/1/28§	$142,000	$138,982
StoneMor, Inc. 8.500%, 5/15/29§	44,000	38,885

		177,867

Hotels, Restaurants & Leisure (1.4%)
Brinker International, Inc. 8.250%, 7/15/30§	65,000	69,201
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	155,000	165,769
Great Canadian Gaming Corp. 8.750%, 11/15/29§	70,000	70,000
Hilton Domestic Operating Co., Inc. 5.875%, 4/1/29§	203,000	204,269
Life Time, Inc. 6.000%, 11/15/31§	76,000	75,620
NCL Corp. Ltd. 7.750%, 2/15/29§	87,000	91,725
Premier Entertainment Sub LLC 5.875%, 9/1/31§	48,000	30,240
Royal Caribbean Cruises Ltd. 7.500%, 10/15/27	13,000	13,731
5.625%, 9/30/31§	226,000	224,045
Sabre GLBL, Inc. 8.625%, 6/1/27§	90,000	86,625

		1,031,225

Household Durables (1.0%)
K. Hovnanian Enterprises, Inc. 11.750%, 9/30/29§	67,000	73,867
KB Home 4.800%, 11/15/29	157,000	150,916
Landsea Homes Corp. 8.875%, 4/1/29§	69,000	70,264
M/I Homes, Inc. 4.950%, 2/1/28	8,000	7,720
Newell Brands, Inc. 6.375%, 5/15/30	124,000	124,118
Taylor Morrison Communities, Inc. 5.875%, 6/15/27§	141,000	142,058
Tempur Sealy International, Inc. 4.000%, 4/15/29§	166,000	151,908
Tri Pointe Homes, Inc. 5.250%, 6/1/27	13,000	12,809

		733,660

Specialty Retail (0.4%)
Foot Locker, Inc. 4.000%, 10/1/29§	106,000	91,079
Group 1 Automotive, Inc. 6.375%, 1/15/30§	60,000	60,300
GYP Holdings III Corp. 4.625%, 5/1/29§	65,000	61,263
Victoria’s Secret & Co. 4.625%, 7/15/29§	71,000	62,391
White Cap Buyer LLC 6.875%, 10/15/28§	37,000	36,995

		312,028

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc. 9.000%, 2/15/31§	78,000	83,289
S&S Holdings LLC 8.375%, 10/1/31§	13,000	12,987

		96,276

Total Consumer Discretionary		3,824,347

Consumer Staples (0.8%)
Consumer Staples Distribution & Retail (0.0%)†
US Foods, Inc. 5.750%, 4/15/33§	20,000	19,650

Food Products (0.8%)
Chobani LLC 7.625%, 7/1/29§	12,000	12,502
McCormick & Co., Inc. 4.700%, 10/15/34	340,000	326,911
Post Holdings, Inc. 6.375%, 3/1/33§	139,000	136,869
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	64,000	63,552

		539,834

Total Consumer Staples		559,484

Energy (2.8%)
Energy Equipment & Services (0.2%)
Bristow Group, Inc. 6.875%, 3/1/28 (x)§	22,000	21,780
Enerflex Ltd. 9.000%, 10/15/27§	115,000	119,313

		141,093

Oil, Gas & Consumable Fuels (2.6%)
California Resources Corp. 8.250%, 6/15/29 (x)§	35,000	35,350
CNX Midstream Partners LP 4.750%, 4/15/30§	78,000	72,378
CNX Resources Corp. 7.250%, 3/1/32§	150,000	154,008
Crescent Energy Finance LLC 7.625%, 4/1/32§	84,000	82,950
DT Midstream, Inc. 4.375%, 6/15/31§	16,000	14,720
Enterprise Products Operating LLC 5.550%, 2/16/55	190,000	187,699
Expand Energy Corp. 5.700%, 1/23/25 (e)	150,000	149,220
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	135,000	135,397
Hess Midstream Operations LP 4.250%, 2/15/30§	300,000	278,961
Kinder Morgan, Inc. 5.950%, 8/1/54	225,000	224,108
Martin Midstream Partners LP 11.500%, 2/15/28§	64,000	69,760
Saturn Oil & Gas, Inc. 9.625%, 6/15/29§	71,000	69,935

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Saudi Arabian Oil Co. 5.750%, 7/17/54§	$275,000	$264,591
Summit Midstream Holdings LLC 8.625%, 10/31/29§	75,000	77,250
Sunnova Energy Corp. 5.875%, 9/1/26§	102,000	92,055
Western Midstream Operating LP 6.150%, 4/1/33	20,000	20,671

		1,929,053

Total Energy		2,070,146

Financials (17.8%)
Banks (8.2%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.47%), 5.204%, 9/30/35 (k)§	370,000	358,095
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27 (k)(y)	400,000	388,031
5.381%, 3/13/29	200,000	202,642
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34 (k)(y)	200,000	207,500
Bank of America Corp.
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	350,000	344,122
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	200,000	201,813
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34 (k)(x)	265,000	286,809
BNP Paribas SA
(SOFR + 1.88%), 5.738%, 2/20/35 (k)§	220,000	223,462
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30 (k)	135,000	136,493
Credit Agricole SA
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.700%, 9/23/34 (k)(x)(y)§	365,000	354,555
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27 (k)(y)	280,000	276,150
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28 (k)(y)	230,000	228,275
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	270,000	301,503
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25 (k)(y)	200,000	199,500
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54 (k)§	265,000	290,391
JPMorgan Chase & Co.
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	185,000	190,476
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33 (k)(y)	200,000	213,750
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.300%, 9/25/31 (k)(y)§	225,000	215,253
Santander Holdings USA, Inc. 3.450%, 6/2/25	170,000	168,056
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55 (k)§	200,000	197,872
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	270,000	269,087
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34 (k)§	240,000	251,064
Wells Fargo & Co.
(SOFR + 1.07%), 5.906%, 4/22/28 (k)	300,000	301,200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.850%, 9/15/29 (k)(y)	200,000	206,250

		6,012,349

Capital Markets (5.9%)
Antares Holdings LP 6.350%, 10/23/29§	250,000	246,701
Ares Capital Corp. 5.950%, 7/15/29	195,000	196,801
Aretec Group, Inc. 7.500%, 4/1/29§	38,000	36,480
BGC Group, Inc. 4.375%, 12/15/25	345,000	341,357
Blackstone Secured Lending Fund 5.350%, 4/13/28	310,000	307,673
Blue Owl Capital Corp. II 8.450%, 11/15/26	70,000	72,907
Blue Owl Credit Income Corp. 5.500%, 3/21/25	230,000	229,966
Coinbase Global, Inc. 3.375%, 10/1/28§	92,000	82,047
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	230,000	222,656

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	$200,000	$209,667
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	270,000	270,252
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29 (k)(y)	300,000	314,100
Jane Street Group 7.125%, 4/30/31§	166,000	172,018
LPL Holdings, Inc. 5.700%, 5/20/27	335,000	339,303
Marex Group plc 6.404%, 11/4/29	115,000	115,174
Moody’s Corp. 5.000%, 8/5/34	30,000	29,751
Morgan Stanley
(SOFR + 1.02%), 5.860%, 4/13/28 (k)	300,000	301,721
(SOFR + 1.56%), 5.320%, 7/19/35 (k)	160,000	160,317
Osaic Holdings, Inc. 10.750%, 8/1/27§	44,000	45,210
UBS AG 7.950%, 1/9/25	250,000	251,212
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33 (k)(y)§	270,000	311,434
VFH Parent LLC 7.500%, 6/15/31§	72,000	73,800

		4,330,547

Consumer Finance (1.4%)
AerCap Ireland Capital DAC 4.625%, 9/10/29	150,000	146,779
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	133,000	139,982
Capital One Financial Corp.
(SOFR + 2.26%), 6.051%, 2/1/35 (k)	280,000	287,777
Enova International, Inc. 11.250%, 12/15/28§	73,000	78,293
Global Aircraft Leasing Co. Ltd. 8.750%, 9/1/27§	148,000	152,417
LFS Topco LLC 5.875%, 10/15/26§	75,000	70,594
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	65,000	65,905
7.250%, 2/2/33	78,000	79,560

		1,021,307

Financial Services (0.9%)
Armor Holdco, Inc. 8.500%, 11/15/29§	34,000	33,065
Freedom Mortgage Holdings LLC 9.250%, 2/1/29 (x)§	115,000	117,012
NTT Finance Corp. 5.136%, 7/2/31§	340,000	342,928
PHH Escrow Issuer LLC 9.875%, 11/1/29§	55,000	53,900
Provident Funding Associates LP 9.750%, 9/15/29§	74,000	75,480
Shift4 Payments LLC 6.750%, 8/15/32§	75,000	76,692

		699,077

Insurance (1.0%)
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53 (k)§	200,000	212,500
HUB International Ltd. 7.375%, 1/31/32§	19,000	19,335
Liberty Mutual Group, Inc. 4.300%, 2/1/61§	330,000	216,150
Met Tower Global Funding 4.850%, 1/16/27§	200,000	201,184
Panther Escrow Issuer LLC 7.125%, 6/1/31§	88,000	89,540
USI, Inc. 7.500%, 1/15/32 (x)§	36,000	36,736

		775,445

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Blackstone Mortgage Trust, Inc. (REIT) 3.750%, 1/15/27§	155,000	144,538
Starwood Property Trust, Inc. (REIT) 6.000%, 4/15/30 (x)§	135,000	131,878

		276,416

Total Financials		13,115,141

Health Care (0.7%)
Biotechnology (0.1%)
Emergent BioSolutions, Inc. 3.875%, 8/15/28§	52,000	41,798

Health Care Equipment & Supplies (0.2%)
Medtronic Global Holdings SCA 4.250%, 3/30/28	95,000	94,445
Sotera Health Holdings LLC 7.375%, 6/1/31§	75,000	76,594

		171,039

Health Care Providers & Services (0.4%)
DaVita, Inc. 4.625%, 6/1/30§	201,000	184,920
Encompass Health Corp. 4.625%, 4/1/31 (x)	94,000	88,467
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	12,000	12,304

		285,691

Total Health Care		498,528

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Industrials (4.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The) 6.388%, 5/1/31§	$25,000	$26,148
Bombardier, Inc. 7.250%, 7/1/31§	45,000	46,350
7.000%, 6/1/32 (x)§	50,000	51,125
Moog, Inc. 4.250%, 12/15/27§	143,000	135,638
Spirit AeroSystems, Inc. 4.600%, 6/15/28 (x)	69,000	65,806
TransDigm, Inc. 4.625%, 1/15/29	262,000	248,900

		573,967

Building Products (0.3%)
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	70,000	73,413
Cornerstone Building Brands, Inc. 6.125%, 1/15/29§	60,000	53,828
Eco Material Technologies, Inc. 7.875%, 1/31/27§	65,000	65,325
Oscar AcquisitionCo LLC 9.500%, 4/15/30§	30,000	29,286

		221,852

Commercial Services & Supplies (0.5%)
Enviri Corp. 5.750%, 7/31/27§	74,000	71,318
Interface, Inc. 5.500%, 12/1/28§	64,000	62,240
Madison IAQ LLC 5.875%, 6/30/29§	54,000	51,222
Pitney Bowes, Inc. 6.875%, 3/15/27§	79,000	78,012
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	16,000	15,920
Republic Services, Inc. 5.000%, 4/1/34	50,000	49,731

		328,443

Construction & Engineering (0.5%)
Brand Industrial Services, Inc. 10.375%, 8/1/30§	75,000	79,385
Great Lakes Dredge & Dock Corp. 5.250%, 6/1/29§	41,000	38,491
IHS Netherlands Holdco BV 8.000%, 9/18/27§	235,000	234,780
Tutor Perini Corp. 11.875%, 4/30/29§	28,000	30,660

		383,316

Electrical Equipment (0.2%)
Vertiv Group Corp. 4.125%, 11/15/28§	142,000	134,795

Ground Transportation (0.1%)
GN Bondco LLC 9.500%, 10/15/31 (x)§	74,000	78,407

Machinery (0.3%)
GrafTech Finance, Inc. 4.625%, 12/15/28§	54,000	38,205
Mueller Water Products, Inc. 4.000%, 6/15/29§	151,000	140,155
Park-Ohio Industries, Inc. 6.625%, 4/15/27	39,000	37,928

		216,288

Passenger Airlines (1.2%)
Allegiant Travel Co. 7.250%, 8/15/27§	145,000	142,825
American Airlines Group, Inc. 3.750%, 3/1/25§	180,000	178,200
Avianca Midco 2 plc 9.000%, 12/1/28§	83,330	81,663
JetBlue Airways Corp. 9.875%, 9/20/31§	77,000	79,714
Mileage Plus Holdings LLC 6.500%, 6/20/27§	145,750	147,208
United Airlines, Inc. 4.375%, 4/15/26§	15,000	14,662
4.625%, 4/15/29§	170,000	162,452
VistaJet Malta Finance plc 7.875%, 5/1/27§	90,000	87,385

		894,109

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc. 6.000%, 11/15/29 (x)§	70,000	67,550
Boise Cascade Co. 4.875%, 7/1/30§	138,000	130,927
Foundation Building Materials, Inc. 6.000%, 3/1/29§	39,000	34,319

		232,796

Total Industrials		3,063,973

Information Technology (1.9%)
Communications Equipment (0.3%)
CommScope Technologies LLC 6.000%, 6/15/25§	160,000	156,200
Viasat, Inc. 6.500%, 7/15/28§	71,000	54,226

		210,426

Electronic Equipment, Instruments & Components (0.1%)
Insight Enterprises, Inc. 6.625%, 5/15/32§	15,000	15,287
Jabil, Inc. 5.450%, 2/1/29	25,000	25,281
Zebra Technologies Corp. 6.500%, 6/1/32 (x)§	15,000	15,300

		55,868

IT Services (0.2%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	39,000	37,880
Arches Buyer, Inc. 6.125%, 12/1/28§	51,000	44,625
Unisys Corp. 6.875%, 11/1/27§	76,000	74,100
Virtusa Corp. 7.125%, 12/15/28§	41,000	39,770

		196,375

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc. 4.150%, 4/15/32§	$240,000	$226,224

Software (0.3%)
Fair Isaac Corp. 5.250%, 5/15/26§	151,000	150,434
McAfee Corp. 7.375%, 2/15/30§	57,000	54,737
Rackspace Finance LLC 3.500%, 5/15/28§	42,000	23,887

		229,058

Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC 5.750%, 2/1/33 (x)	155,000	161,216
Seagate HDD Cayman 9.625%, 12/1/32	159,069	180,742
Xerox Holdings Corp. 5.000%, 8/15/25 (x)§	160,000	157,600

		499,558

Total Information Technology		1,417,509

Materials (2.1%)
Chemicals (0.2%)
GPD Cos., Inc. 10.125%, 4/1/26§	40,000	38,552
Rain Carbon, Inc. 12.250%, 9/1/29§	65,000	69,387
Rayonier AM Products, Inc. 7.625%, 1/15/26§	42,000	42,000

		149,939

Construction Materials (0.3%)
Cemex SAB de CV 3.875%, 7/11/31§	260,000	231,400
Knife River Corp. 7.750%, 5/1/31 (x)§	12,000	12,510

		243,910

Metals & Mining (1.4%)
Algoma Steel, Inc. 9.125%, 4/15/29§	74,000	76,220
Anglo American Capital plc 5.750%, 4/5/34§	305,000	310,688
Carpenter Technology Corp. 7.625%, 3/15/30	136,000	140,590
Coeur Mining, Inc. 5.125%, 2/15/29§	39,000	37,245
New Gold, Inc. 7.500%, 7/15/27§	18,000	18,248
Novelis Corp. 3.250%, 11/15/26 (x)§	15,000	14,381
SunCoke Energy, Inc. 4.875%, 6/30/29§	73,000	66,065
Vale Overseas Ltd. 6.400%, 6/28/54	335,000	336,155

		999,592

Paper & Forest Products (0.2%)
Glatfelter Corp. 4.750%, 11/15/29§	56,000	49,978
Louisiana-Pacific Corp. 3.625%, 3/15/29§	150,000	139,875

		189,853

Total Materials		1,583,294

Real Estate (1.2%)
Diversified REITs (0.1%)
Vornado Realty LP (REIT) 3.400%, 6/1/31	48,000	40,757

Health Care REITs (0.3%)
CTR Partnership LP (REIT) 3.875%, 6/30/28§	151,000	142,292
MPT Operating Partnership LP (REIT) 5.000%, 10/15/27 (x)	122,000	107,512

		249,804

Office REITs (0.2%)
Brandywine Operating Partnership LP (REIT)
8.875%, 4/12/29	134,000	145,390

Real Estate Management & Development (0.3%)
Five Point Operating Co. LP 10.500%, 1/15/28 (e)§	73,000	74,753
Newmark Group, Inc. 7.500%, 1/12/29	134,000	141,353

		216,106

Specialized REITs (0.3%)
Iron Mountain, Inc. (REIT) 4.875%, 9/15/29§	225,000	215,719

Total Real Estate		867,776

Utilities (3.5%)
Electric Utilities (2.2%)
Alpha Generation LLC 6.750%, 10/15/32§	20,000	20,135
California Buyer Ltd. 6.375%, 2/15/32§	85,000	83,997
DPL, Inc. 4.350%, 4/15/29 (x)	146,000	137,057
Duke Energy Corp. 5.800%, 6/15/54	330,000	330,839
Entergy Arkansas LLC 5.750%, 6/1/54	95,000	97,678
NextEra Energy Operating Partners LP
7.250%, 1/15/29§	151,000	154,932
NRG Energy, Inc. 3.375%, 2/15/29§	207,000	188,399
5.750%, 7/15/29§	84,000	82,530
6.250%, 11/1/34§	25,000	24,969
PPL Capital Funding, Inc. 5.250%, 9/1/34	40,000	39,539
Southwestern Public Service Co. 6.000%, 6/1/54 (x)	130,000	135,200
Terraform Global Operating LP 6.125%, 3/1/26§	8,000	7,963
Virginia Electric and Power Co. 5.050%, 8/15/34	60,000	59,529
Vistra Operations Co. LLC 4.375%, 5/1/29§	234,000	222,192

		1,584,959

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Principal Amount		Value (Note 1)
Independent Power and Renewable Electricity Producers (0.4%)
Clearway Energy Operating LLC 4.750%, 3/15/28§		$166,000	$160,605
Lightning Power LLC 7.250%, 8/15/32§		25,000	26,000
Talen Energy Supply LLC 8.625%, 6/1/30§		128,000	138,112

			324,717

Multi-Utilities (0.9%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55 (k)		185,000	193,094
Engie SA 5.250%, 4/10/29§		200,000	202,679
Public Service Enterprise Group, Inc.
5.450%, 4/1/34		255,000	257,345

			653,118

Total Utilities			2,562,794

Total Corporate Bonds			31,605,826

Foreign Government Securities (3.5%)
Argentine Republic 4.125%, 7/9/35 (e)		$755,000	417,741
Federative Republic of Brazil 10.250%, 1/10/28	BRL	2,835,000	496,488
Oriental Republic of Uruguay 9.750%, 7/20/33	UYU	15,370,000	377,282
Republic of Colombia 7.750%, 11/7/36		$355,000	350,918
Republic of Costa Rica 7.000%, 4/4/44 (m)		200,000	205,100
7.158%, 3/12/45 (m)		240,000	250,320
Republic of Ecuador 6.900%, 7/31/30 (e)(m)		440,000	303,160
Republic of Guatemala 4.375%, 6/5/27 (m)		200,000	192,480

Total Foreign Government Securities			2,593,489

U.S. Treasury Obligations (3.3%)
U.S. Treasury Bonds 3.625%, 2/15/53		420,000	360,737
U.S. Treasury Notes 4.375%, 5/15/34		2,085,000	2,100,517

Total U.S. Treasury Obligations			2,461,254

Total Long-Term Debt Securities (51.2%) (Cost $37,046,735)			37,675,772

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.		2,735	61,647
Koninklijke KPN NV		13,630	53,260
Verizon Communications, Inc.		4,991	210,271

			325,178

Entertainment (0.4%)
HUYA, Inc. (ADR)		3,855	13,338
International Games System Co. Ltd.		1,000	31,959
Netflix, Inc. (s)*		185	139,866
Nintendo Co. Ltd.		1,100	58,229
Walt Disney Co. (The)		547	52,621
XD, Inc. (m)*		1,362	3,660

			299,673

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A (s)		2,399	410,493
Alphabet, Inc., Class C (s)		3,700	638,953
Meta Platforms, Inc., Class A (s)		1,339	759,990

			1,809,436

Media (0.4%)
Comcast Corp., Class A		5,107	223,023
Publicis Groupe SA		417	44,464

			267,487

Wireless Telecommunication Services (0.1%)
KDDI Corp. (x)		1,900	59,369
SoftBank Corp.		37,800	47,661

			107,030

Total Communication Services			2,808,804

Consumer Discretionary (4.0%)
Automobile Components (0.1%)
Bridgestone Corp.		1,200	42,522
Depo Auto Parts Ind Co. Ltd.		2,630	19,733
Tong Yang Industry Co. Ltd.		3,992	13,216

			75,471

Automobiles (0.7%)
Bayerische Motoren Werke AG		435	34,223
Honda Motor Co. Ltd.		5,700	57,183
Stellantis NV		2,087	28,753
Tesla, Inc. (s)*		837	209,124
Toyota Motor Corp.		8,600	148,246

			477,529

Broadline Retail (1.0%)
Amazon.com, Inc. (s)*		3,368	627,795
Wesfarmers Ltd.		1,636	72,195

			699,990

Hotels, Restaurants & Leisure (0.9%)
Alsea SAB de CV		6,185	14,933
Atour Lifestyle Holdings Ltd. (ADR)		1,141	29,894
Booking Holdings, Inc.		18	84,172
Hilton Worldwide Holdings, Inc.		508	119,304
McDonald’s Corp.		788	230,183
Starbucks Corp.		1,485	145,085
Yum! Brands, Inc.		352	46,168

			669,739

Household Durables (0.2%)
Cury Construtora e Incorporadora SA		5,100	21,588
DR Horton, Inc.		413	69,797

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Merry Electronics Co. Ltd.	3,992	$13,036
Sekisui House Ltd.	2,400	58,084

		162,505

Specialty Retail (1.0%)
CCC SA*	343	15,053
Foschini Group Ltd. (The)	2,299	19,987
Grupo SBF SA	6,900	17,212
Home Depot, Inc. (The) (s)	1,069	420,919
Industria de Diseno Textil SA (x)	1,110	63,252
Lojas Renner SA	6,600	21,258
Lowe’s Cos., Inc.	210	54,984
O’Reilly Automotive, Inc.*	52	59,963
TJX Cos., Inc. (The)	669	75,617
Truworths International Ltd.	2,946	18,680

		766,925

Textiles, Apparel & Luxury Goods (0.1%)
Makalot Industrial Co. Ltd.	1,979	21,092
Mavi Giyim Sanayi ve Ticaret A/S, Class B (m)	6,938	15,448
NIKE, Inc., Class B	578	44,581
Xtep International Holdings Ltd.	21,000	15,552

		96,673

Total Consumer Discretionary		2,948,832

Consumer Staples (3.9%)
Beverages (1.1%)
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	3,054	17,029
Brown-Forman Corp., Class B	658	28,972
Carlsberg A/S, Class B	342	37,738
Coca-Cola Co. (The)	3,995	260,913
Constellation Brands, Inc., Class A	197	45,771
Diageo plc	1,986	61,923
Keurig Dr Pepper, Inc.	1,248	41,121
PepsiCo, Inc.	1,478	245,466
Pernod Ricard SA	318	39,708

		778,641

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp. (s)	176	153,856
Dollar General Corp.	217	17,368
Koninklijke Ahold Delhaize NV	1,521	50,186
Target Corp.	395	59,266
Tesco plc	10,443	46,106
Walmart, Inc. (s)	1,642	134,562

		461,344

Food Products (0.7%)
Archer-Daniels-Midland Co.	523	28,875
AVI Ltd.	2,948	18,404
Danone SA	927	66,234
General Mills, Inc.	754	51,287
Hershey Co. (The)	220	39,067
Mondelez International, Inc., Class A	1,150	78,752
Nestle SA (Registered)	1,975	186,757
Tyson Foods, Inc., Class A	751	44,001

		513,377

Household Products (0.8%)
Colgate-Palmolive Co.	679	63,629
Kimberly-Clark Corp.	376	50,452
Procter & Gamble Co. (The) (s)	2,357	389,329
Reckitt Benckiser Group plc	905	54,659

		558,069

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	192	13,237
Kenvue, Inc.	2,423	55,559
Unilever plc	1,871	114,510

		183,306

Tobacco (0.5%)
Altria Group, Inc.	1,413	76,952
British American Tobacco plc	1,765	61,467
Philip Morris International, Inc.	1,771	235,012

		373,431

Total Consumer Staples		2,868,168

Energy (2.3%)
Energy Equipment & Services (0.0%)†
Schlumberger NV	892	35,742

Oil, Gas & Consumable Fuels (2.3%)
Chevron Corp.	1,837	273,382
ConocoPhillips	1,511	165,515
Devon Energy Corp.	947	36,630
EOG Resources, Inc.	386	47,077
Exxon Mobil Corp. (s)	4,717	550,851
Hess Corp.	322	43,303
Kinder Morgan, Inc.	2,270	55,638
Marathon Petroleum Corp.	599	87,137
ONEOK, Inc.	606	58,709
Phillips 66	396	48,241
Suncor Energy, Inc.	1,400	52,849
TotalEnergies SE	1,771	110,773
Valero Energy Corp.	650	84,344
Woodside Energy Group Ltd.	3,128	49,276

		1,663,725

Total Energy		1,699,467

Financials (6.5%)
Banks (2.1%)
Alior Bank SA	917	19,990
Bank of America Corp.	5,523	230,972
Citigroup, Inc.	4,853	311,417
DBS Group Holdings Ltd.	1,800	51,803
ING Groep NV	3,746	63,587
JPMorgan Chase & Co. (s)	2,010	446,059
Oversea-Chinese Banking Corp. Ltd.	4,600	52,307
PNC Financial Services Group, Inc. (The)	428	80,580
Truist Financial Corp.	1,367	58,849
United Overseas Bank Ltd.	2,000	48,164
US Bancorp	1,687	81,499
Wells Fargo & Co.	1,251	81,215

		1,526,442

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Capital Markets (2.1%)
Bank of New York Mellon Corp. (The)	960	$72,346
Blackrock, Inc.	205	201,111
Blackstone, Inc.	658	110,379
Bursa Malaysia Bhd.	4,800	9,869
Charles Schwab Corp. (The)	580	41,081
CME Group, Inc.	329	74,143
Goldman Sachs Group, Inc. (The)	629	325,690
Hong Kong Exchanges & Clearing Ltd.	1,700	67,928
Moody’s Corp.	178	80,819
Morgan Stanley	2,650	308,062
MSCI, Inc.	93	53,122
Partners Group Holding AG	35	48,540
S&P Global, Inc.	151	72,534
T. Rowe Price Group, Inc.	417	45,812
XTB SA (m)	1,236	19,973

		1,531,409

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B (s)*	510	229,969
Fiserv, Inc.*	430	85,097
Mastercard, Inc., Class A (s)	271	135,389
PayPal Holdings, Inc.*	567	44,963
Visa, Inc., Class A (s)	523	151,592

		647,010

Insurance (1.4%)
Aflac, Inc.	591	61,931
Allianz SE (Registered)	343	108,029
American International Group, Inc.	849	64,422
Anadolu Anonim Turk Sigorta Sirketi*	6,446	16,193
Arch Capital Group Ltd.*	914	90,084
Arthur J Gallagher & Co.	274	77,049
AXA SA	1,849	69,320
Everest Group Ltd.	134	47,652
Manulife Financial Corp.	2,100	61,340
Marsh & McLennan Cos., Inc.	254	55,433
MetLife, Inc.	631	49,483
Momentum Group Ltd.	13,619	22,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	148	75,828
Sun Life Financial, Inc.	1,100	60,991
Swiss Re AG	407	52,194
Tokio Marine Holdings, Inc.	1,600	56,894
Zurich Insurance Group AG	130	77,087

		1,046,146

Total Financials		4,751,007

Health Care (4.6%)
Biotechnology (1.0%)
3SBio, Inc. (m)*	25,400	19,063
AbbVie, Inc.	1,967	401,012
Amgen, Inc.	678	217,069
Ever Supreme Bio Technology Co. Ltd.	3,000	17,066
Gilead Sciences, Inc.	710	63,062

		717,272

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	568	64,394
Becton Dickinson & Co.	175	40,878
Boston Scientific Corp.*	1,010	84,860
Edwards Lifesciences Corp.*	578	38,732
Intuitive Surgical, Inc.*	171	86,157
Medtronic plc	1,648	147,084
Smith & Nephew plc	3,407	42,225
Solventum Corp.*	84	6,097
Stryker Corp.	196	69,831

		580,258

Health Care Providers & Services (0.6%)
Centene Corp.*	526	32,749
Cigna Group (The)	217	68,314
CVS Health Corp.	1,730	97,676
Elevance Health, Inc.	129	52,343
KPJ Healthcare Bhd.	33,100	15,656
MLP Saglik Hizmetleri A/S, Class B (m)*	1,372	13,906
UnitedHealth Group, Inc. (s)	255	143,947

		424,591

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	318	41,439
Danaher Corp.	254	62,398
Thermo Fisher Scientific, Inc.	151	82,494

		186,331

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	893	49,802
Eli Lilly and Co. (s)	282	233,987
Johnson & Johnson	2,529	404,286
Merck & Co., Inc.	912	93,316
Novartis AG (Registered)	1,493	161,995
Pfizer, Inc.	6,439	182,224
Roche Holding AG	580	180,133
Sanofi SA	997	105,193
Zoetis, Inc.	331	59,176

		1,470,112

Total Health Care		3,378,564

Industrials (3.5%)
Aerospace & Defense (0.6%)
BAE Systems plc	3,010	48,538
Embraer SA*	1,350	11,333
General Dynamics Corp.	201	58,614
General Electric Co. (s)	728	125,056
Lockheed Martin Corp.	169	92,282
Northrop Grumman Corp.	117	59,555
RTX Corp.	580	70,174

		465,552

Air Freight & Logistics (0.2%)
Deutsche Post AG	1,213	48,727
United Parcel Service, Inc., Class B	940	126,016

		174,743

Building Products (0.3%)
Cie de Saint-Gobain SA	638	57,899
Johnson Controls International plc	680	51,374
Trane Technologies plc	269	99,573

		208,846

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.2%)
Cintas Corp.	460	$94,673
Veralto Corp.	86	8,788

		103,461

Construction & Engineering (0.2%)
Acter Group Corp. Ltd.	2,500	27,032
CTCI Corp.	6,978	9,466
Greentown Management Holdings Co. Ltd. (m)	26,864	12,067
IJM Corp. Bhd.	18,800	12,758
Vinci SA	547	61,137

		122,460

Electrical Equipment (0.3%)
Chicony Power Technology Co. Ltd.	2,997	11,575
Eaton Corp. plc	269	89,195
Emerson Electric Co.	559	60,523
GE Vernova, Inc.*	182	54,902

		216,195

Ground Transportation (0.2%)
Norfolk Southern Corp.	455	113,946
Union Pacific Corp.	270	62,659

		176,605

Industrial Conglomerates (0.4%)
3M Co.	835	107,272
Honeywell International, Inc.	217	44,633
Siemens AG (Registered)	632	122,682

		274,587

Machinery (0.7%)
Caterpillar, Inc.	209	78,626
Cummins, Inc.	375	123,367
Deere & Co.	114	46,135
Dover Corp.	435	82,359
Marcopolo SA (Preference) (q)	12,300	18,107
Parker-Hannifin Corp.	164	103,987
Randon SA Implementos e Participacoes (Preference) (q)*	4,732	8,791
Volvo AB, Class B	2,500	64,896

		526,268

Professional Services (0.2%)
Automatic Data Processing, Inc.	210	60,740
Paychex, Inc.	408	56,847

		117,587

Trading Companies & Distributors (0.2%)
Fastenal Co.	722	56,446
ITOCHU Corp.	1,300	64,125
Mitsui & Co. Ltd.	2,500	50,658

		171,229

Transportation Infrastructure (0.0%)†
Santos Brasil Participacoes SA	9,530	20,738
TAV Havalimanlari Holding A/S*	1,077	7,239

		27,977

Total Industrials		2,585,510

Information Technology (9.0%)
Communications Equipment (0.4%)
Arcadyan Technology Corp.	3,994	19,286
Cisco Systems, Inc.	4,500	246,465

		265,751

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,376	92,219
Chin-Poon Industrial Co. Ltd.	13,120	15,321
Keysight Technologies, Inc.*	227	33,825
Primax Electronics Ltd.	5,989	14,889
Taiwan Surface Mounting Technology Corp.	4,181	13,577
TE Connectivity plc	397	58,526
Tripod Technology Corp.	2,500	14,617
TXC Corp.	5,540	20,110

		263,084

IT Services (0.5%)
Accenture plc, Class A (s)	376	129,652
International Business Machines Corp.	1,094	226,152

		355,804

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	723	104,163
Analog Devices, Inc.	265	59,124
Applied Materials, Inc. (s)	581	105,498
Broadcom, Inc. (s)	1,341	227,662
Elan Microelectronics Corp.	4,515	20,119
Everlight Electronics Co. Ltd.	8,285	21,495
Fitipower Integrated Technology, Inc.	2,496	18,886
Foxsemicon Integrated Technology, Inc.	2,000	20,646
Global Mixed Mode Technology, Inc.	2,010	14,020
ITE Technology, Inc.	2,994	12,402
KLA Corp.	120	79,948
NVIDIA Corp. (s)	11,360	1,508,154
Pixart Imaging, Inc.	3,493	25,770
QUALCOMM, Inc.	435	70,805
Radiant Opto-Electronics Corp.	2,994	19,389
Raydium Semiconductor Corp.	1,000	10,491
Sigurd Microelectronics Corp.	6,510	14,581
Sitronix Technology Corp.	1,997	13,628
Texas Instruments, Inc.	1,039	211,083

		2,557,864

Software (2.7%)
Adobe, Inc.*	187	89,401
Intuit, Inc.	143	87,273
Microsoft Corp. (s)	3,416	1,388,091
Oracle Corp. (s)	930	156,091
Roper Technologies, Inc.	94	50,547
Salesforce, Inc.	433	126,163
ServiceNow, Inc.*	114	106,361

		2,003,927

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc. (s)	4,482	1,012,528
Canon, Inc. (x)	1,700	55,161
Chicony Electronics Co. Ltd.	4,010	20,016
Getac Holdings Corp.	2,994	10,178

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
HP, Inc.	1,261	$44,791

		1,142,674

Total Information Technology		6,589,104

Materials (1.1%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	235	72,974
Dow, Inc.	1,071	52,886
Linde plc	173	78,914
LyondellBasell Industries NV, Class A	1,142	99,183
Nan Pao Resins Chemical Co. Ltd.	2,000	17,436
Sherwin-Williams Co. (The)	210	75,342

		396,735

Construction Materials (0.1%)
GCC SAB de CV	884	7,250
Holcim AG	887	87,488

		94,738

Metals & Mining (0.5%)
BHP Group Ltd.	4,855	134,905
EVERGREEN Steel Corp.	3,493	10,985
Freeport-McMoRan, Inc.	1,109	49,927
Glencore plc	11,854	61,771
Rio Tinto plc	1,103	71,359

		328,947

Total Materials		820,420

Real Estate (3.6%)
Diversified REITs (0.1%)
American Assets Trust, Inc. (REIT)	183	4,932
Empire State Realty Trust, Inc. (REIT), Class A	4,332	45,919

		50,851

Health Care REITs (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	532	59,345
American Healthcare REIT, Inc. (REIT)	2,029	53,971
CareTrust REIT, Inc. (REIT)	1,963	64,131
Healthpeak Properties, Inc. (REIT)	3,135	70,381
National Health Investors, Inc. (REIT)	619	47,446
Omega Healthcare Investors, Inc. (REIT)	1,428	60,647
Welltower, Inc. (REIT)	91	12,274

		368,195

Hotel & Resort REITs (0.2%)
Invincible Investment Corp. (REIT)	94	38,344
Park Hotels & Resorts, Inc. (REIT)	952	13,223
Summit Hotel Properties, Inc. (REIT)	7,234	44,272
Xenia Hotels & Resorts, Inc. (REIT)	1,982	28,085

		123,924

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	2,037	52,310
Goodman Group (REIT)	3,890	92,642
Industrial & Infrastructure Fund Investment Corp. (REIT)	60	45,288
Innovative Industrial Properties, Inc. (REIT)	407	52,581
Plymouth Industrial REIT, Inc. (REIT)	1,941	39,441
Prologis, Inc. (REIT)	1,228	138,690

		420,952

Office REITs (0.1%)
Global One Real Estate Investment Corp. (REIT)	61	39,283
Orix JREIT, Inc. (REIT)	32	33,035

		72,318

Real Estate Management & Development (0.5%)
Azrieli Group Ltd.	658	50,383
Catena AB	845	38,641
CK Asset Holdings Ltd.	15,000	61,439
Daiwa House Industry Co. Ltd.	1,800	53,530
Grainger plc	1,401	4,102
Hulic Co. Ltd. (x)	3,200	29,598
Mobimo Holding AG (Registered)	30	9,282
Poly Property Services Co. Ltd., Class H (m)(x)	5,400	22,348
PSP Swiss Property AG (Registered)	371	52,692
Sansiri PCL	200,900	10,870
Sirius Real Estate Ltd. (REIT)	35,002	40,272

		373,157

Residential REITs (0.5%)
American Homes 4 Rent (REIT), Class A	1,630	57,441
AvalonBay Communities, Inc. (REIT)	327	72,467
Boardwalk REIT (REIT)	750	38,945
Camden Property Trust (REIT)	510	59,053
Centerspace (REIT)	595	41,448
Equity Residential (REIT)	785	55,240
UMH Properties, Inc. (REIT)	2,356	43,939

		368,533

Retail REITs (0.4%)
CBL & Associates Properties, Inc. (REIT) (x)	1,781	47,107
Getty Realty Corp. (REIT)	735	23,072
Mercialys SA (REIT)	3,331	39,218
NNN REIT, Inc. (REIT)	1,282	55,690
Saul Centers, Inc. (REIT)	123	4,814
Tanger, Inc. (REIT)	1,659	55,129
Urban Edge Properties (REIT)	223	4,960
Whitestone REIT (REIT)	3,562	49,084

		279,074

Specialized REITs (0.7%)
American Tower Corp. (REIT)	194	41,427
Big Yellow Group plc (REIT)	276	4,288
Equinix, Inc. (REIT)	188	170,719
Iron Mountain, Inc. (REIT)	845	104,552
National Storage REIT (REIT)	27,711	45,524
Public Storage (REIT)	282	92,795
Safestore Holdings plc (REIT)	3,550	36,995
Shurgard Self Storage Ltd. (REIT)	1,064	45,272

		541,572

Total Real Estate		2,598,576

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares		Value (Note 1)
Utilities (1.3%)
Electric Utilities (0.6%)
Alliant Energy Corp.		914	$54,840
American Electric Power Co., Inc.		572	56,485
Duke Energy Corp.		638	73,542
Evergy, Inc.		611	36,929
Exelon Corp.		787	30,929
Fortis, Inc.		1,300	56,235
NextEra Energy, Inc.		1,970	156,123

			465,083

Gas Utilities (0.0%)†
Perusahaan Gas Negara Tbk. PT		232,500	23,134

Multi-Utilities (0.7%)
CMS Energy Corp.		735	51,163
Consolidated Edison, Inc.		533	54,195
DTE Energy Co.		754	93,662
National Grid plc		4,431	55,690
NiSource, Inc.		1,808	63,569
Public Service Enterprise Group, Inc.		599	53,557
Sempra		713	59,443
WEC Energy Group, Inc.		562	53,688

			484,967

Total Utilities			973,184

Total Common Stocks (43.6%) (Cost $29,064,708)			32,021,636

EXCHANGE TRADED FUNDS (ETF):
Equity (1.0%)
iShares MSCI India Small-Cap ETF (x)*		6,249	518,105
iShares MSCI South Korea ETF		3,784	226,699

Total Exchange Traded Funds (1.0%) (Cost $760,595)			744,804

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.9%)
Arab Republic of Egypt 28.96%, 3/11/25 (p)	EGP	38,200,000	706,912

	Number of Shares		Value (Note 1)
Investment Companies (2.9%)
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.72% (7 day yield) (xx)		200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)		1,904,285	1,904,285

Total Investment Companies			2,104,285

Total Short-Term Investments (3.8%) (Cost $2,829,146)			2,811,197

Total Investments in Securities (99.6%) (Cost $69,701,184)			73,253,409
Other Assets Less Liabilities (0.4%)			262,873

Net Assets (100%)			$73,516,282

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At October 31, 2024, the market value of these securities amounted to $19,037,893 or 25.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,276,825 or 1.7% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $4,242,719.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $2,185,348. This was collateralized by $139,968 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 11/7/24 – 2/15/54 and by cash of $2,104,285 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of October 31, 2024.

Glossary:

ADR	— American Depositary Receipt
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
EGP	— Egyptian Pound
ICE	— Intercontinental Exchange
ICE IBA	— ICE Benchmark Administration Limited
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Country Diversification As a Percentage of Total Net Assets
Argentina	0.6%
Australia	1.2
Belgium	0.1
Brazil	1.3
Canada	1.3
Cayman Islands	1.5
China	0.2
Colombia	0.5
Costa Rica	0.6
Denmark	0.0	#
Ecuador	0.4
Egypt	1.0
Finland	0.3
France	2.0
Germany	1.5
Guatemala	0.6
Hong Kong	0.2
Indonesia	0.0	#
Ireland	0.6
Israel	0.1
Italy	0.7
Japan	1.7
Malaysia	0.1
Mexico	0.3
Netherlands	0.5
Nigeria	0.3
Poland	0.1
Saudi Arabia	0.4
Singapore	0.2
South Africa	0.5
Spain	1.3
Sweden	0.1
Switzerland	1.4
Taiwan	0.7
Thailand	0.0	#
Turkey	0.1
United Kingdom	3.1
United States	73.6
Uruguay	0.5
Cash and Other	0.4

	100.0%

#	Percent shown is less than 0.05%.

Written Call Options Contracts as of October 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price		Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	27	USD (2,700)	USD	5,865.00	11/15/2024	(91,260)

Total Written Options Contracts (Premiums Received ($264,545))							(91,260)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$942,783	$—	$942,783
Common Stocks
Communication Services	2,510,202	298,602	—	2,808,804
Consumer Discretionary	2,292,577	656,255	—	2,948,832
Consumer Staples	2,113,447	754,721	—	2,868,168
Energy	1,539,418	160,049	—	1,699,467
Financials	3,891,085	859,922	—	4,751,007
Health Care	2,823,327	555,237	—	3,378,564
Industrials	1,986,711	598,799	—	2,585,510
Information Technology	6,214,522	374,582	—	6,589,104
Materials	436,476	383,944	—	820,420
Real Estate	1,805,530	793,046	—	2,598,576
Utilities	894,360	78,824	—	973,184
Convertible Bonds
Industrials	—	72,420	—	72,420
Corporate Bonds
Communication Services	—	2,042,834	—	2,042,834
Consumer Discretionary	—	3,824,347	—	3,824,347
Consumer Staples	—	559,484	—	559,484
Energy	—	2,070,146	—	2,070,146
Financials	—	13,115,141	—	13,115,141
Health Care	—	498,528	—	498,528
Industrials	—	3,063,973	—	3,063,973
Information Technology	—	1,417,509	—	1,417,509
Materials	—	1,583,294	—	1,583,294
Real Estate	—	867,776	—	867,776
Utilities	—	2,562,794	—	2,562,794
Exchange Traded Funds	744,804	—	—	744,804
Foreign Government Securities	—	2,593,489	—	2,593,489
Short-Term Investments
Foreign Government Treasury Bill	—	706,912	—	706,912
Investment Companies	2,104,285	—	—	2,104,285
U.S. Treasury Obligations	—	2,461,254	—	2,461,254

Total Assets	$29,356,744	$43,896,665	$—	$73,253,409

Liabilities:
Options Written
Call Options Written	$(91,260)	$—	$—	$(91,260)

Total Liabilities	$(91,260)	$—	$—	$(91,260)

Total	$29,265,484	$43,896,665	$—	$73,162,149

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(91,260)

Total		$(91,260)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(967)	$(967)
Equity contracts	(22)	(1,630,541)	—	(1,630,563)

Total	$(22)	$(1,630,541)	$(967)	$(1,631,530)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Total
Equity contracts	$52,899	$52,899

Total	$52,899	$52,899

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Fund held forward foreign currency contracts for hedging and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$1,658,000
Options
Average value of option contracts purchased	$19,000
Average value of option contracts written	193,000

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$90,306,365
Long-term U.S. government debt securities	7,711,090

$98,017,455

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,768,862
Long-term U.S. government debt securities	7,123,557

$82,892,419

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,791,783
Aggregate gross unrealized depreciation	(1,663,884)

Net unrealized appreciation	$3,127,899

Federal income tax cost of investments in securities and derivative instruments, if applicable	$70,034,250

For the year ended October 31, 2024, the Fund incurred approximately $808 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $69,701,184)	$73,253,409
Cash	2,357,852
Foreign cash (Cost $324,490)	322,277
Dividends, interest and other receivables	620,201
Receivable for securities sold	557,289
Receivable for Fund shares sold	190,731
Prepaid registration and filing fees	11,038
Securities lending income receivable	2,434
Other assets	5,594

Total assets	77,320,825

LIABILITIES
Payable for return of collateral on securities loaned	2,104,285
Payable for securities purchased	1,336,563
Dividends and distributions payable	150,139
Options written, at value (Premiums received $264,545)	91,260
Payable for Fund shares repurchased	11,128
Administrative fees payable	9,371
Transfer agent fees payable	8,879
Investment advisory fees payable	2,256
Distribution fees payable - Class A	1,102
Trustees’ fees payable	172
Distribution fees payable - Class R	95
Accrued expenses	89,293

Total liabilities	3,804,543

Commitments and contingent liabilities^
NET ASSETS	$73,516,282

Net assets were comprised of:
Paid in capital	$69,462,870
Total distributable earnings (loss)	4,053,412

Net assets	$73,516,282

Class A
Net asset value and redemption price per share, $5,219,190 / 480,496 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.86
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price per share	$11.37

Class I
Net asset value, offering and redemption price per share, $68,076,684 / 6,261,448 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.87

Class R
Net asset value, offering and redemption price per share, $220,408 / 20,309 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

(x)	Includes value of securities on loan of $2,185,348.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Interest	$2,610,099
Dividends (net of $25,133 foreign withholding tax)	608,772
Securities lending (net)	25,172

Total income	3,244,043

EXPENSES
Investment advisory fees	415,142
Administrative fees	95,811
Professional fees	87,080
Transfer agent fees	65,600
Licensing fees	54,993
Custodian fees	43,400
Registration and filing fees	35,648
Printing and mailing expenses	30,409
Distribution fees - Class A	12,710
Trustees’ fees	2,044
Distribution fees - Class R	984
Miscellaneous	40,221

Gross expenses	884,042
Less: Waiver from investment adviser	(359,264)

Net expenses	524,778

NET INVESTMENT INCOME (LOSS)	2,719,265

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,337,667
Forward foreign currency contracts	(967)
Foreign currency transactions	(21,282)
Options written	(1,630,541)

Net realized gain (loss)	1,684,877

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,744,790
Foreign currency translations	(718)
Options written	52,899

Net change in unrealized appreciation (depreciation)	4,796,971

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,481,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,201,113

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,719,265	$2,542,269
Net realized gain (loss)	1,684,877	(728,228)
Net change in unrealized appreciation (depreciation)	4,796,971	1,058,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,201,113	2,872,980

Distributions to shareholders:
Class A	(267,367)	(312,109)
Class I	(3,098,457)	(3,146,117)
Class R	(9,496)	(10,601)

Total distributions to shareholders	(3,375,320)	(3,468,827)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 149,459 and 131,157 shares, respectively ]	1,567,603	1,338,627
Capital shares issued in reinvestment of dividends [ 24,746 and 29,795 shares, respectively ]	259,660	304,713
Capital shares repurchased [ (172,778) and (131,295) shares, respectively ]	(1,815,861)	(1,318,618)

Total Class A transactions	11,402	324,722

Class I
Capital shares sold [ 1,735,979 and 350,088 shares, respectively ]	18,401,348	3,576,903
Capital shares issued in reinvestment of dividends [ 62,355 and 30,352 shares, respectively ]	663,366	310,310
Capital shares repurchased [ (358,005) and (217,232) shares, respectively ]	(3,817,026)	(2,211,946)

Total Class I transactions	15,247,688	1,675,267

Class R
Capital shares sold [ 2,847 and 194 shares, respectively ]	30,001	1,982
Capital shares issued in reinvestment of dividends [ 407 and 428 shares, respectively ]	4,284	4,367
Capital shares repurchased [ (46) and (402) shares, respectively ]	(496)	(4,111)

Total Class R transactions	33,789	2,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,292,879	2,002,227

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,118,672	1,406,380
NET ASSETS:
Beginning of year	52,397,610	50,991,230

End of year	$73,516,282	$52,397,610

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024	2023	2022		2021		2020
Net asset value, beginning of year	$9.85	$9.94	$12.54		$11.47		$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.43	0.46	0.16		0.07		0.12
Net realized and unrealized gain (loss)	1.13	0.10	(1.46)		1.91		0.70

Total from investment operations	1.56	0.56	(1.30)		1.98		0.82

Less distributions:
Dividends from net investment income	(0.41)	(0.45)	(0.24)		(0.12)		(0.18)
Distributions from net realized gains	(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.55)	(0.65)	(1.30)		(0.91)		(0.58)

Net asset value, end of year	$10.86	$9.85	$9.94		$12.54		$11.47

Total return	16.13%	5.53%	(11.35)%		18.12%		7.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,219	$4,717	$4,469		$5,104		$3,520
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.14	%(j)	1.16	%(k)	1.16	%(k)
Before waivers (f)	1.60%	1.58%	1.68%		1.48%		1.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.04%	4.55%	1.52	%(x)	0.59	%(x)	1.05	%(x)
Before waivers (f)	3.49%	4.01%	0.98	%(x)	0.28	%(x)	0.60	%(x)
Portfolio turnover rate^	136%	202%	255	%*	106%		131%

	Year Ended October 31,
Class I	2024	2023	2022		2021		2020
Net asset value, beginning of year	$9.86	$9.95	$12.57		$11.49		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.45	0.49	0.18		0.10		0.15
Net realized and unrealized gain (loss)	1.14	0.09	(1.45)		1.92		0.70

Total from investment operations	1.59	0.58	(1.27)		2.02		0.85

Less distributions:
Dividends from net investment income	(0.44)	(0.47)	(0.29)		(0.15)		(0.21)
Distributions from net realized gains	(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.58)	(0.67)	(1.35)		(0.94)		(0.61)

Net asset value, end of year	$10.87	$9.86	$9.95		$12.57		$11.49

Total return	16.40%	5.77%	(11.10)%		18.47%		7.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$68,077	$47,512	$46,354		$70,007		$62,303
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.89	%(j)	0.91	%(k)	0.91	%(k)
Before waivers (f)	1.36%	1.33%	1.40%		1.23%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.28%	4.80%	1.66	%(x)	0.85	%(x)	1.35	%(x)
Before waivers (f)	3.71%	4.27%	1.15	%(x)	0.53	%(x)	0.89	%(x)
Portfolio turnover rate^	136%	202%	255	%*	106%		131%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024	2023	2022		2021		2020
Net asset value, beginning of year	$9.84	$9.94	$12.51		$11.44		$11.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.40	0.44	0.13		0.04		0.09
Net realized and unrealized gain (loss)	1.14	0.08	(1.45)		1.92		0.70

Total from investment operations	1.54	0.52	(1.32)		1.96		0.79

Less distributions:
Dividends from net investment income	(0.39)	(0.42)	(0.19)		(0.10)		(0.16)
Distributions from net realized gains	(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.53)	(0.62)	(1.25)		(0.89)		(0.56)

Net asset value, end of year	$10.85	$9.84	$9.94		$12.51		$11.44

Total return	15.86%	5.18%	(11.52)%		17.87%		7.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$220	$168	$168		$199		$179
Ratio of expenses to average net assets:
After waivers (f)	1.30%	1.30%	1.39	%(j)	1.41	%(k)	1.41	%(k)
Before waivers (f)	1.86%	1.83%	1.93%		1.73%		1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.78%	4.30%	1.26	%(x)	0.35	%(x)	0.84	%(x)
Before waivers (f)	3.22%	3.77%	0.72	%(x)	0.03	%(x)	0.39	%(x)
Portfolio turnover rate^	136%	202%	255	%*	106%		131%
*	The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (23.6%)
iMGP DBi Managed Futures Strategy ETF (x)	65,520	$1,764,454
NYLI Merger Arbitrage ETF	64,240	2,108,999

Total Alternatives		3,873,453

Commodity (15.5%)
Invesco DB Agriculture Fund	24,570	626,535
Invesco DB Energy Fund	32,960	631,431
Invesco DB Precious Metals Fund	19,240	1,280,922

Total Commodity		2,538,888

Equity (32.4%)
iShares Core U.S. REIT ETF	22,460	1,343,108
JPMorgan Equity Premium Income ETF (x)	29,320	1,720,791
JPMorgan Nasdaq Equity Premium Income ETF	17,210	939,322
Vanguard Global ex-U.S. Real Estate ETF	29,760	1,299,321

Total Equity		5,302,542

Fixed Income (27.5%)
iShares Convertible Bond ETF	29,250	2,455,830
Vanguard Short-Term Inflation-Protected Securities ETF	41,950	2,046,321

Total Fixed Income		4,502,151

Total Exchange Traded Funds (99.0%) (Cost $15,243,508)		16,217,034

SHORT-TERM INVESTMENTS:
Investment Companies (11.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	1,835,495	1,835,495

Total Short-Term Investments (11.2%) (Cost $1,835,495)		1,835,495

Total Investments in Securities (110.2%) (Cost $17,079,003)		18,052,529
Other Assets Less Liabilities (-10.2%)		(1,664,147)

Net Assets (100%)		$16,388,382

(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $1,784,511. This was collateralized by cash of $1,835,495 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,217,034	$—	$—	$16,217,034
Short-Term Investments
Investment Companies	1,835,495	—	—	1,835,495

Total Assets	$18,052,529	$—	$—	$18,052,529

Total Liabilities	$—	$—	$—	$—

Total	$18,052,529	$—	$—	$18,052,529

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,100,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,047,026

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,074,171
Aggregate gross unrealized depreciation	(437,029)

Net unrealized appreciation	$637,142

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,415,387

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $17,079,003)	$18,052,529
Cash	163,218
Receivable for Fund shares sold	36,884
Prepaid registration and filing fees	14,743
Securities lending income receivable	604
Dividends, interest and other receivables	459
Receivable from investment adviser	18
Other assets	130

Total assets	18,268,585

LIABILITIES
Payable for return of collateral on securities loaned	1,835,495
Transfer agent fees payable	3,374
Distribution fees payable - Class R	68
Distribution fees payable - Class A	67
Trustees’ fees payable	26
Accrued expenses	41,173

Total liabilities	1,880,203

Commitments and contingent liabilities^
NET ASSETS	$16,388,382

Net assets were comprised of:
Paid in capital	$17,136,771
Total distributable earnings (loss)	(748,389)

Net assets	$16,388,382

Class A
Net asset value and redemption price per share, $314,364 / 32,985 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price per share	$10.08

Class I
Net asset value, offering and redemption price per share, $15,915,623 / 1,666,452 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

Class R
Net asset value, offering and redemption price per share, $158,395 / 16,717 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.48

(x)	Includes value of securities on loan of $1,784,511.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$493,024
Interest	6,157
Securities lending (net)	14,134

Total income	513,315

EXPENSES
Investment advisory fees	74,498
Professional fees	45,257
Transfer agent fees	32,500
Registration and filing fees	32,401
Administrative fees	29,998
Printing and mailing expenses	15,505
Custodian fees	4,050
Distribution fees - Class A	819
Distribution fees - Class R	657
Trustees’ fees	483
Miscellaneous	9,424

Gross expenses	245,592
Less: Waiver from investment adviser	(104,496)
Reimbursement from investment adviser	(12,934)

Net expenses	128,162

NET INVESTMENT INCOME (LOSS)	385,153

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(304,110)
Net change in unrealized appreciation (depreciation) on investments in securities	1,843,854

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,539,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,924,897

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$385,153	$160,497
Net realized gain (loss)	(304,110)	(950,553)
Net change in unrealized appreciation (depreciation)	1,843,854	995,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,924,897	205,610

Distributions to shareholders:
Class A	(10,432)	(11,013)
Class I	(455,086)	(335,910)
Class R	(3,389)	(2,987)

Total distributions to shareholders	(468,907)	(349,910)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,160 and 8,423 shares, respectively ]	10,596	72,435
Capital shares issued in reinvestment of dividends [ 884 and 1,008 shares, respectively ]	7,704	8,798
Capital shares repurchased [ (7,754) and (21,036) shares, respectively ]	(70,366)	(185,838)

Total Class A transactions	(52,066)	(104,605)

Class I
Capital shares sold [ 294,087 and 363,062 shares, respectively ]	2,670,112	3,174,290
Capital shares issued in reinvestment of dividends [ 19,063 and 10,989 shares, respectively ]	166,229	95,937
Capital shares repurchased [ (189,080) and (208,932) shares, respectively ]	(1,693,723)	(1,836,161)

Total Class I transactions	1,142,618	1,434,066

Class R
Capital shares sold [ 3,216 and 1,098 shares, respectively ]	29,875	9,495
Capital shares issued in reinvestment of dividends [ 101 and 116 shares, respectively ]	879	1,005
Capital shares repurchased [ (52) and (2,826) shares, respectively ]	(474)	(24,515)

Total Class R transactions	30,280	(14,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,120,832	1,315,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,576,822	1,171,146
NET ASSETS:
Beginning of year	13,811,560	12,640,414

End of year	$16,388,382	$13,811,560

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024	2023	2022	2021		2020
Net asset value, beginning of year	$8.65	$8.74	$11.27	$9.92		$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22	0.09	0.15	0.26		0.10
Net realized and unrealized gain (loss)	0.93	0.04	(1.65)	1.15		(0.30)

Total from investment operations	1.15	0.13	(1.50)	1.41		(0.20)

Less distributions:
Dividends from net investment income	(0.27)	(0.22)	(0.16)	(0.06)		(0.20)
Distributions from net realized gains	—	—	(0.87)	—		—

Total dividends and distributions	(0.27)	(0.22)	(1.03)	(0.06)		(0.20)

Net asset value, end of year	$9.53	$8.65	$8.74	$11.27		$9.92

Total return	13.62%	1.48%	(14.28)%	14.24%		(2.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$314	$335	$440	$670		$556
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.10%	1.13	%(j)	1.06	**(k)
Before waivers and reimbursements (f)	1.88%	2.01%	1.86%	1.78%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.42%	1.07%	1.55%	2.34	%(x)	1.03	%(x)
Before waivers and reimbursements (f)	1.64%	0.16%	0.79%	1.69	%(x)	0.12	%(x)
Portfolio turnover rate^	34%	66%	26%	66%		15%

	Year Ended October 31,
Class I	2024	2023	2022	2021		2020
Net asset value, beginning of year	$8.66	$8.76	$11.29	$9.94		$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24	0.11	0.17	0.27		0.13
Net realized and unrealized gain (loss)	0.94	0.03	(1.64)	1.16		(0.31)

Total from investment operations	1.18	0.14	(1.47)	1.43		(0.18)

Less distributions:
Dividends from net investment income	(0.29)	(0.24)	(0.19)	(0.08)		(0.22)
Distributions from net realized gains	—	—	(0.87)	—		—

Total dividends and distributions	(0.29)	(0.24)	(1.06)	(0.08)		(0.22)

Net asset value, end of year	$9.55	$8.66	$8.76	$11.29		$9.94

Total return	14.00%	1.63%	(14.04)%	14.48%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,916	$13,361	$12,070	$16,054		$13,776
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.85%	0.88	%(j)	0.81	**(k)
Before waivers and reimbursements (f)	1.64%	1.78%	1.61%	1.53%		1.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.59%	1.22%	1.75%	2.45	%(x)	1.36	%(x)
Before waivers and reimbursements (f)	1.80%	0.29%	0.99%	1.80	%(x)	0.46	%(x)
Portfolio turnover rate^	34%	66%	26%	66%		15%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024	2023	2022	2021		2020
Net asset value, beginning of year	$8.60	$8.70	$11.21	$9.87		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19	0.07	0.12	0.21		0.06
Net realized and unrealized gain (loss)	0.94	0.03	(1.62)	1.16		(0.29)

Total from investment operations	1.13	0.10	(1.50)	1.37		(0.23)

Less distributions:
Dividends from net investment income	(0.25)	(0.20)	(0.14)	(0.03)		(0.17)
Distributions from net realized gains	—	—	(0.87)	—		—

Total dividends and distributions	(0.25)	(0.20)	(1.01)	(0.03)		(0.17)

Net asset value, end of year	$9.48	$8.60	$8.70	$11.21		$9.87

Total return	13.42%	1.10%	(14.39)%	13.95%		(2.27)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$158	$116	$131	$187		$136
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.35%	1.35%	1.35%	1.38	%(j)	1.31	**(k)
Before waivers and reimbursements (f)	2.14%	2.27%	2.11%	2.03%		2.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.05%	0.77%	1.25%	1.96	%(x)	0.65	%(x)
Before waivers and reimbursements (f)	1.26%	(0.15)%	0.48%	1.31	%(x)	(0.26	)%(x)
Portfolio turnover rate^	34%	66%	26%	66%		15%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for Class A, 1.41% for Class I and 1.91% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (42.4%)
Invesco S&P 500 Low Volatility ETF	4,700	$333,606
Invesco S&P Emerging Markets Low Volatility ETF	600	14,958
Invesco S&P International Developed Low Volatility ETF	6,110	176,586
Invesco S&P MidCap Low Volatility ETF	3,200	195,619
Invesco S&P SmallCap Low Volatility ETF	1,270	59,665
iShares Core MSCI EAFE ETF	4,700	346,766
iShares Core MSCI Emerging Markets ETF	440	24,473
iShares Core S&P Total U.S. Stock Market ETF	7,710	961,822
iShares MSCI EAFE Min Vol Factor ETF	2,410	177,979
iShares MSCI Emerging Markets Min Vol Factor ETF	230	13,885
iShares MSCI USA Min Vol Factor ETF	3,680	331,163
SPDR SSGA US Small Cap Low Volatility Index ETF	490	61,370

Total Equity		2,697,892

Fixed Income (57.5%)
iShares Broad USD High Yield Corporate Bond ETF	6,970	258,796
iShares Core U.S. Aggregate Bond ETF	20,670	2,034,341
iShares TIPS Bond ETF	5,100	552,381
Vanguard Short-Term Bond ETF	6,450	500,778
Vanguard Total International Bond ETF (x)	6,120	304,899

Total Fixed Income		3,651,195

Total Exchange Traded Funds (99.9%) (Cost $6,158,922)		6,349,087

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	76,200	76,200

Total Short-Term Investments (1.2%) (Cost $76,200)		76,200

Total Investments in Securities (101.1%) (Cost $6,235,122)		6,425,287
Other Assets Less Liabilities (-1.1%)		(70,305)

Net Assets (100%)		$6,354,982

(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $74,730. This was collateralized by cash of $76,200 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,349,087	$—	$—	$6,349,087
Short-Term Investments
Investment Companies	76,200	—	—	76,200

Total Assets	$6,425,287	$—	$—	$6,425,287

Total Liabilities	$—	$—	$—	$—

Total	$6,425,287	$—	$—	$6,425,287

The Fund held no derivatives contracts during the year ended October 31, 2024.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$469,459
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,701,391

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$593,035
Aggregate gross unrealized depreciation	(470,775)

Net unrealized appreciation	$122,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,303,027

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $6,235,122)	$6,425,287
Cash	40,966
Prepaid registration and filing fees	4,745
Receivable from investment adviser	4,550
Dividends, interest and other receivables	125
Securities lending income receivable	61
Other assets	163

Total assets	6,475,897

LIABILITIES
Payable for return of collateral on securities loaned	76,200
Accrued professional fees	36,519
Payable for Fund shares repurchased	3,099
Transfer agent fees payable	1,911
Trustees’ fees payable	53
Accrued expenses	3,133

Total liabilities	120,915

Commitments and contingent liabilities^
NET ASSETS	$6,354,982

Net assets were comprised of:
Paid in capital	$5,925,816
Total distributable earnings (loss)	429,166

Net assets	$6,354,982

Class I
Net asset value, offering and redemption price per share, $6,354,982 / 585,626 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

(x)	Includes value of securities on loan of $74,730.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$203,795
Interest	2,065
Securities lending (net)	1,082

Total income	206,942

EXPENSES
Professional fees	42,835
Investment advisory fees	33,212
Administrative fees	29,997
Registration and filing fees	19,868
Printing and mailing expenses	13,027
Transfer agent fees	10,800
Custodian fees	3,600
Trustees’ fees	219
Miscellaneous	6,936

Gross expenses	160,494
Less: Waiver from investment adviser	(63,209)
Reimbursementfrom investment adviser	(60,268)

Net expenses	37,017

NET INVESTMENT INCOME (LOSS)	169,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	185,590
Net change in unrealized appreciation (depreciation) on investments in securities	732,170

NET REALIZED AND UNREALIZED GAIN (LOSS)	917,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,087,685

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$169,925	$171,731
Net realized gain (loss)	185,590	87,190
Net change in unrealized appreciation (depreciation)	732,170	10,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,087,685	268,921

Distributions to shareholders:
Class I	(261,255)	(774,969)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 68,814 and 39,358 shares, respectively ]	710,608	390,126
Capital shares issued in reinvestment of dividends [21,409 and 66,431 shares, respectively]	215,378	653,020
Capital shares repurchased [ (201,280) and (174,676) shares, respectively ]	(2,085,580)	(1,754,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,159,594)	(710,861)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(333,164)	(1,216,909)
NET ASSETS:
Beginning of year	6,688,146	7,905,055

End of year	$6,354,982	$6,688,146

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.60		$10.33		$12.61		$11.30		$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.22		0.25		0.17		0.22
Net realized and unrealized gain (loss)	1.36		0.07		(1.91)		1.60		(0.10)

Total from investment operations	1.63		0.29		(1.66)		1.77		0.12

Less distributions:
Dividends from net investment income	(0.25)		(0.27)		(0.15)		(0.20)		(0.24)
Distributions from net realized gains	(0.13)		(0.75)		(0.47)		(0.26)		(0.15)

Total dividends and distributions	(0.38)		(1.02)		(0.62)		(0.46)		(0.39)

Net asset value, end of year	$10.85		$9.60		$10.33		$12.61		$11.30

Total return	17.31%		2.52%		(13.85)%		15.99%		1.03%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,355		$6,688		$7,905		$12,810		$12,168
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.56	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.53	%**(j)
Before waivers and reimbursements (f)	2.42%		2.18%		1.86%		1.60%		1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.56%		2.21%		2.18%		1.38%		1.95%
Before waivers and reimbursements (f)(x)	0.70%		0.59%		0.87%		0.31%		0.56%
Portfolio turnover rate^	7%		5%		13%		17%		32%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.0%)
Invesco S&P 500 Low Volatility ETF	14,620	$1,037,728
Invesco S&P Emerging Markets Low Volatility ETF	5,070	126,395
Invesco S&P International Developed Low Volatility ETF	17,930	518,199
Invesco S&P MidCap Low Volatility ETF	9,050	553,235
Invesco S&P SmallCap Low Volatility ETF	5,850	274,833
iShares Core MSCI EAFE ETF	14,540	1,072,761
iShares Core MSCI Emerging Markets ETF	4,900	272,538
iShares Core S&P Total U.S. Stock Market ETF	25,540	3,186,115
iShares MSCI EAFE Min Vol Factor ETF	7,140	527,289
iShares MSCI Emerging Markets Min Vol Factor ETF	2,150	129,795
iShares MSCI USA Min Vol Factor ETF	11,360	1,022,286
SPDR SSGA US Small Cap Low Volatility Index ETF	2,170	271,783

Total Equity		8,992,957

Fixed Income (46.9%)
iShares Broad USD High Yield Corporate Bond ETF	15,650	581,085
iShares Core U.S. Aggregate Bond ETF	49,200	4,842,264
iShares TIPS Bond ETF	11,230	1,216,321
Vanguard Short-Term Bond ETF	9,480	736,027
Vanguard Total International Bond ETF	11,910	593,356

Total Fixed Income		7,969,053

Total Investments in Securities (99.9%) (Cost $15,766,612)		16,962,010
Other Assets Less Liabilities (0.1%)		15,676

Net Assets (100%)		$16,977,686

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,962,010	$—	$—	$16,962,010

Total Assets	$16,962,010	$—	$—	$16,962,010

Total Liabilities	$—	$—	$—	$—

Total	$16,962,010	$—	$—	$16,962,010

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,774,771
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,056,039

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,828,179
Aggregate gross unrealized depreciation	(842,084)

Net unrealized appreciation	$986,095

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,975,915

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $15,766,612)	$16,962,010
Cash	52,359
Prepaid registration and filing fees	5,219
Receivable from investment adviser	1,425
Dividends, interest and other receivables	365
Securities lending income receivable	123
Receivable for Fund shares sold	53
Other assets	158

Total assets	17,021,712

LIABILITIES
Transfer agent fees payable	1,286
Payable for Fund shares repurchased	907
Trustees’ fees payable	65
Accrued expenses	41,768

Total liabilities	44,026

Commitments and contingent liabilities^

NET ASSETS	$16,977,686

Net assets were comprised of:
Paid in capital	$15,227,147
Total distributable earnings (loss)	1,750,539

Net assets	$16,977,686

Class I
Net asset value, offering and redemption price per share, $16,977,686 / 1,445,113 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.75

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$482,229
Interest	3,170
Securities lending (net)	2,969

Total income	488,368

EXPENSES
Investment advisory fees	82,296
Professional fees	45,871
Administrative fees	29,992
Registration and filing fees	20,569
Printing and mailing expenses	16,538
Transfer agent fees	11,200
Custodian fees	4,800
Trustees’ fees	533
Miscellaneous	7,926

Gross expenses	219,725
Less: Waiver from investment adviser	(112,288)
Reimbursement from investment adviser	(16,753)

Net expenses	90,684

NET INVESTMENT INCOME (LOSS)	397,684

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	445,972
Net change in unrealized appreciation (depreciation) on investments in securities	2,023,444

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,469,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,867,100

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$397,684	$352,964
Net realized gain (loss)	445,972	285,691
Net change in unrealized appreciation (depreciation)	2,023,444	(78,351)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,867,100	560,304

Distributions to shareholders:
Class I	(673,799)	(1,124,758)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 439,009 and 235,235 shares, respectively ]	4,841,457	2,505,220
Capital shares issued in reinvestment of dividends [ 62,574 and 107,018 shares, respectively ]	673,299	1,124,758
Capital shares repurchased [ (503,345) and (449,840) shares, respectively ]	(5,597,497)	(4,795,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(82,741)	(1,165,648)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,110,560	(1,730,102)
NET ASSETS:
Beginning of year	14,867,126	16,597,228

End of year	$16,977,686	$14,867,126

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.28		$10.68		$13.13		$11.42		$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.22		0.23		0.17		0.21
Net realized and unrealized gain (loss)	1.67		0.11		(2.00)		1.96		(0.15)

Total from investment operations	1.94		0.33		(1.77)		2.13		0.06

Less distributions:
Dividends from net investment income	(0.25)		(0.25)		(0.17)		(0.20)		(0.23)
Distributions from net realized gains	(0.22)		(0.48)		(0.51)		(0.22)		(0.22)

Total dividends and distributions	(0.47)		(0.73)		(0.68)		(0.42)		(0.45)

Net asset value, end of year	$11.75		$10.28		$10.68		$13.13		$11.42

Total return	19.26%		2.94%		(14.20)%		19.05%		0.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,978		$14,867		$16,597		$23,581		$20,456
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (f)	1.33%		1.35%		1.26%		1.18%		1.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.42%		2.11%		2.00%		1.33%		1.88%
Before waivers and reimbursements (f)(x)	1.63%		1.31%		1.29%		0.68%		0.99%
Portfolio turnover rate^	23%		12%		7%		17%		34%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (63.0%)
Invesco S&P 500 Low Volatility ETF	13,060	$926,999
Invesco S&P Emerging Markets Low Volatility ETF	4,220	105,205
Invesco S&P International Developed Low Volatility ETF	17,160	495,944
Invesco S&P MidCap Low Volatility ETF	8,310	507,998
Invesco S&P SmallCap Low Volatility ETF	4,810	225,974
iShares Core MSCI EAFE ETF	12,960	956,189
iShares Core MSCI Emerging Markets ETF	4,100	228,042
iShares Core S&P Total U.S. Stock Market ETF	22,000	2,744,500
iShares MSCI EAFE Min Vol Factor ETF	6,760	499,226
iShares MSCI Emerging Markets Min Vol Factor ETF	1,890	114,099
iShares MSCI USA Min Vol Factor ETF	9,970	897,200
SPDR SSGA US Small Cap Low Volatility Index ETF	1,930	241,724

Total Equity		7,943,100

Fixed Income (36.5%)
iShares Broad USD High Yield Corporate Bond ETF	4,670	173,397
iShares Core U.S. Aggregate Bond ETF	34,140	3,360,059
iShares TIPS Bond ETF	6,290	681,270
Vanguard Short-Term Bond ETF	2,770	215,063
Vanguard Total International Bond ETF	3,430	170,882

Total Fixed Income		4,600,671

Total Exchange Traded Funds (99.5%) (Cost $11,725,950)		12,543,771

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	37,644	37,659

Total Short-Term Investments (0.3%) (Cost $37,659)		37,659

Total Investments in Securities (99.8%) (Cost $11,763,609)		12,581,430
Other Assets Less Liabilities (0.2%)		29,618

Net Assets (100%)		$12,611,048

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,543,771	$—	$—	$12,543,771
Short-Term Investments
Investment Companies	37,659	—	—	37,659

Total Assets	$12,581,430	$—	$—	$12,581,430

Total Liabilities	$—	$—	$—	$—

Total	$12,581,430	$—	$—	$12,581,430

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,764,144
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$940,729

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,157,256
Aggregate gross unrealized depreciation	(450,368)

Net unrealized appreciation	$706,888

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,874,542

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $11,763,609)	$12,581,430
Cash	74,999
Prepaid registration and filing fees	4,952
Receivable from investment adviser	2,514
Dividends, interest and other receivables	408
Securities lending income receivable	52
Other assets	130

Total assets	12,664,485

LIABILITIES
Payable for Fund shares repurchased	11,570
Transfer agent fees payable	1,468
Accrued expenses	40,399

Total liabilities	53,437

Commitments and contingent liabilities^
NET ASSETS	$12,611,048

Net assets were comprised of:
Paid in capital	$11,602,747
Total distributable earnings (loss)	1,008,301

Net assets	$12,611,048

Class I
Net asset value, offering and redemption price per share, $12,611,048 / 1,008,639 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$291,785
Interest	2,771
Securities lending (net)	1,796

Total income	296,352

EXPENSES
Investment advisory fees	55,072
Professional fees	44,005
Administrative fees	29,994
Registration and filing fees	20,010
Printing and mailing expenses	14,782
Transfer agent fees	10,900
Custodian fees	4,000
Trustees’ fees	350
Miscellaneous	7,468

Gross expenses	186,581
Less: Waiver from investment adviser	(85,066)
Reimbursement from investment adviser	(41,321)

Net expenses	60,194

NET INVESTMENT INCOME (LOSS)	236,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	82,578
Net change in unrealized appreciation (depreciation) on investments in securities	1,650,665

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,733,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,969,401

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$236,158	$184,571
Net realized gain (loss)	82,578	54,485
Net change in unrealized appreciation (depreciation)	1,650,665	23,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,969,401	262,331

Distributions to shareholders:
Class I	(271,641)	(714,090)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 287,043 and 142,572 shares, respectively ]	3,377,486	1,577,098
Capital shares issued in reinvestment of dividends [ 20,470 and 55,551 shares, respectively ]	232,125	603,279
Capital shares repurchased [ (144,694) and (117,723) shares, respectively ]	(1,673,755)	(1,279,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,935,856	901,182

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,633,616	449,423
NET ASSETS:
Beginning of year	8,977,432	8,528,009

End of year	$12,611,048	$8,977,432

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.61		$11.14		$13.31		$11.57		$11.89

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.22		0.24		0.16		0.22
Net realized and unrealized gain (loss)	1.97		0.16		(2.13)		2.30		(0.30)

Total from investment operations	2.22		0.38		(1.89)		2.46		(0.08)

Less distributions:
Dividends from net investment income	(0.23)		(0.25)		(0.14)		(0.20)		(0.21)
Distributions from net realized gains	(0.10)		(0.66)		(0.14)		(0.52)		(0.03)

Total dividends and distributions	(0.33)		(0.91)		(0.28)		(0.72)		(0.24)

Net asset value, end of year	$12.50		$10.61		$11.14		$13.31		$11.57

Total return	21.18%		3.20%		(14.52)%		21.98%		(0.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,611		$8,977		$8,528		$10,698		$5,682
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (f)	1.69%		1.91%		1.85%		2.14%		2.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.14%		1.99%		1.97%		1.24%		1.95%
Before waivers and reimbursements (f)(x)	1.00%		0.62%		0.66%		(0.36)%		(0.40)%
Portfolio turnover rate^	9%		9%		30%		8%		38%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.8%)
Invesco S&P 500 Low Volatility ETF	17,860	$1,267,703
Invesco S&P Emerging Markets Low Volatility ETF	6,790	169,275
Invesco S&P International Developed Low Volatility ETF	24,590	710,680
Invesco S&P MidCap Low Volatility ETF	12,270	750,076
Invesco S&P SmallCap Low Volatility ETF	6,870	322,753
iShares Core MSCI EAFE ETF	18,690	1,378,948
iShares Core MSCI Emerging Markets ETF	5,590	310,916
iShares Core S&P Total U.S. Stock Market ETF	31,580	3,939,605
iShares MSCI EAFE Min Vol Factor ETF	9,780	722,253
iShares MSCI Emerging Markets Min Vol Factor ETF	2,940	177,488
iShares MSCI USA Min Vol Factor ETF	14,150	1,273,358
SPDR SSGA US Small Cap Low Volatility Index ETF	2,800	350,687

Total Equity		11,373,742

Fixed Income (27.9%)
iShares Core U.S. Aggregate Bond ETF	38,260	3,765,550
iShares TIPS Bond ETF	6,020	652,026

Total Fixed Income		4,417,576

Total Exchange Traded Funds (99.7%) (Cost $13,613,838)		15,791,318

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	8,778	$8,781

Total Short-Term Investments (0.1%) (Cost $8,781)		8,781

Total Investments in Securities (99.8%) (Cost $13,622,619)		15,800,099
Other Assets Less Liabilities (0.2%)		43,979

Net Assets (100%)		$15,844,078

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,791,318	$—	$—	$15,791,318
Short-Term Investments
Investment Companies	$8,781	—	—	$8,781

Total Assets	$15,800,099	$—	$—	$15,800,099

Total Liabilities	$—	$—	$—	$—

Total	$15,800,099	$—	$—	$15,800,099

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,616,152
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$276,244

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,550,924
Aggregate gross unrealized depreciation	(454,499)

Net unrealized appreciation	$2,096,425

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,703,674

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $13,622,619)	$15,800,099
Cash	75,000
Prepaid registration and filing fees	5,111
Receivable for Fund shares sold	4,050
Receivable from investment adviser	1,586
Dividends, interest and other receivables	450
Securities lending income receivable	77
Other assets	145

Total assets	15,886,518

LIABILITIES
Transfer agent fees payable	1,236
Accrued expenses	41,204

Total liabilities	42,440

Commitments and contingent liabilities^

NET ASSETS	$15,844,078

Net assets were comprised of:
Paid in capital	$13,481,897
Total distributable earnings (loss)	2,362,181

Net assets	$15,844,078

Class I
Net asset value, offering and redemption price per share, $15,844,078 / 1,200,199 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.20

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$353,992
Interest	3,407
Securities lending (net)	2,032

Total income	359,431

EXPENSES
Investment advisory fees	70,340
Professional fees	44,728
Administrative fees	29,989
Registration and filing fees	20,130
Printing and mailing expenses	16,005
Transfer agent fees	11,250
Custodian fees	3,350
Trustees’ fees	452
Miscellaneous	7,599

Gross expenses	203,843
Less: Waiver from investment adviser	(100,329)
Reimbursement from investment adviser	(27,268)

Net expenses	76,246

NET INVESTMENT INCOME (LOSS)	283,185

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	56,747
Net change in unrealized appreciation (depreciation) on investments in securities	2,240,744

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,297,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,580,676

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$283,185	$203,467
Net realized gain (loss)	56,747	125,644
Net change in unrealized appreciation (depreciation)	2,240,744	52,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,580,676	381,980

Distributions to shareholders:
Class I	(346,821)	(792,730)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 341,450 and 140,589 shares, respectively ]	4,153,540	1,619,563
Capital shares issued in reinvestment of dividends [ 25,362 and 60,436 shares, respectively ]	301,300	687,149
Capital shares repurchased [ (85,440) and (183,636) shares, respectively ]	(1,060,117)	(2,128,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,394,723	178,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,628,578	(232,226)
NET ASSETS:
Beginning of year	10,215,500	10,447,726

End of year	$15,844,078	$10,215,500

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

Class I	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.12		$11.59		$13.71		$11.62		$12.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.22		0.24		0.16		0.22
Net realized and unrealized gain (loss)	2.21		0.19		(2.20)		2.52		(0.32)

Total from investment operations	2.46		0.41		(1.96)		2.68		(0.10)

Less distributions:
Dividends from net investment income	(0.22)		(0.27)		(0.16)		(0.21)		(0.22)
Distributions from net realized gains	(0.16)		(0.61)		—		(0.38)		(0.09)

Total dividends and distributions	(0.38)		(0.88)		(0.16)		(0.59)		(0.31)

Net asset value, end of year	$13.20		$11.12		$11.59		$13.71		$11.62

Total return	22.52%		3.42%		(14.46)%		23.70%		(0.87)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,844		$10,216		$10,448		$14,195		$9,521
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (f)	1.45%		1.76%		1.60%		1.63%		2.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.01%		1.92%		1.91%		1.23%		1.92%
Before waivers and reimbursements (f)(x)	1.11%		0.69%		0.85%		0.14%		0.28%
Portfolio turnover rate^	2%		11%		10%		1%		40%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (75.8%)
Invesco S&P 500 Low Volatility ETF	9,570	$679,279
Invesco S&P Emerging Markets Low Volatility ETF	3,180	79,277
Invesco S&P International Developed Low Volatility ETF	12,500	361,265
Invesco S&P MidCap Low Volatility ETF	6,260	382,679
Invesco S&P SmallCap Low Volatility ETF	3,530	165,839
iShares Core MSCI EAFE ETF	10,210	753,294
iShares Core MSCI Emerging Markets ETF	2,900	161,298
iShares Core S&P Total U.S. Stock Market ETF	16,630	2,074,593
iShares MSCI EAFE Min Vol Factor ETF	5,090	375,896
iShares MSCI Emerging Markets Min Vol Factor ETF	1,370	82,707
iShares MSCI USA Min Vol Factor ETF	7,430	668,626

SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	170,334

Total Equity		5,955,087

Fixed Income (23.7%)
iShares Core U.S. Aggregate Bond ETF	16,120	1,586,530
iShares TIPS Bond ETF	2,600	281,606

Total Fixed Income		1,868,136

Total Investments in Securities (99.5%) (Cost $6,734,310)		7,823,223
Other Assets Less Liabilities (0.5%)		35,556

Net Assets (100%)		$7,858,779

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,823,223	$—	$—	$7,823,223

Total Assets	$7,823,223	$—	$—	$7,823,223

Total Liabilities	$—	$—	$—	$—

Total	$7,823,223	$—	$—	$7,823,223

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,441,925
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,707,995

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,207,493
Aggregate gross unrealized depreciation	(147,963)

Net unrealized appreciation	$1,059,530

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,763,693

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $6,734,310)	$7,823,223
Cash	65,770
Receivable from investment adviser	5,205
Prepaid registration and filing fees	4,793
Dividends, interest and other receivables	276
Receivable for Fund shares sold	262
Securities lending income receivable	71
Other assets	64

Total assets	7,899,664

LIABILITIES
Transfer agent fees payable	1,590
Trustees’ fees payable	6
Accrued expenses	39,289

Total liabilities	40,885

Commitments and contingent liabilities^

NET ASSETS	$7,858,779

Net assets were comprised of:
Paid in capital	$6,236,257
Total distributable earnings (loss)	1,622,522

Net assets	$7,858,779

Class I
Net asset value, offering and redemption price per share, $7,858,779 / 538,184 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$189,788
Interest	2,788
Securities lending (net)	1,035

Total income	193,611

EXPENSES
Professional fees	43,087
Investment advisory fees	37,956
Administrative fees	29,997
Registration and filing fees	19,824
Printing and mailing expenses	13,381
Transfer agent fees	10,950
Custodian fees	3,900
Trustees’ fees	246
Miscellaneous	7,364

Gross expenses	166,705
Less: Waiver from investment adviser	(67,953)
Reimbursement from investment adviser	(57,813)

Net expenses	40,939

NET INVESTMENT INCOME (LOSS)	152,672

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	447,570
Net change in unrealized appreciation (depreciation) on investments in securities	970,563

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,418,133

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,570,805

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$152,672	$126,217
Net realized gain (loss)	447,570	56,371
Net change in unrealized appreciation (depreciation)	970,563	15,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,570,805	198,445

Distributions to shareholders:
Class I	(190,060)	(160,072)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 134,971 and 73,448 shares, respectively ]	1,789,519	924,612
Capital shares issued in reinvestment of dividends [ 8,188 and 6,479 shares, respectively ]	106,859	80,140
Capital shares repurchased [ (157,441) and (28,021) shares, respectively ]	(2,116,075)	(348,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,697)	656,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,161,048	694,628
NET ASSETS:
Beginning of year	6,697,731	6,003,103

End of year	$7,858,779	$6,697,731

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.12		$11.99		$14.32		$11.80		$12.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.24		0.25		0.17		0.23
Net realized and unrealized gain (loss)	2.53		0.21		(2.28)		2.82		(0.26)

Total from investment operations	2.81		0.45		(2.03)		2.99		(0.03)

Less distributions:
Dividends from net investment income	(0.23)		(0.26)		(0.16)		(0.22)		(0.21)
Distributions from net realized gains	(0.10)		(0.06)		(0.14)		(0.25)		(0.01)

Total dividends and distributions	(0.33)		(0.32)		(0.30)		(0.47)		(0.22)

Net asset value, end of year	$14.60		$12.12		$11.99		$14.32		$11.80

Total return	23.53%		3.70%		(14.46)%		25.92%		(0.24)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,859		$6,698		$6,003		$5,715		$4,185
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)	0.53	%**(j)
Before waivers and reimbursements (f)	2.19%		2.48%		2.57%		3.05%		3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.01%		1.94%		1.91%		1.22%		1.93%
Before waivers and reimbursements (f)(x)	0.35%		—	%‡‡	(0.12)%		(1.29)%		(1.39)%
Portfolio turnover rate^	19%		4%		2%		4%		20%
**	Includes tax expense of less than 0.005%.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (81.5%)
Invesco S&P 500 Low Volatility ETF	15,850	$1,125,033
Invesco S&P Emerging Markets Low Volatility ETF	5,230	130,384
Invesco S&P International Developed Low Volatility ETF	20,640	596,521
Invesco S&P MidCap Low Volatility ETF	10,060	614,977
Invesco S&P SmallCap Low Volatility ETF	5,800	272,484
iShares Core MSCI EAFE ETF	15,910	1,173,840
iShares Core MSCI Emerging Markets ETF	4,920	273,650
iShares Core S&P Total U.S. Stock Market ETF	27,180	3,390,705
iShares MSCI EAFE Min Vol Factor ETF	8,100	598,185
iShares MSCI Emerging Markets Min Vol Factor ETF	2,230	134,625
iShares MSCI USA Min Vol Factor ETF	12,410	1,116,776
SPDR SSGA US Small Cap Low Volatility Index ETF	2,280	285,559

Total Equity		9,712,739

Fixed Income (19.0%)
iShares Core U.S. Aggregate Bond ETF	19,510	1,920,174
iShares TIPS Bond ETF	3,120	337,927

Total Fixed Income		2,258,101

Total Exchange Traded Funds (100.5%) (Cost $9,715,040)		11,970,840

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	32,301	$32,314

Total Short-Term Investments (0.3%) (Cost $32,314)		32,314

Total Investments in Securities (100.8%) (Cost $9,747,354)		12,003,154
Other Assets Less Liabilities (-0.8%)		(86,806)

Net Assets (100%)		$11,916,348

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,970,840	$—	$—	$11,970,840
Short-Term Investments
Investment Companies	32,314	—	—	32,314

Total Assets	$12,003,154	$—	$—	$12,003,154

Total Liabilities	$—	$—	$—	$—

Total	$12,003,154	$—	$—	$12,003,154

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,914,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,852

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,415,123
Aggregate gross unrealized depreciation	(174,216)

Net unrealized appreciation	$2,240,907

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,762,247

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $9,747,354)	$12,003,154
Cash	75,000
Prepaid registration and filing fees	4,946
Receivable from investment adviser	3,470
Receivable for Fund shares sold	1,366
Dividends, interest and other receivables	424
Securities lending income receivable	32
Other assets	92

Total assets	12,088,484

LIABILITIES
Payable for Fund shares repurchased	130,438
Transfer agent fees payable	1,459
Trustees’ fees payable	2
Accrued expenses	40,237

Total liabilities	172,136

Commitments and contingent liabilities^

NET ASSETS	$11,916,348

Net assets were comprised of:
Paid in capital	$9,512,797
Total distributable earnings (loss)	2,403,551

Net assets	$11,916,348

Class I
Net asset value, offering and redemption price per share, $11,916,348 / 845,531 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.09

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$249,112
Interest	3,945
Securities lending (net)	1,540

Total income	254,597

EXPENSES
Investment advisory fees	52,159
Professional fees	43,761
Administrative fees	29,994
Registration and filing fees	19,950
Printing and mailing expenses	14,607
Transfer agent fees	11,250
Custodian fees	3,600
Trustees’ fees	335
Miscellaneous	7,554

Gross expenses	183,210
Less: Waiver from investment adviser	(82,153)
Reimbursement from investment adviser	(45,193)

Net expenses	55,864

NET INVESTMENT INCOME (LOSS)	198,733

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	24,533
Net change in unrealized appreciation (depreciation) on investments in securities	1,905,738

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,930,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,129,004

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$198,733	$148,663
Net realized gain (loss)	24,533	120,320
Net change in unrealized appreciation (depreciation)	1,905,738	(1,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,129,004	267,850

Distributions to shareholders:
Class I	(284,189)	(285,733)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 164,685 and 134,386 shares, respectively ]	2,170,899	1,624,916
Capital shares issued in reinvestment of dividends [ 14,756 and 14,587 shares, respectively ]	184,746	173,581
Capital shares repurchased [ (43,924) and (89,066) shares, respectively ]	(578,725)	(1,069,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,776,920	728,851

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,621,735	710,968
NET ASSETS:
Beginning of year	8,294,613	7,583,645

End of year	$11,916,348	$8,294,613

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.68		$11.67		$14.46		$11.83		$12.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.22		0.24		0.16		0.23
Net realized and unrealized gain (loss)	2.56		0.24		(2.18)		3.03		(0.36)

Total from investment operations	2.81		0.46		(1.94)		3.19		(0.13)

Less distributions:
Dividends from net investment income	(0.22)		(0.26)		(0.18)		(0.23)		(0.22)
Distributions from net realized gains	(0.18)		(0.19)		(0.67)		(0.33)		—	#

Total dividends and distributions	(0.40)		(0.45)		(0.85)		(0.56)		(0.22)

Net asset value, end of year	$14.09		$11.68		$11.67		$14.46		$11.83

Total return	24.47%		3.86%		(14.30)%		27.63%		(1.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,916		$8,295		$7,584		$8,138		$6,625
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.54	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)
Before waivers and reimbursements (f)	1.76%		2.13%		2.16%		2.18%		2.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.90%		1.86%		1.90%		1.21%		1.92%
Before waivers and reimbursements (f)(x)	0.68%		0.26%		0.27%		(0.43)%		(0.33)%
Portfolio turnover rate^	1%		10%		5%		18%		18%
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (85.7%)
Invesco S&P 500 Low Volatility ETF	16,730	$1,187,495
Invesco S&P Emerging Markets Low Volatility ETF	5,630	140,356
Invesco S&P International Developed Low Volatility ETF	21,590	623,977
Invesco S&P MidCap Low Volatility ETF	10,430	637,595
Invesco S&P SmallCap Low Volatility ETF	6,050	284,229
iShares Core MSCI EAFE ETF	17,020	1,255,736
iShares Core MSCI Emerging Markets ETF	5,080	282,550
iShares Core S&P Total U.S. Stock Market ETF	28,790	3,591,553
iShares MSCI EAFE Min Vol Factor ETF	8,340	615,909
iShares MSCI Emerging Markets Min Vol Factor ETF	2,380	143,681
iShares MSCI USA Min Vol Factor ETF	13,050	1,174,369
SPDR SSGA US Small Cap Low Volatility Index ETF	2,320	290,569

Total Equity		10,228,019

Fixed Income (13.8%)
iShares Core U.S. Aggregate Bond ETF	14,300	1,407,406
iShares TIPS Bond ETF	2,260	244,780

Total Fixed Income		1,652,186

Total Exchange Traded Funds (99.5%) (Cost $9,500,154)		11,880,205

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	17,708	17,715

Total Short-Term Investments (0.1%) (Cost $17,715)		17,715

Total Investments in Securities (99.6%) (Cost $9,517,869)		11,897,920
Other Assets Less Liabilities (0.4%)		37,974

Net Assets (100%)		$11,935,894

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,880,205	$—	$—	$11,880,205
Short-Term Investments
Investment Companies	17,715	—	—	17,715

Total Assets	$11,897,920	$—	$—	$11,897,920

Total Liabilities	$—	$—	$—	$—

Total	$11,897,920	$—	$—	$11,897,920

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,685,631
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$280,776

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,442,521
Aggregate gross unrealized depreciation	(106,711)

Net unrealized appreciation	$2,335,810

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,562,110

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $9,517,869)	$11,897,920
Cash	75,000
Receivable for Fund shares sold	6,051
Prepaid registration and filing fees	5,283
Receivable from investment adviser	3,123
Dividends, interest and other receivables	446
Securities lending income receivable	144
Other assets	93

Total assets	11,988,060

LIABILITIES
Payable for Fund shares repurchased	10,164
Transfer agent fees payable	1,717
Trustees’ fees payable	4
Accrued expenses	40,281

Total liabilities	52,166

Commitments and contingent liabilities^
NET ASSETS	$11,935,894

Net assets were comprised of:
Paid in capital	$9,368,040
Total distributable earnings (loss)	2,567,854

Net assets	$11,935,894

Class I
Net asset value, offering and redemption price per share, $11,935,894 / 768,286 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.54

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$243,676
Interest	3,816
Securities lending (net)	1,566

Total income	249,058

EXPENSES
Investment advisory fees	52,484
Professional fees	43,774
Administrative fees	29,994
Registration and filing fees	19,606
Printing and mailing expenses	14,611
Transfer agent fees	10,600
Custodian fees	3,700
Trustees’ fees	337
Miscellaneous	7,463

Gross expenses	182,569
Less: Waiver from investment adviser	(82,478)
Reimbursement from investment adviser	(44,249)

Net expenses	55,842

NET INVESTMENT INCOME (LOSS)	193,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	101,714
Net change in unrealized appreciation (depreciation) on investments in securities	1,942,111

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,043,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,237,041

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$193,216	$142,774
Net realized gain (loss)	101,714	37,019
Net change in unrealized appreciation (depreciation)	1,942,111	60,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,237,041	240,259

Distributions to shareholders:
Class I	(189,958)	(181,109)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 142,453 and 144,031 shares, respectively ]	2,055,184	1,870,800
Capital shares issued in reinvestment of dividends [ 8,752 and 7,647 shares, respectively ]	120,078	98,186
Capital shares repurchased [ (53,450) and (23,456) shares, respectively ]	(760,203)	(297,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,415,059	1,671,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,462,142	1,730,350
NET ASSETS:
Beginning of year	8,473,752	6,743,402

End of year	$11,935,894	$8,473,752

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.64		$12.43		$14.82		$11.76		$12.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.24		0.26		0.16		0.22
Net realized and unrealized gain (loss)	2.90		0.30		(2.34)		3.24		(0.46)

Total from investment operations	3.17		0.54		(2.08)		3.40		(0.24)

Less distributions:
Dividends from net investment income	(0.22)		(0.27)		(0.16)		(0.21)		(0.22)
Distributions from net realized gains	(0.05)		(0.06)		(0.15)		(0.13)		(0.02)

Total dividends and distributions	(0.27)		(0.33)		(0.31)		(0.34)		(0.24)

Net asset value, end of year	$15.54		$12.64		$12.43		$14.82		$11.76

Total return	25.45%		4.32%		(14.31)%		29.37%		(2.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,936		$8,474		$6,743		$6,432		$4,761
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)
Before waivers and reimbursements (f)	1.74%		2.17%		2.39%		2.75%		3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.84%		1.83%		1.93%		1.17%		1.90%
Before waivers and reimbursements (f)(x)	0.63%		0.19%		0.07%		(1.05)%		(1.37)%
Portfolio turnover rate^	3%		2%		2%		5%		21%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (90.5%)
Invesco S&P 500 Low Volatility ETF	12,580	$892,928
Invesco S&P Emerging Markets Low Volatility ETF	4,020	100,219
Invesco S&P International Developed Low Volatility ETF	15,480	447,391
Invesco S&P MidCap Low Volatility ETF	7,710	471,319
Invesco S&P SmallCap Low Volatility ETF	4,480	210,470
iShares Core MSCI EAFE ETF	12,480	920,774
iShares Core MSCI Emerging Markets ETF	3,760	209,131
iShares Core S&P Total U.S. Stock Market ETF	21,550	2,688,363
iShares MSCI EAFE Min Vol Factor ETF	6,300	465,255
iShares MSCI Emerging Markets Min Vol Factor ETF	1,750	105,648
iShares MSCI USA Min Vol Factor ETF	9,900	890,901
SPDR SSGA US Small Cap Low Volatility Index ETF	1,740	217,927

Total Equity		7,620,326

Fixed Income (8.8%)
iShares Core U.S. Aggregate Bond ETF	6,360	625,951
iShares TIPS Bond ETF	1,050	113,725

Total Fixed Income		739,676

Total Exchange Traded Funds (99.3%) (Cost $6,449,155)		8,360,002

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	6,866	6,869

Total Short-Term Investments (0.1%) (Cost $6,869)		6,869

Total Investments in Securities (99.4%) (Cost $6,456,024)		8,366,871
Other Assets Less Liabilities (0.6%)		50,145

Net Assets (100%)		$8,417,016

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,360,002	$—	$—	$8,360,002
Short-Term Investments
Investment Companies	6,869	—	—	6,869

Total Assets	$8,366,871	$—	$—	$8,366,871

Total Liabilities	$—	$—	$—	$—

Total	$8,366,871	$—	$—	$8,366,871

The Fund held no derivatives contracts during the year ended October 31, 2024.

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,739,365
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,530

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,951,153
Aggregate gross unrealized depreciation	(43,208)

Net unrealized appreciation	$1,907,945

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,458,926

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (Cost $6,456,024)	$8,366,871
Cash	75,000
Receivable for Fund shares sold	6,511
Prepaid registration and filing fees	4,772
Receivable from investment adviser	4,442
Dividends, interest and other receivables	279
Securities lending income receivable	82
Other assets	62

Total assets	8,458,019

LIABILITIES
Transfer agent fees payable	1,665
Trustees’ fees payable	15
Accrued expenses	39,323

Total liabilities	41,003

Commitments and contingent liabilities^

NET ASSETS	$8,417,016

Net assets were comprised of:
Paid in capital	$6,391,314
Total distributable earnings (loss)	2,025,702

Net assets	$8,417,016

Class I
Net asset value, offering and redemption price per share, $8,417,016 / 546,782 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.39

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends	$157,202
Interest	3,305
Securities lending (net)	1,051

Total income	161,558

EXPENSES
Professional fees	42,697
Investment advisory fees	35,153
Administrative fees	29,996
Registration and filing fees	19,740
Printing and mailing expenses	13,415
Transfer agent fees	10,800
Custodian fees	3,700
Trustees’ fees	225
Miscellaneous	7,002

Gross expenses	162,728
Less: Waiver from investment adviser	(65,149)
Reimbursement from investment adviser	(60,435)

Net expenses	37,144

NET INVESTMENT INCOME (LOSS)	124,414

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	34,022
Net change in unrealized appreciation (depreciation) on investments in securities	1,372,452

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,406,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,530,888

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$124,414	$99,570
Net realized gain (loss)	34,022	162,970
Net change in unrealized appreciation (depreciation)	1,372,452	(36,485)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,530,888	226,055

Distributions to shareholders:
Class I	(265,313)	(197,242)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 132,037 and 69,931 shares, respectively ]	1,896,042	912,050
Capital shares issued in reinvestment of dividends [ 8,276 and 5,820 shares, respectively ]	111,719	75,142
Capital shares repurchased [ (15,706) and (58,282) shares, respectively ]	(227,518)	(764,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,780,243	222,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,045,818	251,535
NET ASSETS:
Beginning of year	5,371,198	5,119,663

End of year	$8,417,016	$5,371,198

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class I	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.72		$12.65		$15.00		$11.73		$12.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.24		0.26		0.16		0.23
Net realized and unrealized gain (loss)	3.02		0.32		(2.37)		3.45		(0.58)

Total from investment operations	3.28		0.56		(2.11)		3.61		(0.35)

Less distributions:
Dividends from net investment income	(0.23)		(0.27)		(0.17)		(0.21)		(0.23)
Distributions from net realized gains	(0.38)		(0.22)		(0.07)		(0.13)		(0.01)

Total dividends and distributions	(0.61)		(0.49)		(0.24)		(0.34)		(0.24)

Net asset value, end of year	$15.39		$12.72		$12.65		$15.00		$11.73

Total return	26.50%		4.36%		(14.34)%		31.27%		(2.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,417		$5,371		$5,120		$5,478		$3,883
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.53	%(j)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%**(j)
Before waivers and reimbursements (f)	2.31%		2.83%		2.86%		3.11%		4.34%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.77%		1.81%		1.88%		1.16%		1.97%
Before waivers and reimbursements (f)(x)	(0.02)%		(0.49)%		(0.46)%		(1.43)%		(1.84)%
Portfolio turnover rate^	2%		12%		5%		2%		6%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2024, 2023, 2022 and 2021.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

October 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	28,500	$642,390
Deutsche Telekom AG (Registered)	9,864	298,692
Nippon Telegraph & Telephone Corp.	212,500	205,009
Swisscom AG (Registered)	922	562,201
Telstra Group Ltd.	133,153	333,039
Verizon Communications, Inc.	29,361	1,236,979

		3,278,310

Entertainment (0.4%)
Electronic Arts, Inc.	3,753	566,140
Nintendo Co. Ltd.	4,800	254,092

		820,232

Interactive Media & Services (3.9%)
Alphabet, Inc., Class A	30,141	5,157,426
Meta Platforms, Inc., Class A	5,715	3,243,720

		8,401,146

Media (0.6%)
Comcast Corp., Class A	29,100	1,270,797

Wireless Telecommunication Services (0.6%)
SoftBank Corp.	391,000	493,000
T-Mobile US, Inc.	3,486	777,936

		1,270,936

Total Communication Services		15,041,421

Consumer Discretionary (9.2%)
Automobiles (1.0%)
Tesla, Inc.*	8,078	2,018,288

Broadline Retail (2.8%)
Amazon.com, Inc.*	25,308	4,717,411
Dollarama, Inc.	5,463	568,488
Wesfarmers Ltd.	15,570	687,087

		5,972,986

Hotels, Restaurants & Leisure (2.0%)
Aristocrat Leisure Ltd.	8,814	353,681
Booking Holdings, Inc.	171	799,639
Chipotle Mexican Grill, Inc.*	10,000	557,700
McDonald’s Corp.	3,032	885,677
Oriental Land Co. Ltd.	9,400	227,796
Restaurant Brands International, Inc.	3,652	254,002
Starbucks Corp.	8,691	849,111
Yum! Brands, Inc.	3,087	404,891

		4,332,497

Specialty Retail (3.0%)
AutoZone, Inc.*	200	601,800
Fast Retailing Co. Ltd.	800	256,340
Home Depot, Inc. (The)	4,828	1,901,025
Industria de Diseno Textil SA (x)	5,279	300,816
Lowe’s Cos., Inc.	4,100	1,073,503
O’Reilly Automotive, Inc.*	741	854,477
TJX Cos., Inc. (The)	9,003	1,017,609
Tractor Supply Co.	1,400	371,714

		6,377,284

Textiles, Apparel & Luxury Goods (0.4%)
adidas AG	1,662	396,236
NIKE, Inc., Class B	6,880	530,654

		926,890

Total Consumer Discretionary		19,627,945

Consumer Staples (9.6%)
Beverages (2.2%)
Coca-Cola Co. (The)	34,800	2,272,788
Diageo plc	7,117	221,906
Keurig Dr Pepper, Inc.	11,401	375,663
PepsiCo, Inc.	11,072	1,838,838

		4,709,195

Consumer Staples Distribution & Retail (2.7%)
Costco Wholesale Corp.	2,721	2,378,644
George Weston Ltd.	2,100	333,095
Koninklijke Ahold Delhaize NV	14,652	483,448
Kroger Co. (The)	4,778	266,469
Loblaw Cos. Ltd.	2,300	290,797
Seven & i Holdings Co. Ltd.	18,500	265,023
Walmart, Inc.	20,665	1,693,497

		5,710,973

Food Products (1.8%)
Chocoladefabriken Lindt & Spruengli AG	19	223,310
Danone SA	5,704	407,548
General Mills, Inc.	11,700	795,834
Hershey Co. (The)	3,500	621,530
J M Smucker Co. (The)	2,200	249,722
McCormick & Co., Inc. (Non-Voting)	3,756	293,869
Mondelez International, Inc., Class A	18,800	1,287,424

		3,879,237

Household Products (2.3%)
Church & Dwight Co., Inc.	2,468	246,578
Colgate-Palmolive Co.	12,800	1,199,488
Henkel AG & Co. KGaA (Preference)(q)	7,013	607,077
Kimberly-Clark Corp.	6,100	818,498
Procter & Gamble Co. (The)	12,591	2,079,781

		4,951,422

Personal Care Products (0.6%)
Beiersdorf AG	2,994	404,040
L’Oreal SA	776	292,227
Unilever plc (Cboe Europe)	4,078	249,365
Unilever plc (London Stock Exchange)	5,289	323,701

		1,269,333

Total Consumer Staples		20,520,160

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
ConocoPhillips	3,317	363,344
Enbridge, Inc.	23,766	959,960
EOG Resources, Inc.	2,036	248,310
Equinor ASA	26,389	632,428

Total Energy		2,204,042

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Financials (17.1%)
Banks (4.3%)
ANZ Group Holdings Ltd.	16,680	$339,103
Bank of Nova Scotia (The) (x)	19,316	994,552
Canadian Imperial Bank of Commerce	14,014	876,762
Commonwealth Bank of Australia	4,270	397,248
DBS Group Holdings Ltd.	12,100	348,228
DNB Bank ASA	18,395	380,100
JPMorgan Chase & Co.	5,354	1,188,160
National Bank of Canada	4,142	395,057
Nordea Bank Abp (Aquis Stock Exchange)	23,265	272,899
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	163,618
Oversea-Chinese Banking Corp. Ltd.	22,500	255,852
Royal Bank of Canada	11,625	1,405,921
Sumitomo Mitsui Financial Group, Inc.	17,100	361,013
Toronto-Dominion Bank (The)	18,501	1,022,747
United Overseas Bank Ltd.	27,600	664,671

		9,065,931

Capital Markets (3.0%)
Ameriprise Financial, Inc.	1,500	765,450
Bank of New York Mellon Corp. (The)	7,700	580,272
Cboe Global Markets, Inc.	1,900	405,783
CME Group, Inc.	4,075	918,342
Daiwa Securities Group, Inc.	33,000	213,193
Deutsche Boerse AG	2,051	476,857
FactSet Research Systems, Inc.	567	257,452
Intercontinental Exchange, Inc.	6,366	992,269
Moody’s Corp.	1,075	488,093
MSCI, Inc.	459	262,181
S&P Global, Inc.	1,534	736,872
TMX Group Ltd.	9,500	296,732

		6,393,496

Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	4,500	2,029,140
Fiserv, Inc.*	5,339	1,056,588
Mastercard, Inc., Class A	2,889	1,443,316
Visa, Inc., Class A	7,442	2,157,064

		6,686,108

Insurance (6.7%)
Aflac, Inc.	5,945	622,977
Allianz SE (Registered)	2,318	730,062
Aon plc, Class A	2,200	807,114
Chubb Ltd.	2,400	677,856
Generali	20,746	576,896
Hannover Rueck SE	1,052	276,513
Hartford Financial Services Group, Inc. (The)	2,600	287,144
Intact Financial Corp.	4,371	834,739
Loews Corp.	5,300	418,488
Manulife Financial Corp.	9,137	266,888
Marsh & McLennan Cos., Inc.	7,000	1,527,680
MS&AD Insurance Group Holdings, Inc.	11,800	260,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,413	723,951
NN Group NV	7,846	386,148
Progressive Corp. (The)	4,379	1,063,353
QBE Insurance Group Ltd.	33,610	379,764
Sampo OYJ, Class A	10,515	466,878
Sompo Holdings, Inc.	28,800	615,776
Sun Life Financial, Inc.	10,300	571,092
Swiss Re AG	3,896	499,625
Tokio Marine Holdings, Inc.	9,600	341,366
Travelers Cos., Inc. (The)	2,160	531,230
W.R. Berkley Corp.	5,400	308,718
Willis Towers Watson plc	818	247,192
Zurich Insurance Group AG	1,542	914,373

		14,336,185

Total Financials		36,481,720

Health Care (9.9%)
Biotechnology (0.5%)
AbbVie, Inc.	1,312	267,477
Amgen, Inc.	796	254,847
Gilead Sciences, Inc.	6,013	534,075

		1,056,399

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	10,940	1,240,268
Becton Dickinson & Co.	3,000	700,770
Boston Scientific Corp.*	10,300	865,406
Hoya Corp.	1,900	253,222
IDEXX Laboratories, Inc.*	562	228,689
Medtronic plc	12,999	1,160,161
Stryker Corp.	2,001	712,916

		5,161,432

Health Care Providers & Services (1.7%)
Cencora, Inc.	2,200	501,776
Cigna Group (The)	1,800	566,658
Elevance Health, Inc.	1,256	509,635
HCA Healthcare, Inc.	722	259,010
Molina Healthcare, Inc.*	656	210,720
UnitedHealth Group, Inc.	2,611	1,473,910

		3,521,709

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,904	378,420
Danaher Corp.	1,757	431,625
IQVIA Holdings, Inc.*	1,001	206,026
Mettler-Toledo International, Inc.*	200	258,350
Thermo Fisher Scientific, Inc.	1,257	686,724

		1,961,145

Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	11,794	657,752
Eli Lilly and Co.	1,749	1,451,215
GSK plc	11,495	210,000
Johnson & Johnson	12,263	1,960,363
Merck & Co., Inc.	2,214	226,537
Merck KGaA	1,270	210,010
Novartis AG (Registered)	8,181	887,662
Novo Nordisk A/S, Class B	6,332	708,004
Novo Nordisk A/S (ADR)	5,058	566,243
Roche Holding AG	2,433	755,627
Sanofi SA	4,752	501,383

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co. Ltd.	10,400	$289,699
Zoetis, Inc.	5,625	1,005,638

		9,430,133

Total Health Care		21,130,818

Industrials (17.4%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	2,712	790,846
General Electric Co.	6,651	1,142,509
L3Harris Technologies, Inc.	1,095	270,980
Lockheed Martin Corp.	2,248	1,227,520
Northrop Grumman Corp.	894	455,064
RTX Corp.	3,768	455,890
Singapore Technologies Engineering Ltd.	69,900	239,636

		4,582,445

Air Freight & Logistics (0.6%)
Deutsche Post AG	8,646	347,314
Expeditors International of Washington, Inc.	4,800	571,200
United Parcel Service, Inc., Class B	2,762	370,274

		1,288,788

Building Products (1.1%)
Allegion plc	5,500	767,965
Geberit AG (Registered)	619	389,018
Trane Technologies plc	3,431	1,270,019

		2,427,002

Commercial Services & Supplies (1.2%)
Brambles Ltd.	40,979	491,821
Cintas Corp.	3,376	694,814
Copart, Inc.*	10,314	530,862
Republic Services, Inc.	1,100	217,800
Waste Management, Inc.	2,953	637,405

		2,572,702

Construction & Engineering (0.2%)
WSP Global, Inc.	2,894	517,276

Electrical Equipment (1.4%)
ABB Ltd. (Registered)	10,619	589,773
Eaton Corp. plc	4,012	1,330,299
Emerson Electric Co.	2,195	237,653
Prysmian SpA	3,605	255,215
Schneider Electric SE	2,328	602,265

		3,015,205

Ground Transportation (1.0%)
CSX Corp.	26,701	898,221
Hankyu Hanshin Holdings, Inc.	8,100	219,718
Union Pacific Corp.	4,056	941,276

		2,059,215

Industrial Conglomerates (1.2%)
Hitachi Ltd.	20,500	515,948
Honeywell International, Inc.	7,100	1,460,328
Siemens AG (Registered)	2,809	545,275

		2,521,551

Machinery (4.2%)
Atlas Copco AB, Class A	35,680	591,789
Caterpillar, Inc.	2,584	972,101
Cummins, Inc.	1,658	545,449
Epiroc AB, Class A	13,403	262,855
FANUC Corp.	9,600	253,899
GEA Group AG	5,420	267,050
Illinois Tool Works, Inc.	4,800	1,253,424
Knorr-Bremse AG	3,781	310,970
Komatsu Ltd.	9,600	248,433
Kone OYJ, Class B	4,544	248,683
Otis Worldwide Corp.	7,848	770,674
PACCAR, Inc.	7,295	760,723
Parker-Hannifin Corp.	898	569,395
Pentair plc	5,900	584,808
Snap-on, Inc.	1,600	528,208
Volvo AB, Class B	22,816	592,269
Xylem, Inc.	1,854	225,780

		8,986,510

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	879	219,555

Professional Services (2.8%)
Amentum Holdings, Inc.*	1,600	47,584
Automatic Data Processing, Inc.	5,705	1,650,114
Booz Allen Hamilton Holding Corp.	1,570	285,206
Broadridge Financial Solutions, Inc.	2,400	506,064
Jacobs Solutions, Inc.	1,600	224,928
Leidos Holdings, Inc.	2,034	372,548
Paychex, Inc.	4,091	569,999
SGS SA (Registered)	2,243	238,106
Thomson Reuters Corp.	4,474	732,337
Verisk Analytics, Inc.	1,600	439,552
Wolters Kluwer NV	4,833	814,544

		5,880,982

Trading Companies & Distributors (1.5%)
Brenntag SE	4,227	275,424
Fastenal Co.	12,442	972,716
Ferguson Enterprises, Inc.	1,148	225,858
ITOCHU Corp.	9,500	468,605
Mitsui & Co. Ltd.	20,600	417,419
W.W. Grainger, Inc.	800	887,384

		3,247,406

Total Industrials		37,318,637

Information Technology (20.6%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	2,700	1,213,245

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	13,522	906,245
CDW Corp.	1,993	375,142
Keyence Corp.	500	224,211
TE Connectivity plc	2,800	412,776

		1,918,374

IT Services (1.2%)
CGI, Inc.*	4,759	527,186
Fujitsu Ltd.	15,600	286,678

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

	Number of Shares	Value (Note 1)
Gartner, Inc.*	900	$452,250
International Business Machines Corp.	3,960	818,611
NEC Corp.	2,700	229,258
VeriSign, Inc.*	1,395	246,692

		2,560,675

Semiconductors & Semiconductor Equipment (6.8%)
ASML Holding NV	1,110	746,371
ASML Holding NV (Registered) (ADR)	400	269,020
Broadcom, Inc.	10,782	1,830,460
KLA Corp.	500	333,115
NVIDIA Corp.	71,610	9,506,944
NXP Semiconductors NV	2,814	659,883
QUALCOMM, Inc.	3,526	573,927
Texas Instruments, Inc.	3,413	693,385

		14,613,105

Software (6.4%)
Autodesk, Inc.*	1,948	552,842
Constellation Software, Inc.	87	262,374
Fair Isaac Corp.*	200	398,622
Intuit, Inc.	1,061	647,528
Microsoft Corp.	19,828	8,057,108
Oracle Corp.	10,195	1,711,129
Roper Technologies, Inc.	1,600	860,368
SAP SE	2,205	515,377
Synopsys, Inc.*	1,445	742,167

		13,747,515

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	40,895	9,238,590
Canon, Inc. (x)	10,500	340,698
NetApp, Inc.	2,900	334,399

		9,913,687

Total Information Technology		43,966,601

Materials (1.9%)
Chemicals (1.6%)
Air Liquide SA	1,500	268,793
DuPont de Nemours, Inc.	3,057	253,700
Ecolab, Inc.	3,400	835,482
Givaudan SA (Registered)	154	731,669
Sherwin-Williams Co. (The)	2,900	1,040,433
Symrise AG, Class A	1,893	227,928

		3,358,005

Metals & Mining (0.3%)
Rio Tinto Ltd.	3,723	289,717
Wheaton Precious Metals Corp.	5,506	363,613

		653,330

Total Materials		4,011,335

Real Estate (0.7%)
Real Estate Management & Development (0.1%)
Mitsubishi Estate Co. Ltd.	15,400	227,512

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	2,200	487,542
Equity Residential (REIT)	3,400	239,258

		726,800

Specialized REITs (0.3%)
Public Storage (REIT)	1,598	525,838

Total Real Estate		1,480,150

Utilities (3.8%)
Electric Utilities (1.6%)
Chubu Electric Power Co., Inc.	18,300	209,451
Enel SpA	64,680	490,581
Eversource Energy	10,900	717,765
Exelon Corp.	8,780	345,054
Hydro One Ltd. (m)	13,760	443,036
Iberdrola SA	47,505	704,542
Terna - Rete Elettrica Nazionale	58,178	504,760

		3,415,189

Gas Utilities (0.5%)
Atmos Energy Corp.	5,688	789,380
Hong Kong & China Gas Co. Ltd.	308,000	238,864

		1,028,244

Multi-Utilities (1.7%)
Consolidated Edison, Inc.	7,600	772,768
E.ON SE	37,794	510,458
National Grid plc	26,197	329,249
Public Service Enterprise Group, Inc.	12,100	1,081,861
Sempra	10,912	909,733

		3,604,069

Total Utilities		8,047,502

Total Common Stocks (98.2%) (Cost $165,171,693)		209,830,331

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	100	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.78% (7 day yield) (xx)	938,374	938,374
JPMorgan Prime Money Market Fund, IM Shares 5.02% (7 day yield)	2,824,445	2,825,575

Total Investment Companies		3,763,949

Total Short-Term Investments (1.7%) (Cost $3,764,067)		3,763,949

Total Investments in Securities (99.9%) (Cost $168,935,760)		213,594,280
Other Assets Less Liabilities (0.1%)		116,533

Net Assets (100%)		$213,710,813

*	Non-income producing.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At October 31, 2024, the market value or fair value, as applicable, of these securities amounted to $443,036 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at October 31, 2024.
(xx)

At October 31, 2024, the Fund had loaned securities with a total value of $1,460,050. This was collateralized by $620,380 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.000%, maturing 11/30/24 - 2/15/53 and by cash of $938,374 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Brazil	0.2
Canada	5.4
China	0.3
Denmark	0.6
Finland	0.5
France	0.4
Germany	3.3
Hong Kong	0.1
Italy	0.9
Japan	3.6
Netherlands	1.3
Norway	0.5
Singapore	0.7
Spain	0.5
Sweden	0.7
Switzerland	2.4
United Kingdom	0.5
United States	76.5
Cash and Other	0.1

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of October 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,895,388	$2,146,033	$—	$15,041,421
Consumer Discretionary	17,405,989	2,221,956	—	19,627,945
Consumer Staples	17,042,515	3,477,645	—	20,520,160
Energy	1,571,614	632,428	—	2,204,042
Financials	26,437,224	10,044,496	—	36,481,720
Health Care	17,315,211	3,815,607	—	21,130,818
Industrials	27,913,053	9,405,584	—	37,318,637
Information Technology	41,624,008	2,342,593	—	43,966,601
Materials	2,493,228	1,518,107	—	4,011,335
Real Estate	1,252,638	227,512	—	1,480,150
Utilities	5,059,597	2,987,905	—	8,047,502
Short-Term Investments
Investment Companies	3,763,949	—	—	3,763,949

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Warrants
Information Technology	$—	$—	$—	(a)	$—	(a)

Total Assets	$174,774,414	$38,819,866	$—		$213,594,280

Total Liabilities	$—	$—	$—		$—

Total	$174,774,414	$38,819,866	$—		$213,594,280

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(4,850)	$(4,850)

Total	$(4,850)	$(4,850)

^ The Fund held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$239,000

Investment security transactions for the year ended October 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$64,602,632
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,029,981

As of October 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,996,749
Aggregate gross unrealized depreciation	(2,712,012)

Net unrealized appreciation	$44,284,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$169,309,543

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $168,935,760)	$213,594,280
Cash	383,000
Foreign cash (Cost $48,394)	48,065
Receivable for Fund shares sold	525,290
Dividends, interest and other receivables	446,924
Prepaid registration and filing fees	25,872
Securities lending income receivable	2,027
Other assets	1,789

Total assets	215,027,247

LIABILITIES
Payable for return of collateral on securities loaned	938,374
Payable for Fund shares repurchased	128,023
Investment advisory fees payable	82,079
Transfer agent fees payable	38,154
Administrative fees payable	27,591
Distribution fees payable – Class R	1,519
Distribution fees payable – Class A	1,284
Accrued expenses	99,410

Total liabilities	1,316,434

Commitments and contingent liabilities^

NET ASSETS	$213,710,813

Net assets were comprised of:
Paid in capital	$160,478,089
Total distributable earnings (loss)	53,232,724

Net assets	$213,710,813

Class A
Net asset value and redemption price per share, $5,922,406 / 308,583 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.19
Maximum sales charge (5.50% of offering price)	1.12

Maximum offering price per share	$20.31

Class I
Net asset value, offering and redemption price per share, $204,247,255 / 10,604,992 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.26

Class R
Net asset value, offering and redemption price per share, $3,541,152 / 185,145 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.13

(x)	Includes value of securities on loan of $1,460,050.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividends (net of $224,753 foreign withholding tax)	$4,123,330
Interest	20,753
Securities lending (net)	14,455

Total income	4,158,538

EXPENSES
Investment advisory fees	1,441,944
Administrative fees	309,021
Transfer agent fees	233,200
Professional fees	120,702
Printing and mailing expenses	74,627
Registration and filing fees	44,233
Custodian fees	34,200
Distribution fees – Class R	14,636
Distribution fees – Class A	14,592
Trustees’ fees	6,694
Distribution fees – Class T**	436
Miscellaneous	41,447

Gross expenses	2,335,732
Less: Waiver from investment adviser	(553,875)
Waiver from distributor	(436)

Net expenses	1,781,421

NET INVESTMENT INCOME (LOSS)	2,377,117

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,187,248
Forward foreign currency contracts	(4,850)
Foreign currency transactions	(1,274)

Net realized gain (loss)	10,181,124

Change in unrealized appreciation (depreciation) on:
Investments in securities	40,808,720
Foreign currency translations	3,584

Net change in unrealized appreciation (depreciation)	40,812,304

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,993,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,370,545

**	After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,377,117	$2,480,789
Net realized gain (loss)	10,181,124	445,721
Net change in unrealized appreciation (depreciation)	40,812,304	6,907,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,370,545	9,833,644

Distributions to shareholders:
Class A	(68,338)	(41,330)
Class I	(2,810,472)	(1,652,986)
Class R	(24,199)	(9,040)
Class T**	(2,483)	(1,614)

Total distributions to shareholders	(2,905,492)	(1,704,970)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 47,641 and 37,543 shares, respectively ]	828,562	565,321
Capital shares issued in reinvestment of dividends [ 4,167 and 2,774 shares, respectively ]	68,338	41,330
Capital shares repurchased [ (73,974) and (55,092) shares, respectively ]	(1,324,378)	(836,037)

Total Class A transactions	(427,478)	(229,386)

Class I
Capital shares sold [ 3,094,753 and 3,973,319 shares, respectively ]	54,891,400	60,284,429
Capital shares issued in reinvestment of dividends [ 171,020 and 110,705 shares, respectively ]	2,808,138	1,651,723
Capital shares repurchased [ (4,491,799) and (2,877,536) shares, respectively ]	(78,668,900)	(43,620,496)

Total Class I transactions	(20,969,362)	18,315,656

Class R
Capital shares sold [ 58,077 and 61,544 shares, respectively ]	1,020,710	933,269
Capital shares issued in reinvestment of dividends [ 1,477 and 607 shares, respectively ]	24,199	9,040
Capital shares repurchased [ (18,051) and (16,467) shares, respectively ]	(307,750)	(252,479)

Total Class R transactions	737,159	689,830

Class T **
Capital shares repurchased [ (10,332) and 0 shares ]	(204,085)	—

Total Class T transactions	(204,085)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,863,766)	18,776,100

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,601,287	26,904,774
NET ASSETS:
Beginning of year	184,109,526	157,204,752

End of year	$213,710,813	$184,109,526

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.90	$14.15	$17.61	$13.34	$13.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.17	0.15	0.14	0.14
Net realized and unrealized gain (loss)	4.33	0.70	(2.37)	4.29	0.14

Total from investment operations	4.49	0.87	(2.22)	4.43	0.28

Less distributions:
Dividends from net investment income	(0.20)	(0.12)	(0.13)	(0.08)	(0.13)
Distributions from net realized gains	—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.20)	(0.12)	(1.24)	(0.16)	(0.28)

Net asset value, end of year	$19.19	$14.90	$14.15	$17.61	$13.34

Total return	30.38%	6.14%	(13.73)%	33.49%	2.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,922	$4,929	$4,888	$4,978	$3,278
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.10%	1.10%	1.14%
Before waivers and reimbursements (f)	1.37%	1.41%	1.42%	1.48%	1.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.91%	1.15%	0.96%	0.89%	1.04%
Before waivers and reimbursements (f)	0.64%	0.84%	0.64%	0.51%	0.35%
Portfolio turnover rate^	32%	34%	38%	59%	42%

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.95	$14.19	$17.66	$13.37	$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.21	0.19	0.19	0.17
Net realized and unrealized gain (loss)	4.34	0.71	(2.38)	4.29	0.14

Total from investment operations	4.55	0.92	(2.19)	4.48	0.31

Less distributions:
Dividends from net investment income	(0.24)	(0.16)	(0.17)	(0.11)	(0.16)
Distributions from net realized gains	—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.24)	(0.16)	(1.28)	(0.19)	(0.31)

Net asset value, end of year	$19.26	$14.95	$14.19	$17.66	$13.37

Total return	30.72%	6.46%	(13.56)%	33.87%	2.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$204,247	$176,892	$150,789	$124,320	$46,777
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.85%	0.85%	0.89%
Before waivers and reimbursements (f)	1.12%	1.16%	1.17%	1.23%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.17%	1.40%	1.23%	1.16%	1.27%
Before waivers and reimbursements (f)	0.90%	1.09%	0.90%	0.78%	0.58%
Portfolio turnover rate^	32%	34%	38%	59%	42%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended October 31,
Class R	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.85	$14.10	$17.56	$13.30	$13.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.14	0.11	0.10	0.10
Net realized and unrealized gain (loss)	4.33	0.69	(2.37)	4.29	0.14

Total from investment operations	4.44	0.83	(2.26)	4.39	0.24

Less distributions:
Dividends from net investment income	(0.16)	(0.08)	(0.09)	(0.05)	(0.10)
Distributions from net realized gains	—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.16)	(0.08)	(1.20)	(0.13)	(0.25)

Net asset value, end of year	$19.13	$14.85	$14.10	$17.56	$13.30

Total return	30.11%	5.90%	(13.97)%	33.21%	1.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,541	$2,134	$1,381	$936	$236
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.35%	1.35%	1.35%	1.35%	1.39%
Before waivers and reimbursements (f)	1.62%	1.66%	1.68%	1.73%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.64%	0.89%	0.72%	0.64%	0.77%
Before waivers and reimbursements (f)	0.37%	0.58%	0.40%	0.26%	0.07%
Portfolio turnover rate^	32%	34%	38%	59%	42%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with sixteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly- owned company.

Effective November 29, 2023, the name of the 1290 Retirement 2060 Fund changed to 1290 Avantis® U.S. Large Cap Growth Fund; American Century Investment Management, Inc. became the Fund’s sub-adviser; and the Fund’s investment objective and principal investment strategy changed. Effective November 29, 2023, the Fund seeks to provide long-term growth of capital and pursues its investment objective by investing directly in large capitalization U.S. equity securities. Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund and 1290 Retirement 2055 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as the 1290 Multi-Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). Each underlying fund’s financial statements are included in the underlying fund’s annual report, which is filed with the SEC on Form N-CSR and is publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized three classes of shares, Class A, Class I and Class R, on behalf of each of the sixteen Funds. The Class T shares of the Trust, which were previously authorized but were not publicly offered for sale, have been terminated. Additionally, the 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A and Class R shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 Avantis® U.S. Large Cap Growth Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

EIM contributed seed capital to the Fund below:

Funds:	Date	Class	Seed capital
1290 Avantis® U.S. Large Cap Growth	11/30/2023	A	$100,000
1290 Avantis® U.S. Large Cap Growth	11/30/2023	I	18,900,000

EIM redeemed seed capital out of the Funds listed below:

Funds:	Redemption Date	Class	Seed capital
1290 GAMCO Small/Mid Cap Value	10/15/2024	T	$184,904
1290 High Yield Bond	10/15/2024	T	121,901
1290 SmartBeta Equity	10/15/2024	T	204,084

The investment objectives of each Fund are as follows:

1290 Avantis® U.S. Large Cap Growth Fund (sub-advised by American Century Investment Management, Inc.) — Seeks to provide long-term growth of capital.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P.) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Funds by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees. In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Fund investments for which market quotations are not readily available or are believed by the Adviser to be unreliable. In these circumstances, a Fund may use a fair value estimate made according to methods the Adviser has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of October 31, 2024, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

Foreign Taxes:

The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Fund applies for refunds where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal, state and local income tax provisions are required.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short- term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2024 and October 31, 2023 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2024 are presented in the following table. For the Funds, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (1290 Diversified Bond), capital loss carryforwards (1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 High Yield Bond and 1290 Multi-Alternative Strategies ), deferral of losses on offsetting positions (1290 Loomis Sayles Multi-Asset Income), partnership basis adjustments (1290 Multi-Alternative Strategies) and wash sale loss deferrals (1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond, 1290 Loomis Sayles Multi-Asset Income, 1290 Multi-Alternative Strategies, 1290 Retirement 2020, 1290 Retirement 2025, 1290 Retirement 2030 and 1290 Retirement 2035).

	Year Ended October 31, 2024		As of October 31, 2024		Year Ended October 31, 2023
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Avantis® U.S. Large Cap Growth	$69,351	$73,148	$98,115	$655,036	$112,234	$98,870
1290 Diversified Bond	39,852,498	—	—	—	15,606,684	—
1290 Essex Small Cap Growth	—	—	125,352	—	73,637	—
1290 GAMCO Small/Mid Cap Value	1,401,584	3,909,545	1,366,441	5,813,221	248,039	2,550,136
1290 High Yield Bond	4,371,070	—	—	—	3,658,332	—
1290 Loomis Sayles Multi-Asset Income	3,375,320	—	4,189,641	24,235	2,420,631	1,048,196
1290 Multi-Alternative Strategies	468,907	—	95,074	—	349,910	—
1290 Retirement 2020	170,559	90,696	116,864	190,041	204,241	570,728
1290 Retirement 2025	360,448	313,351	278,569	485,874	389,577	735,181

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

	Year Ended October 31, 2024		As of October 31, 2024		Year Ended October 31, 2023
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Retirement 2030	$190,618	$81,023	$166,899	$134,514	$195,023	$519,067
1290 Retirement 2035	202,820	144,001	205,456	60,298	242,334	550,396
1290 Retirement 2040	132,682	57,378	100,164	462,828	132,662	27,410
1290 Retirement 2045	154,515	129,674	135,568	27,076	162,933	122,800
1290 Retirement 2050	152,737	37,221	129,176	102,868	147,935	33,174
1290 Retirement 2055	100,195	165,118	83,769	33,986	109,392	87,850
1290 SmartBeta Equity	2,905,492	—	2,254,072	6,694,377	1,704,970	—

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2024, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses from ordinary income
1290 Essex Small Cap Growth	$252,330

The following Funds had a Return of Capital during the year ended October 31, 2024:

Fund:	Return of Capital
1290 Diversified Bond	$352,519
1290 High Yield Bond	30,930

The following Funds had a Return of Capital during the year ended October 31, 2023:

Funds:	Return of Capital
1290 Diversified Bond	$8,391,802
1290 High Yield Bond	31,809

Permanent book and tax differences relating to shareholder distributions resulted in undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at October 31, 2024 as follows:

Funds:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
1290 Avantis® U.S. Large Cap Growth	$—	$—	$—
1290 Diversified Bond	(1,600,370)	1,600,370	—
1290 Essex Small Cap Growth	—	—	—
1290 GAMCO Small/Mid Cap Value	217	(217)	—
1290 High Yield Bond	84,193	(84,193)	—
1290 Loomis Sayles Multi-Asset Income	(27,402)	27,402	—
1290 Multi-Alternative Strategies	(52,691)	52,691	—
1290 Retirement 2020	—	—	—
1290 Retirement 2025	—	—	—
1290 Retirement 2030	63	(63)	—
1290 Retirement 2035	—	—	—
1290 Retirement 2040	58	(58)	—
1290 Retirement 2045	9	(9)	—
1290 Retirement 2050	5	(5)	—
1290 Retirement 2055	—	—	—
1290 SmartBeta Equity	355,590	(355,590)	—

(a) These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment. Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at October 31, 2024 as follows: reclassification of gain and losses from foreign currency transactions (1290 Diversified Bond).

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$7,144,828	$893,695	$69,967,706	$77,385,361
1290 Essex Small Cap Growth	—	—	6,541,866	—
1290 High Yield Bond	129,970		1,007,555	5,939,974
1290 Multi-Alternative Strategies	—	—	50,150	1,429,922
1290 SmartBeta Equity	3,119,662	—	—	—

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

During the year ended October 31, 2024, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Fund that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward settling transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Securities Lending:

During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its portfolio securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan

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October 31, 2024

and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Funds do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds currently receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At October 31, 2024, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular sector or industry, such as labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other securities markets, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the value of market, sectors, or companies in which a Fund invests.

Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Fund’s debt securities generally declines. Conversely, when interest rates decline, the value of a Fund’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund. It is difficult to predict the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, war, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

A Fund that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs will indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Fund also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Fund’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Avantis® U.S. Large Cap Growth	0.500% of average daily net assets
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I and Class R shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A and Class R shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares were voluntarily waived during the period. The amounts waived for the period ended October 31, 2024 are included in Waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment. Class T shares were terminated effective October 15, 2024.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. As of October 31, 2024, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Fund to limit the expenses of each Fund listed below so that the total annual operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees, and extraordinary expenses not incurred in the ordinary course of such Fund’s business) do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Avantis® U.S. Large Cap Growth*	0.65%
1290 Diversified Bond	0.50
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the year ended October 31, 2024, the Funds did not incur recoupment fees and as of October 31, 2024, no commitment or contingent liability is expected. At October 31, 2024, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through			Total Eligible For Reimbursement
Funds:	2025	2026	2027
1290 Avantis® U.S. Large Cap Growth	$124,402	$129,096	$264,400	$517,898
1290 Diversified Bond	3,005,779	3,030,013	2,652,034	8,687,826
1290 Essex Small Cap Growth	202,116	412,087	254,364	868,567
1290 GAMCO Small/Mid Cap Value	393,763	411,133	402,629	1,207,525
1290 High Yield Bond	280,965	299,929	294,924	875,818
1290 Loomis Sayles Multi-Asset Income	302,294	282,902	359,264	944,460
1290 Multi-Alternative Strategies	110,420	122,841	117,430	350,691
1290 Retirement 2020	126,767	126,214	123,477	376,458
1290 Retirement 2025	137,099	133,596	129,041	399,736
1290 Retirement 2030	125,762	127,176	126,387	379,325
1290 Retirement 2035	130,199	129,923	127,597	387,719
1290 Retirement 2040	123,023	126,010	125,766	374,799
1290 Retirement 2045	126,549	127,739	127,346	381,634
1290 Retirement 2050	123,486	127,733	126,727	377,946
1290 Retirement 2055	123,400	126,530	125,584	375,514
1290 SmartBeta Equity	475,250	556,893	553,875	1,586,018

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributor and do not represent expenses or income of the Funds. The Distributor has advised the Funds that for the year ended October 31, 2024, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Avantis® U.S. Large Cap Growth	$188	$—	$—
1290 Diversified Bond	24,264	—	—
1290 Essex Small Cap Growth	114	—	—
1290 GAMCO Small/Mid Cap Value	29,261	—	—
1290 High Yield Bond	8,256	—	—
1290 Loomis Sayles Multi-Asset Income	38,013	—	—
1290 Multi-Alternative Strategies	560	—	—
1290 SmartBeta Equity	34,179	—	—

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial Life Insurance Company (“Equitable Financial”), EIM, Equitable Investment Management Group, LLC (“EIMG”) and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended October 31, 2024, the two trusts in the fund complex reimbursed EIM and EIMG for $290,000 of the Chief Compliance Officer’s compensation, including $2,319 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

At October 31, 2024, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Avantis® U.S. Large Cap Growth	19%
1290 Essex Small Cap Growth	19
1290 GAMCO Small/ Mid Cap Value	17
1290 High Yield Bond	8
1290 Loomis Sayles Multi-Asset Income	63
1290 Multi-Alternative Strategies	58
1290 Retirement 2020	100
1290 Retirement 2025	100
1290 Retirement 2030	99
1290 Retirement 2035	99
1290 Retirement 2040	99
1290 Retirement 2045	98
1290 Retirement 2050	99
1290 Retirement 2055	100

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

October 31, 2024

Shares of 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust. The following table shows the percentage of ownership of the net assets of each Fund by a series of EQ Advisors Trust as of October 31, 2024.

Portfolios:	1290 Avantis® U.S. Large cap Growth	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/All Asset Growth Allocation	5.36%	1.18%	—%	—%	—%	—%
EQ/Conservative Allocation	1.52	4.71	—	—	—	—
EQ/Conservative-Plus Allocation	2.26	4.03	—	—	—	—
EQ/Moderate Allocation	14.71	21.87	—	—	—	—
EQ/Moderate-Plus Allocation	23.91	16.38	—	—	—	—
EQ/Aggressive Allocation	12.99	2.25	—	—	—	—
Equitable Conservative Growth MF/ETF	0.78	4.27	4.78	2.51	9.55	3.95
Equitable Moderate Growth MF/ETF	0.40	0.75	2.43	1.26	1.84	2.19
Equitable Growth MF/ETF	0.68	0.20	3.41	1.78	2.16	3.85
Target 2015 Allocation	—	0.60	—	—	—	—
Target 2025 Allocation	—	1.78	—	—	—	—
Target 2035 Allocation	—	1.59	—	—	—	—
Target 2045 Allocation	—	0.92	—	—	—	—
Target 2055 Allocation	—	0.19	—	—	—	—

Note 6	Subsequent Events

The Adviser evaluated subsequent events from October 31, 2024, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of 1290 Funds and Shareholders of each of the sixteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting 1290 Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

1290 Avantis® U.S. Large Cap Growth Fund	1290 Retirement 2025 Fund
1290 Diversified Bond Fund	1290 Retirement 2030 Fund
1290 Essex Small Cap Growth Fund	1290 Retirement 2035 Fund
1290 GAMCO Small/Mid Cap Value Fund	1290 Retirement 2040 Fund
1290 High Yield Bond Fund	1290 Retirement 2045 Fund
1290 Loomis Sayles Multi-Asset Income Fund	1290 Retirement 2050 Fund
1290 Multi-Alternative Strategies Fund	1290 Retirement 2055 Fund
1290 Retirement 2020 Fund	1290 SmartBeta Equity Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

December 20, 2024

We have served as the auditor of one or more investment companies in the Equitable Investment Management LLC – advised mutual fund complex since 1997.

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2024 (UNAUDITED)

At an in-person meeting held on July 17-18, 2024, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to each series of the Trust (each, a “Fund” and together, the “Funds”) listed below, for an additional one-year term. As noted below, the Board considered, and made a decision with respect to, each Agreement for each Fund separately.

Funds	Agreement(s) Renewed by the Trust’s Board with respect to the Funds

1290 Retirement 2020 Fund

1290 Retirement 2025 Fund

1290 Retirement 2030 Fund

1290 Retirement 2035 Fund

1290 Retirement 2040 Fund

1290 Retirement 2045 Fund

1290 Retirement 2050 Fund

1290 Retirement 2055 Fund

(collectively, the “1290 Retirement Funds”)

1290 Avantis® U.S. Large Cap Growth Fund[1] (formerly known as 1290 Retirement 2060 Fund)

1290 Multi-Alternative Strategies Fund

Advisory Agreement with EIM

1290 Diversified Bond Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Brandywine Global Investment Management LLC

1290 Essex Small Cap Growth Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Essex Investment Management Company, LLC

1290 GAMCO Small/Mid Cap Value Fund	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc.

1290 High Yield Bond Fund 1290 SmartBeta Equity Fund	Advisory Agreement with EIM Sub-Advisory Agreement with AXA Investment Managers US Inc.

1290 Loomis Sayles Multi-Asset Income Fund	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis, Sayles & Company, L.P.

[1]

The Board noted that the investment sub-advisory agreement between the Adviser and American Century Investment Management Inc. with respect to the Fund was in its initial two-year period and, as such, the Adviser was not asking the Board to consider the renewal of the agreement with respect to the Fund at the meeting.

In reaching its decision to renew the Agreement(s) with respect to each Fund, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund, including:

(1) the nature, quality and extent of the overall services provided to the Fund by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates, including the investment performance of the Fund; (2) the level of the Fund’s advisory fee and, where applicable, sub-advisory fee, and the Fund’s expense ratios relative to those of peer funds; (3) the costs of the services provided by, and the profits (if any) realized by, the Adviser and its affiliates from their relationships with the Fund; (4) the anticipated effect of growth and size on the Fund’s performance and expenses, including any potential economies of scale and whether any such economies of scale are equitably shared with shareholders; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser, and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Fund). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Funds have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel, throughout the year, as well as during the annual renewal process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Fund, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation of portfolio securities; legal and compliance matters; shareholder and other services and support provided to the Funds by the Adviser, the relevant Sub-Adviser and their respective affiliates, as well as other third-party providers; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; risk management; and overall market and regulatory developments. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year. The meetings, discussions and presentations throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser, the Sub-Advisers and, where applicable, their respective affiliates, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense and investment performance information for each Fund. The Independent Trustees, in consultation with their independent legal counsel, annually review and assess and, as they deem appropriate, request revisions to, the materials provided by Broadridge to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Funds’ investment advisory arrangements. The additional material prepared by management generally included Fund-by-Fund information showing, among other information, each Fund’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Fund-by-Fund basis. In addition, for each Fund, the Adviser and, where applicable, the relevant Sub-Adviser provided separate materials describing the Fund’s investment performance over various time periods and the services provided and the fees charged with respect to the Fund and discussing whether the Fund had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July (although the Independent Trustees believe that, in fact, the process extends year-round, and the Independent Trustees receive information on an ongoing basis) to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the

Independent Trustees have time to consider those responses. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the renewal of the Agreements and during their deliberations regarding the Agreements and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the proposed renewal of the Agreements. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions with their independent legal counsel during the meeting to discuss the Agreements and the information provided and consider their responsibilities under applicable law. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust, which is managed by Equitable Investment Management Group, LLC (“EIMG”), an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQ Advisors Trust. The Board noted that EIMG served as the investment adviser to the Trust prior to January 1, 2023. The Board also noted that all but one of the Sub-Advisers currently serve as investment sub-advisers for one or more series, or allocated portion(s) of series, of EQ Advisors Trust. The Trustees took into account information relating to the Adviser, EIMG and the Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, at prior meetings of the Board of Trustees of EQ Advisors Trust, and the Trustees noted their experience and familiarity with the Adviser, EIMG, the Sub-Advisers, and the series of EQ Advisors Trust gained from their service on the Boards of Trustees of EQ Advisors Trust and the Trust.

Although the Board approved the renewal of the Agreements for all of the Funds at the same Board meeting, the Board considered each Fund and each relevant Agreement separately and, in doing so, noted the respective roles of the Adviser and, as applicable, the relevant Sub-Adviser in providing services to the Fund. The Board’s decision to renew the relevant Agreement(s) with respect to each Fund was not based on a single identified factor, but rather reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual renewal process. Each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the renewal process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. With respect to each Sub-Advisory Agreement, the Board also took into account the Adviser’s recommendation to approve the renewal of the Sub-Advisory Agreement. In approving the renewal of the relevant Agreement(s) with respect to each Fund, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services provided to each Fund and its shareholders by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Fund and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Fund(s) and for funds and accounts similar to the Fund(s) each advises, including, as applicable, series (or allocated portion(s) of series) of EQ Advisors Trust.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Funds (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Fund assets among Sub-Advisers; overseeing the selection of investments for the Funds (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Funds (or the portions thereof) that it manages directly; monitoring and evaluating the investment performance of the Funds (or the portions thereof); monitoring the investment operations and composition of the Funds (or the portions thereof) and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies and restrictions, as well as the Funds’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Funds and its process for making investment decisions for the Funds (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who perform those functions with respect to the Funds. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Funds. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Funds or recommending and implementing changes (for example, investment objective, strategy or policy changes) to existing Funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks, with respect to all Funds. The Board considered that the Adviser’s responsibilities with respect to all Funds include daily monitoring of investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks as they relate to the Funds. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk monitoring and management activities. The Board also noted that the Funds operate in an increasingly complex regulatory environment.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Fund (or the portion thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Fund (or the portion thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Fund (or the portion thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Fund that it sub-advises, as well as information on staffing levels and succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Fund (or the portion thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Fund brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the use of “soft” commission dollars to pay for research services, as applicable. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Fund (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and received information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Funds. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to market conditions and other developments over the past year and considered the overall performance of the Adviser and the Sub-Advisers in this context. The Board also considered information about the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Fund(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Funds, developments related to the Adviser’s business, and the Adviser’s ongoing oversight and enhanced monitoring of the Funds’ Sub-Advisers, in light of a variety of market, economic and other factors, as well as new regulatory requirements. The Independent Trustees also requested and received information about the Adviser’s, the Sub-Advisers’, and other key service providers’ use of artificial intelligence (“AI”) technologies in providing services to the Funds. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Fund average net assets information, as well as updated investment performance information.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new U.S. Securities and Exchange Commission rulemaking affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including pricing and valuation of portfolio securities; liquidity and derivatives risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; and environmental, social and governance (“ESG”) investing. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser. The Board also noted the increasing complexity of the financial markets.

The Board also considered the benefits to shareholders from participation in a Fund sponsored by the Adviser, including the Adviser’s experience operating a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that shareholders have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, shareholder servicing and distribution support services that the Adviser and its affiliates provide to the Funds and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and shareholders’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Fund, the Board also considered discussions with the Adviser and, where applicable, the relevant Sub-Adviser about Fund investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Fund reviews and other detailed reports to the Board on Fund performance, the Board periodically received and considered information regarding each Fund’s performance over various time periods on both an absolute basis and relative to the performance of a recognized securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises multiple recognized indexes (“blended benchmark”), and a peer group of other mutual funds deemed by Broadridge to be comparable to the Fund (“peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution (including factors that contributed to, or detracted from, Fund performance) and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Fund’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three- and five-year periods, as applicable, and since inception periods ended March 31, 2024. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Fund’s performance over various time periods relative to the performance of a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses and performance. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Funds for periods ended June 30, 2024, as well as market commentary, in connection with the annual renewal process.

The Board received a description of, and factored into its evaluation of each Fund’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance. The Board noted that while the Adviser requested that the Board be provided certain supplemental peer group performance information, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Fund.

In evaluating the Funds’ performance, the Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance. The Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year); interest rate and inflation levels and credit conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis, particularly during periods of market volatility. The Board also recognized that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such market or economic conditions and not necessarily reflective of management skill. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

The following paragraphs, in which the Funds are grouped by investment strategy (for example, allocation strategies and active strategies), provide additional information that the Board considered in evaluating the performance of each Fund.

Allocation Funds

With respect to the performance of the 1290 Loomis Sayles Multi-Asset Income Fund, the Board considered that the Fund allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser. In evaluating the performance of the Fund, the Board also noted that, in August 2022, the Fund had replaced its former sub-adviser with a new Sub-Adviser, and had changed its investment objective, policies and strategy, performance benchmark, fee and expense structure, and name. Therefore, the Board focused on the Fund’s performance since that time.

With respect to the performance of each of the 1290 Retirement Funds, the Board considered that each Fund operates as a fund-of-funds managed by the Adviser and invests in exchange traded securities of other investment companies or investment vehicles (“ETFs”) and recognized, therefore, that each Fund’s performance is based, in part, on the total returns of the ETFs in which it invests. The Board also considered that each of the 1290 Retirement Funds allocates its assets between equity and fixed income investments through its investments in ETFs.

The Board also factored into its evaluation of each Fund’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Funds, which may invest in equity and fixed income investments, to the performance of a peer group that includes funds that may allocate their assets between equity and fixed income investments in different percentages over time than the Funds and among other asset classes. The Board also factored into its evaluation of each 1290 Retirement Fund’s performance that, although the Fund’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and fixed income investments that vary from the Fund’s asset allocation over time.

Active Funds

With respect to the performance of the 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds, the Board considered that each Fund is actively managed and advised by a single Sub-Adviser.

In evaluating the performance of the 1290 Avantis® U.S. Large Cap Growth Fund, the Board also noted that, in November 2023, the Fund had changed from a fund-of-funds managed by the Adviser to a fund that invests directly in securities and other instruments and is actively managed by a single Sub-Adviser, and had changed its investment objective, policies and strategy, performance benchmark, and name. Therefore, the Board focused on the Fund’s performance since that time.

The Board also noted that the 1290 Essex Small Cap Growth Fund had only a short operating history on which to evaluate performance.

With respect to the performance of the 1290 Multi-Alternative Strategies Fund, the Board considered that the Fund operates as a fund-of-funds managed by the Adviser and invests in ETFs and recognized, therefore, that the Fund’s performance is based, in part, on the total returns of the ETFs in which it invests.

All Funds

The Board and the Adviser discussed the performance of each Fund, including whether each Fund had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Fund’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Fund’s performance. Where applicable, the Board also considered steps that the Adviser and, where applicable, the relevant Sub-Adviser had taken to address a Fund’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Fund and any changes to the investment strategies of a Fund. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Fund’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Fund’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Fund, the Board determined, with respect to each Fund, that (i) the Fund and its shareholders would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Fund, and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates were appropriate for the Fund in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Fees and Expenses

The Board considered each Fund’s advisory fee and, where applicable, sub-advisory fee in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser. The Board also reviewed comparative fee and expense information for each Fund provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Fund’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Fund (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Fund) (a Fund’s “Broadridge category”). For each Fund, Broadridge provided information on the Fund’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Fund, as well as information on the Fund’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Fund paid to the Adviser in its capacity as administrator for the Fund. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non-12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests.

The Broadridge expense data was derived in part from fund financial statements available to Broadridge as of the date of its analysis. For each Fund, the Broadridge expense data was based upon information taken from each Fund’s audited financial statements for the period ended October 31, 2023, which reflect historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class I shares of each Fund. The Board reviewed the expense data for Class I shares as a proxy for all of a Fund’s operational share classes. In this regard, the Board noted that the expenses for a Fund’s Class I shares are generally lower than the expenses for a Fund’s other share classes and that the expense comparisons may differ for different share classes. For the 1290 Retirement Funds, the only operational share class is Class I. The Board also took note of the relatively small size of each Fund and the likely impact that a Fund’s size has on its relative expenses.

The Board received a description of, and factored into its evaluation of each Fund’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Fund and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Fund may exhibit notable differences (for example, in its objective(s), management techniques, and relative size) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Fund differed appreciably from those of the funds in the more-narrow expense group. For uniformity, the Fund-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s advisory fee and total expense ratio.

The Board noted that the Broadridge expense groups and universes for the Funds excluded ETFs because ETFs have a different structure from open-end funds like the Funds and shares of ETFs are accessed differently by investors. The Board also noted that the Broadridge expense groups and universes for the actively managed Funds excluded passive, or index, funds because passive funds pursue their investment strategies differently from the actively managed Funds. The Board noted that, in each case, the excluded funds could have lower advisory fees and total expenses, and that including these funds in peer groups and universes would have the effect of lowering the averages and medians of the expense measurements in the peer groups and universes. The Board also noted that, as with performance peer groups, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Fund for purposes of fee and expense comparisons.

In addition, with respect to each sub-advised Fund, the Board further considered the relative levels of the sub-advisory fee paid by the Adviser to the relevant Sub-Adviser and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser, and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of the Fund. The Board also considered the sub-advisory fee paid to a Sub-Adviser in light of fees charged by the Sub-Adviser to funds advised or sub-advised by the Sub-Adviser that follow investment strategies similar to those of the Fund (if any) and, where applicable, the rationale for differences in the Fund’s sub-advisory fee and the fees charged to those other funds.

Fund-specific contractual advisory fee and total expense ratio comparisons are provided in the following paragraphs, in which the Funds are grouped by investment strategy (for example, allocation strategies and active strategies). The total expense ratio comparisons exclude any 12b-1 or non-12b-1 service fees. For the funds-of-funds and certain other Funds as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

Allocation Funds

The Board considered that the contractual advisory fee for the 1290 Loomis Sayles Multi-Asset Income Fund and each of the 1290 Retirement Funds was above the median for the Fund’s respective Broadridge category. The Board considered that the Adviser had been waiving advisory fees for each of these Funds and noted that the actual advisory fee after waivers for each of these Funds was at or below the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of these Funds was above the median for the Fund’s respective Broadridge category. For each of the 1290 Retirement Funds, the total expense ratio included the fees and expenses of the underlying funds in which the Fund invests.

The Board also considered each 1290 Retirement Fund’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Funds, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Fund and other funds-of-funds managed by the Adviser.

Active Funds

The Board considered that the contractual advisory fee for each of the 1290 Avantis® U.S. Large Cap Growth and 1290 Multi-Alternative Strategies Funds was below the median for the Fund’s respective Broadridge category. The Board considered that the Adviser had been waiving advisory fees for each of these Funds and noted that the actual advisory fee after waivers for each of these Funds was below the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of the 1290 Avantis® U.S. Large Cap Growth Fund was below the median for the Fund’s Broadridge category, and the total expense ratio for the Class I shares of the 1290 Multi-Alternative Strategies Fund was above the median for the Fund’s Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds was above (but, in the case of the 1290 Essex Small Cap Growth Fund, within five basis points of) the median for the Fund’s respective Broadridge category. The Board considered that the Adviser had been waiving advisory fees for each of these Funds and noted that the actual advisory fee after waivers for each of the 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value and 1290 High Yield Bond Funds was below the median for the Fund’s respective Broadridge category. The Board also considered that the total expense ratio for the Class I shares of each of the 1290 Diversified Bond and 1290 Essex Small Cap Growth Funds was below the median for the Fund’s respective Broadridge category, and the total expense ratio for the Class I shares of each of the 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds was above (but, in the case of the 1290 GAMCO Small/Mid Cap Value Fund, within five basis points of) the median for the Fund’s respective Broadridge category.

The Board also considered the 1290 Multi-Alternative Strategies Fund’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Fund, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Fund and other funds-of-funds managed by the Adviser.

All Funds

The Board further considered that the advisory fee rate schedules for all Funds other than the 1290 Retirement Funds include breakpoints that reduce the fee rate as a Fund’s assets increase above certain levels. The Board noted that any such reduction in a Fund’s effective advisory fee would result in corresponding reductions in the Fund’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Fund so that each Fund’s total expense ratios do not exceed certain levels as set forth in the Fund’s prospectus. In this regard, the Board also noted that the current expense limitation arrangements for the 1290 Avantis® U.S. Large Cap Growth and 1290 GAMCO Small/Mid Cap Value Funds and each of the 1290 Retirement Funds include the fees and expenses of any underlying funds in which a Fund invests and, thus, such fees and expenses would not cause a Fund’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, each Fund’s actual advisory fee was lower than its contractual advisory fee.

Based on its review, the Board determined, with respect to each Fund, that the Adviser’s advisory fee is fair and reasonable, and the Board determined, with respect to each sub-advised Fund, that the Sub-Adviser’s sub-advisory fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Funds during the 12-month period ended December 31, 2023, which was the most recent fiscal year for the Adviser and its affiliates. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2023, 2022, and 2021. The Board noted that the Adviser was heavily subsidizing the Funds’ expenses and that the Funds were not profitable.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Fund. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentations for the Funds beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third-party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods, including information about profitability trends over time.

In addition, with respect to the sub-advised Funds, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Fund and that the Adviser is incentivized to negotiate a favorable fee. The Board also noted that many responsibilities related to the advisory function are retained by the Adviser. The Adviser further advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as a Fund grows larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with funds and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a fund’s effective fee rate declines as the fund grows in size, (ii) subsidizing a fund’s expenses by waiving all or a portion of the advisory fee or other fees or making payments to the fund so that the fund’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a fund is priced to scale, which assumes that the fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a fund and its shareholders. The Board noted that the advisory fee rate schedules for all Funds other than the 1290 Retirement Funds include breakpoints that reduce the fee rate as Fund assets increase above certain levels and considered whether such breakpoints are set at appropriate asset levels. The Board also noted that, although the advisory fees for the 1290 Retirement Funds do not include breakpoints, the Adviser was subsidizing all of the Funds’ expenses by waiving all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, making payments to the Funds so that each Fund’s total expense ratios do not exceed certain contractual levels as set forth in the Fund’s prospectus. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and can provide protection from an increase in expenses if a Fund’s assets decline. In addition, the Board considered that the Adviser shares any realized economies of scale with the Funds in other ways, which may include setting a Fund’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Fund’s operation (and bears the risk that the Fund will never become profitable), while the Fund’s shareholders receive the benefit of economies of scale that the Adviser expects the Fund will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Funds through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Funds and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Funds, and the ongoing development of the Adviser’s infrastructure and information technology to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. In this regard, the Board also considered information about the operation of the Trust’s securities lending program. The Board also noted that the Adviser can share economies of scale with Funds by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by a Sub-Adviser in a Fund and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser or EIMG serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Fund assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to shareholders. The Board also noted that the aggregation of assets may result in the affected Fund(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to the sub-advisory fee that does not include breakpoints, the Board considered the Sub-Adviser’s explanation that the sub-advisory fee is priced at a competitive level.

Based on its consideration of the factors above and recognizing that the Funds have relatively low asset levels to date, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

“Fall-Out” and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Funds and receives compensation for acting in this capacity. The Board also noted that Equitable Distributors, LLC, an affiliate of the Adviser, provides distribution support services for the Trust pursuant to an agreement with the Trust’s distributor, ALPS Distributors, Inc. Equitable Distributors, LLC may receive from the Funds compensation (which may include payments pursuant to Rule 12b-1 plans with respect to their Class A and Class R shares) for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that other broker-dealers that are affiliated with the Adviser may sell, and earn sales commissions and/or other compensation with respect to, shares of the Funds. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Fund, may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Fund in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser or EIMG and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, the Funds and other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Fund’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three- and five-year periods, as applicable, and since inception periods ended March 31, 2024, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown in the Funds’ annual shareholder reports for the period ended October 31, 2024.

1290 Funds Investment Performance

For periods ended March 31, 2024

		1 Year		3 Year		5 Year		Since Inception
	Inception Date	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
1290 Avantis® U.S. Large Cap Growth Fund - Class A	11/29/2023	n/a	n/a	n/a	n/a	n/a	n/a	18.24%	11.73%
1290 Avantis® U.S. Large Cap Growth Fund - Class I	2/27/2017	23.28%	n/a	7.71%	n/a	9.44%	n/a	9.36%	n/a
Lipper Large-Cap Growth Funds		39.20%	n/a	9.06%	n/a	15.67%	n/a	15.91%	n/a
S&P 500 Index		29.88%	n/a	11.49%	n/a	15.05%	n/a	13.88%	n/a
Russell 1000 Growth Index		39.00%	n/a	12.50%	n/a	18.52%	n/a	17.95%	n/a
S&P Target Date 2060+ Index		20.18%	n/a	6.30%	n/a	10.11%	n/a	9.53%	n/a
1290 Diversified Bond Fund - Class A	7/6/2015	(2.08)%	(6.53)%	(4.77)%	(6.22)%	1.33%	0.40%	2.01%	1.48%
1290 Diversified Bond Fund - Class I	7/6/2015	(1.93)%	n/a	(4.54)%	n/a	1.52%	n/a	2.25%	n/a
1290 Diversified Bond Fund - Class R	7/6/2015	(2.35)%	n/a	(5.02)%	n/a	1.05%	n/a	1.74%	n/a
Lipper Global Income Funds		3.21%	n/a	(2.80)%	n/a	(0.04)%	n/a	1.08%	n/a
Bloomberg U.S. Aggregate Bond Index		1.70%	n/a	(2.46)%	n/a	0.36%	n/a	1.29%	n/a
1290 Essex Small Cap Growth Fund - Class A	7/11/2022	8.26%	2.30%	n/a	n/a	n/a	n/a	9.02%	5.50%
1290 Essex Small Cap Growth Fund - Class I	7/11/2022	8.52%	n/a	n/a	n/a	n/a	n/a	9.29%	n/a
1290 Essex Small Cap Growth Fund - Class R	7/11/2022	7.99%	n/a	n/a	n/a	n/a	n/a	8.74%	n/a
Lipper Small-Cap Growth Funds		19.10%	n/a	n/a	n/a	n/a	n/a	10.42%	n/a
Russell 2000 Growth Index		20.35%	n/a	n/a	n/a	n/a	n/a	16.70%	n/a
1290 GAMCO Small/Mid Cap Value Fund - Class A	11/12/2014	21.46%	14.79%	6.25%	4.26%	9.95%	8.71%	8.89%	8.24%
1290 GAMCO Small/Mid Cap Value Fund - Class I	11/12/2014	21.70%	n/a	6.50%	n/a	10.23%	n/a	9.16%	n/a
1290 GAMCO Small/Mid Cap Value Fund - Class R	11/12/2014	21.10%	n/a	5.97%	n/a	9.68%	n/a	8.62%	n/a
Lipper Small-Cap Core Funds		19.10%	n/a	3.99%	n/a	9.38%	n/a	8.02%	n/a
Russell 2500 Value Index		21.33%	n/a	5.36%	n/a	9.38%	n/a	7.90%	n/a
1290 High Yield Bond Fund - Class A	11/12/2014	10.26%	5.30%	1.92%	0.36%	3.71%	2.76%	3.79%	3.29%
1290 High Yield Bond Fund - Class I	11/12/2014	10.39%	n/a	2.14%	n/a	3.97%	n/a	4.05%	n/a
1290 High Yield Bond Fund - Class R	11/12/2014	9.86%	n/a	1.67%	n/a	3.43%	n/a	3.53%	n/a
Lipper High Yield Funds		10.27%	n/a	1.88%	n/a	3.71%	n/a	3.83%	n/a
ICE BofA US High Yield Index		11.12%	n/a	2.25%	n/a	4.06%	n/a	4.49%	n/a

		1 Year		3 Year		5 Year		Since Inception
	Inception Date	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
1290 Loomis Sayles Multi-Asset Income Fund - Class A	3/7/2016	10.39%	5.42%	3.78%	1.84%	7.01%	5.80%	6.90%	6.15%
1290 Loomis Sayles Multi-Asset Income Fund - Class I	3/7/2016	10.65%	n/a	4.04%	n/a	7.29%	n/a	7.16%	n/a
1290 Loomis Sayles Multi-Asset Income Fund - Class R	3/7/2016	10.12%	n/a	3.52%	n/a	6.75%	n/a	6.63%	n/a
Lipper Mixed-Asset Target Allocation Moderate Funds		13.15%	n/a	2.96%	n/a	6.16%	n/a	6.37%	n/a
20% MSCI World High Dividend Yield Index / 20% Cboe S&P 500 BuyWrite IndexSM / 30% Bloomberg U.S. Corporate High Yield Index / 30% Bloomberg U.S. Aggregate Bond Index		8.87%	n/a	2.46%	n/a	4.17%	n/a	5.15%	n/a
1290 Multi-Alternative Strategies Fund - Class A	7/6/2015	8.49%	2.57%	(0.75)%	(2.60)%	1.40%	0.27%	1.28%	0.62%
1290 Multi-Alternative Strategies Fund - Class I	7/6/2015	8.75%	n/a	(0.50)%	n/a	1.67%	n/a	1.53%	n/a
1290 Multi-Alternative Strategies Fund - Class R	7/6/2015	8.14%	n/a	(1.01)%	n/a	1.14%	n/a	1.02%	n/a
Lipper Alternative Multi-Strategy Funds		8.64%	n/a	2.91%	n/a	3.36%	n/a	1.94%	n/a
ICE BofA US 3-Month Treasury Bill Index		5.27%	n/a	2.60%	n/a	2.03%	n/a	1.58%	n/a
1290 SmartBeta Equity Fund - Class A	11/12/2014	19.81%	13.19%	7.79%	5.77%	10.35%	9.10%	8.94%	8.29%
1290 SmartBeta Equity Fund - Class I	11/12/2014	20.05%	n/a	8.05%	n/a	10.62%	n/a	9.21%	n/a
1290 SmartBeta Equity Fund - Class R	11/12/2014	19.42%	n/a	7.51%	n/a	10.07%	n/a	8.67%	n/a
Lipper Global Large-Cap Core Funds		21.85%	n/a	6.74%	n/a	10.67%	n/a	8.39%	n/a
MSCI World (Net) Index		25.11%	n/a	8.60%	n/a	12.07%	n/a	9.61%	n/a
1290 Retirement 2020 Fund - Class I	2/27/2017	8.39%	n/a	1.59%	n/a	4.24%	n/a	4.79%	n/a
Lipper Mixed-Asset Target 2020 Funds		10.60%	n/a	1.91%	n/a	5.33%	n/a	5.42%	n/a
S&P Target Date 2020 Index		10.89%	n/a	2.70%	n/a	5.62%	n/a	5.65%	n/a
1290 Retirement 2025 Fund - Class I	2/27/2017	9.74%	n/a	2.27%	n/a	4.97%	n/a	5.52%	n/a
Lipper Mixed-Asset Target 2025 Funds		11.45%	n/a	2.21%	n/a	5.83%	n/a	5.91%	n/a
S&P Target Date 2025 Index		11.60%	n/a	3.15%	n/a	6.42%	n/a	6.39%	n/a
1290 Retirement 2030 Fund - Class I	2/27/2017	10.81%	n/a	2.87%	n/a	5.52%	n/a	6.04%	n/a
Lipper Mixed-Asset Target 2030 Funds		13.37%	n/a	2.93%	n/a	6.79%	n/a	6.79%	n/a
S&P Target Date 2030 Index		13.80%	n/a	3.95%	n/a	7.38%	n/a	7.22%	n/a
1290 Retirement 2035 Fund - Class I	2/27/2017	11.92%	n/a	3.39%	n/a	6.03%	n/a	6.49%	n/a
Lipper Mixed-Asset Target 2035 Funds		16.35%	n/a	3.95%	n/a	8.03%	n/a	7.84%	n/a
S&P Target Date 2035 Index		16.13%	n/a	4.78%	n/a	8.43%	n/a	8.09%	n/a
1290 Retirement 2040 Fund - Class I	2/27/2017	12.80%	n/a	3.86%	n/a	6.74%	n/a	7.12%	n/a
Lipper Mixed-Asset Target 2040 Funds		18.93%	n/a	4.78%	n/a	8.95%	n/a	8.59%	n/a
S&P Target Date 2040 Index		18.11%	n/a	5.52%	n/a	9.25%	n/a	8.77%	n/a
1290 Retirement 2045 Fund - Class I	2/27/2017	13.64%	n/a	4.29%	n/a	7.06%	n/a	7.43%	n/a
Lipper Mixed-Asset Target 2045 Funds		20.19%	n/a	5.30%	n/a	9.53%	n/a	9.07%	n/a
S&P Target Date 2045 Index		19.39%	n/a	6.03%	n/a	9.76%	n/a	9.17%	n/a
1290 Retirement 2050 Fund - Class I	2/27/2017	14.45%	n/a	4.74%	n/a	7.37%	n/a	7.75%	n/a
Lipper Mixed-Asset Target 2050 Funds		21.03%	n/a	5.53%	n/a	9.74%	n/a	9.26%	n/a
S&P Target Date 2050 Index		20.05%	n/a	6.26%	n/a	10.01%	n/a	9.39%	n/a
1290 Retirement 2055 Fund - Class I	2/27/2017	15.37%	n/a	5.10%	n/a	7.64%	n/a	8.04%	n/a
Lipper Mixed-Asset Target 2055 Funds		21.35%	n/a	5.65%	n/a	9.84%	n/a	9.36%	n/a
S&P Target Date 2055 Index		20.09%	n/a	6.30%	n/a	10.08%	n/a	9.46%	n/a

Federal Income Tax Information (Unaudited)

Funds:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
1290 Avantis® U.S. Large Cap Growth	64.86%	$—	$—	$73,148
1290 Diversified Bond	0.00	—	—	—
1290 Essex Small Cap Growth	0.00	—	—	—
1290 GAMCO Small/Mid Cap Value	100.00	—	—	3,909,545
1290 High Yield Bond	0.00	—	—	—
1290 Loomis Sayles Multi-Asset Income	7.02	—	—	—
1290 Multi-Alternative Strategies	5.33	2,844	36,423	—
1290 Retirement 2020	19.88	2,092	34,168	90,696
1290 Retirement 2025	25.82	7,333	100,149	313,351
1290 Retirement 2030	32.14	5,024	69,830	81,023
1290 Retirement 2035	37.08	6,977	97,024	144,001
1290 Retirement 2040	40.15	4,339	59,085	57,378
1290 Retirement 2045	45.11	5,843	77,037	129,674
1290 Retirement 2050	44.72	5,894	79,573	37,221
1290 Retirement 2055	49.05	4,320	59,509	165,118
1290 SmartBeta Equity	73.52	—	—	—

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

EIMG, a wholly-owned subsidiary of Equitable Financial Life Insurance Company, may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This is not applicable for any Fund included in this document.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This is not applicable for any Fund included in this document.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

See ITEM 7.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to this registrant.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS.

(a)(1) The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Jessica Baehr
Jessica Baehr
Senior Vice President
January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jessica Baehr
Jessica Baehr
Senior Vice President
January 8, 2025

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
January 8, 2025